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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.4%
DISPOSAL 1.0%
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/23	5.125%	$1,520,000	$1,643,363
HIGHER EDUCATION 13.2%
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut State University
Series 2014O
11/01/25	4.000%	2,000,000	2,257,740
Sacred Heart University
Series 2012H (AGM)
07/01/19	5.000%	2,350,000	2,671,315
Revenue Bonds
Fairfield University
Series 2008N
07/01/18	5.000%	1,500,000	1,653,780
07/01/22	5.000%	2,500,000	2,756,425
Quinnipiac University
Series 2007I (NPFGC)
07/01/22	5.000%	2,000,000	2,139,340
Quinnipiac University Health & Education
Series 2007 (NPFGC)
07/01/28	5.000%	2,000,000	2,190,360
Sacred Heart University
Series 2011G
07/01/20	5.000%	1,190,000	1,325,077
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	500,000	563,575
Yale University
Series 1997T-1
07/01/29	4.700%	4,800,000	5,114,736
Total			20,672,348
HOSPITAL 15.8%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/22	5.000%	1,400,000	1,648,290
Hartford Healthcare
Series 2014E
07/01/34	5.000%	2,360,000	2,589,250
Health System Catholic East
Series 2010
11/15/29	4.750%	3,420,000	3,684,503
Hospital for Special Care
Series 2007C (AGM)
07/01/17	5.250%	500,000	541,035
07/01/20	5.250%	1,235,000	1,324,365
07/01/27	5.250%	750,000	793,703
Lawrence & Memorial Hospital
Series 2011S
07/01/31	5.000%	2,000,000	2,170,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Middlesex Hospital
Series 2006M (AGM)
07/01/27	4.875%	$500,000	$525,985
Series 2011N
07/01/20	5.000%	1,365,000	1,572,425
07/01/21	5.000%	1,000,000	1,157,860
Stamford Hospital
Series 2012J
07/01/20	5.000%	1,525,000	1,737,448
Western Connecticut Health Network
Series 2011
07/01/19	5.000%	1,760,000	1,969,211
07/01/20	5.000%	1,630,000	1,842,389
Yale-New Haven Health
Series 2014A
07/01/31	5.000%	2,500,000	2,819,750
Yale-New Haven Hospital
Series 2013N
07/01/25	5.000%	300,000	346,914
Total			24,723,268
INVESTOR OWNED 3.4%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	5,000,000	5,403,150
JOINT POWER AUTHORITY 0.7%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2012A
01/01/27	5.000%	1,000,000	1,123,370
LOCAL GENERAL OBLIGATION 20.9%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/31	5.000%	1,350,000	1,532,695
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/17	5.250%	1,500,000	1,625,490
08/15/21	5.500%	1,125,000	1,328,850
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/22	5.250%	1,325,000	1,535,940
04/01/23	5.250%	1,325,000	1,521,285
04/01/24	5.250%	1,325,000	1,519,947
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/19	5.000%	2,085,000	2,379,152
Series 2013A
04/01/26	5.000%	1,810,000	2,065,898

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of Middletown Unlimited General Obligation Bonds Series 2015
04/01/26	5.000%	$2,000,000	$2,461,900
City of New Haven
Unlimited General Obligation Bonds
Series 2011 (AGM)
08/01/18	5.000%	820,000	909,109
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/18	5.000%	4,410,000	4,921,472
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/17	5.250%	1,125,000	1,230,503
Town of Brookfield Unlimited General Obligation Refunding Bonds Series 2014
08/01/25	5.000%	325,000	404,225
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/20	5.000%	1,000,000	1,160,640
01/01/22	5.000%	500,000	597,545
Town of Hamden Unlimited General Obligation Bonds Series 2014A (BAM)
08/15/23	5.000%	320,000	372,810
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/24	4.750%	1,150,000	1,367,799
07/15/25	4.750%	1,150,000	1,378,712
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009
09/15/20	5.000%	2,130,000	2,508,458
Town of Stratford Unlimited General Obligation Refunding Bonds Series 2014
12/15/32	5.000%	600,000	677,124
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	4.000%	575,000	633,495
09/15/21	4.000%	600,000	655,104
Total			32,788,153
MULTI-FAMILY 1.4%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/22	5.000%	1,035,000	1,059,519
06/01/23	5.000%	1,085,000	1,108,469
Total			2,167,988

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
MUNICIPAL POWER 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	$315,000	$371,517
NURSING HOME 0.6%
Connecticut State Development Authority
Revenue Bonds
Alzheimers Resource Center, Inc. Project
Series 2007
08/15/17	5.200%	455,000	475,680
08/15/21	5.400%	500,000	519,450
Total			995,130
PREP SCHOOL 3.8%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,216,829
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	2,109,243
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/29	4.500%	600,000	618,216
Total			5,944,288
REFUNDED / ESCROWED 3.6%
City of Hartford Unlimited General Obligation Bonds Series 2009A Escrowed to Maturity (AGM)
08/15/17	5.000%	695,000	754,916
Connecticut Municipal Electric Energy Cooperative
Prerefunded 01/01/17 Revenue Bonds
Series 2006A (AMBAC)
01/01/22	5.000%	2,000,000	2,126,300
Revenue Bonds
Series 2009A Escrowed to Maturity (AGM)
01/01/17	5.000%	1,525,000	1,621,746
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (a)
07/01/22	5.250%	895,000	1,087,514
Total			5,590,476
SINGLE FAMILY 1.7%
Connecticut Housing Finance Authority Revenue Bonds Subordinated Series 2008B-1
11/15/23	4.750%	2,500,000	2,637,525

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX 8.9%
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2009A
12/01/19	4.500%	$3,765,000	$4,270,639
Series 2014A
09/01/25	5.000%	2,500,000	3,002,725
State of Connecticut Refunding Special Tax Bonds 2nd Lien Transportation Infrastructure Series 2009-1
02/01/19	5.000%	3,450,000	3,906,228
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	550,000	602,327
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (a)
10/01/25	5.000%	2,020,000	2,251,876
Total			14,033,795
SPECIAL PROPERTY TAX 1.8%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	2,496,000	2,896,483
STATE APPROPRIATED 4.3%
University of Connecticut
Revenue Bonds
Series 2007A
04/01/24	4.000%	2,100,000	2,197,314
Series 2009A
02/15/23	5.000%	2,000,000	2,240,460
Series 2015A
02/15/29	5.000%	2,000,000	2,324,260
Total			6,762,034
STATE GENERAL OBLIGATION 8.2%
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/18	5.000%	1,755,000	1,942,785

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
06/15/19	5.000%	$1,840,000	$2,090,056
State of Connecticut
Unlimited General Obligation Bonds
Series 2008B
04/15/22	5.000%	5,415,000	5,972,962
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/20	5.250%	600,000	702,096
Series 2006E
12/15/20	5.000%	2,000,000	2,125,380
Total			12,833,279
WATER & SEWER 5.9%
Greater New Haven Water Pollution Control Authority Refunding Revenue Bonds Series 2014B
08/15/31	5.000%	1,000,000	1,141,150
Hartford County Metropolitan District Revenue Bonds Clean Water Project Series 2014A
11/01/27	5.000%	1,000,000	1,182,460
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/22	5.250%	1,370,000	1,654,618
08/01/23	5.250%	500,000	611,140
27th Series 2012
08/01/29	5.000%	2,945,000	3,320,340
29th Series 2014
08/01/25	5.000%	500,000	587,260
South Central Connecticut Regional Water Authority (b)
Revenue Bonds
18th Series 2003B (NPFGC)
08/01/29	5.250%	750,000	819,990
Total			9,316,958
Total Municipal Bonds (Cost: $140,559,704)			$149,903,125

		Shares	Value

Money Market Funds 1.7%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (c)		2,600,070	$2,600,070
Total Money Market Funds (Cost: $2,600,070)			$2,600,070
Total Investments (Cost: $143,159,774) (d)			$152,503,195(e)
Other Assets & Liabilities, Net			4,476,383
Net Assets			$156,979,578

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2015, the value of these securities amounted to $4,313,234 or 2.75% of net assets.

(b)	Variable rate security.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(d)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $143,160,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,419,000
Unrealized Depreciation	(76,000)
Net Unrealized Appreciation	$9,343,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Insurance
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Municipal Bonds	—	149,903,125	—	149,903,125
Money Market Funds	2,600,070	—	—	2,600,070
Total Investments	2,600,070	149,903,125	—	152,503,195

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Intermediate Muni Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.3%
ALABAMA 0.5%
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/19	5.000%	$10,000,000	$11,424,900

ALASKA 1.0%
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003B
01/01/21	5.000%	19,460,000	22,302,522

ARIZONA 0.5%
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	3,500,000	3,756,060
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A
01/01/22	5.000%	1,000,000	1,125,390
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM)
10/01/18	5.000%	5,000,000	5,595,150
Total			10,476,600

ARKANSAS 0.7%
County of Independence Refunding Revenue Bonds Entergy Mississippi, Inc. Project Series 1999 (AMBAC)
07/01/22	4.900%	4,600,000	4,670,564
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/29	5.000%	4,695,000	5,243,470
12/01/31	5.000%	5,185,000	5,721,233
Total			15,635,267

CALIFORNIA 17.1%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/28	5.000%	1,000,000	1,157,390
04/01/29	5.000%	1,650,000	1,898,160
04/01/30	5.000%	1,700,000	1,941,995

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/29	5.000%	$1,485,000	$1,685,549
Revenue Bonds
St. Joseph Health System
Series 2009B
07/01/18	5.000%	10,445,000	11,617,347
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10/01/23	5.625%	3,000,000	3,274,080
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections & Rehabilitation
Series 2006F (NPFGC)
11/01/18	5.250%	4,000,000	4,543,520
Various Capital Projects
Series 2012G
11/01/28	5.000%	5,510,000	6,358,705
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/22	5.250%	3,395,000	4,022,837
Series 2012A
04/01/28	5.000%	10,000,000	11,450,100
Series 2013I
11/01/28	5.250%	9,225,000	10,970,093
11/01/29	5.000%	5,000,000	5,793,100
11/01/31	5.500%	2,930,000	3,487,638
Various Correctional Facilities
Series 2014A
09/01/31	5.000%	15,250,000	17,567,237
California State University Revenue Bonds Systemwide Series 2008A (AGM)
11/01/22	5.000%	5,000,000	5,520,700
California Statewide Communities Development Authority Revenue Bonds Henry Mayo Newhall Memorial Series 2014A (AGM)
10/01/34	5.000%	5,000,000	5,460,500
City of Tulare Sewer (a)
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/30	5.000%	1,910,000	2,171,575
11/15/31	5.000%	1,000,000	1,128,610
11/15/32	5.000%	1,610,000	1,808,191
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	10,435,000	11,510,640

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/24	5.000%	$1,000,000	$1,110,460
Del Mar Race Track Authority Refunding Revenue Bonds Series 2015 (a)(b)
10/01/35	5.000%	1,665,000	1,765,766
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Subordinated Series 2014B-3 (c)
01/15/53	5.500%	9,000,000	10,311,750
Golden State Tobacco Securitization Corp. Asset-Backed Refunding Revenue Bonds Series 2015A
06/01/33	5.000%	5,250,000	5,928,143
La Quinta Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A
09/01/29	5.000%	5,000,000	5,535,050
Los Angeles County Sanitation Districts Financing Authority Subordinated Refunding Revenue Bonds Capital Projects - District #14 Series 2015
10/01/33	5.000%	4,000,000	4,624,240
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (d)
08/01/24	0.000%	5,000,000	3,554,000
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,676,936
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2006 Series 2009A
08/01/29	6.125%	14,500,000	16,543,485
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	3,000,000	3,354,690
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) (d)
09/01/31	0.000%	28,000,000	14,808,640

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
Sacramento Municipal Utility District Prerefunded 07/01/16 Revenue Bonds Cosumnes Project Series 2006 (NPFGC)
07/01/29	5.125%	$7,035,000	$7,346,791
San Francisco City & County Airports Commission-San Francisco International Airport Revenue Bonds Series 2010A
05/01/29	4.900%	5,000,000	5,669,150
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (d)
01/01/25	0.000%	22,405,000	17,764,252
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A
06/01/29	5.000%	12,000,000	13,717,920
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC) (d)
09/01/20	0.000%	9,310,000	8,604,209
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/22	5.250%	2,500,000	2,878,025
Windy Point/Windy Flats Project
Series 2010-1
07/01/28	5.000%	10,000,000	11,496,700
07/01/30	5.000%	15,875,000	18,259,107
State of California Department of Water Resources Power Supply
Prerefunded 05/01/18 Revenue Bonds
Series 2008H
05/01/21	5.000%	3,575,000	3,981,907
Unrefunded Revenue Bonds
Series 2008H
05/01/21	5.000%	1,425,000	1,585,455
State of California
Prerefunded 07/01/19 Unlimited General Obligation Bonds
Series 2009A
07/01/20	5.000%	12,500,000	14,420,875
07/01/21	5.250%	635,000	738,664
07/01/21	5.250%	365,000	424,586
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
02/01/18	6.000%	5,000,000	5,649,300
Series 2015
03/01/33	5.000%	5,000,000	5,782,300
Various Purpose
Series 2009
04/01/22	5.250%	1,000,000	1,144,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
10/01/22	5.250%	$25,000,000	$29,091,500
Series 2010
03/01/25	5.000%	1,000,000	1,153,020
Series 2011
10/01/19	5.000%	12,000,000	13,884,600
09/01/31	5.000%	10,000,000	11,390,400
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC) (d)
08/01/20	0.000%	7,285,000	6,506,161
Total			369,070,499

COLORADO 2.4%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12/01/17	4.800%	225,000	226,269
Board of Governors of Colorado State University System Refunding Revenue Bonds Series 2013A
03/01/31	5.000%	4,560,000	5,479,843
City & County of Denver Airport System Revenue Bonds Series 2012B
11/15/32	5.000%	10,000,000	11,455,200
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/27	5.000%	4,000,000	4,255,760
Series 2015
12/01/26	5.000%	1,860,000	2,044,289
12/01/28	5.000%	1,000,000	1,078,970
12/01/30	5.000%	1,400,000	1,497,538
Evangelical Lutheran Good Samaritan Society
Series 2015
06/01/27	5.000%	2,855,000	3,197,229
Health Facilities Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	513,645
Colorado Health Facilities Authority (c)
Revenue Bonds
Catholic Health Initiatives
Series 2008D-3
10/01/38	5.500%	5,000,000	5,073,550
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC) (d)
09/01/18	0.000%	1,500,000	1,409,865
North Range Metropolitan District No. 1
Limited General Obligation Refunding Bonds
Series 2007 (ACA)
12/15/15	5.000%	365,000	367,296

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLORADO (CONTINUED)
12/15/17	5.000%	$350,000	$356,629
Regional Transportation District Certificate of Participation Series 2010A
06/01/25	5.000%	10,000,000	11,281,400
University of Colorado Hospital Authority Revenue Bonds Series 2012A
11/15/27	5.000%	3,750,000	4,282,425
Total			52,519,908

CONNECTICUT 0.5%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,615,000	1,745,218
Connecticut State Health & Educational Facility Authority Revenue Bonds Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	1,000,000	1,127,150
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	6,178,000	7,169,260
Total			10,041,628

DISTRICT OF COLUMBIA 1.6%
District of Columbia Water & Sewer Authority Prerefunded 10/01/18 Revenue Bonds Series 2009A
10/01/24	5.000%	1,000,000	1,124,520
Metropolitan Washington Airports Authority Dulles Toll Road (d)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/24	0.000%	20,980,000	14,981,608
10/01/25	0.000%	7,500,000	5,083,275
10/01/26	0.000%	5,000,000	3,231,450
Metropolitan Washington Airports Authority Revenue Bonds Series 2009C
10/01/25	5.250%	8,920,000	9,973,006
Total			34,393,859

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA 6.8%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (e)
07/15/32	7.000%	$1,835,000	$367,055
Citizens Property Insurance Corp. Revenue Bonds Senior Secured Series 2012A-1
06/01/21	5.000%	16,965,000	19,598,986
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC)
10/01/19	5.500%	1,000,000	1,162,710
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Home Estates Series 2008
01/01/19	5.875%	1,400,000	1,522,626
City of Tallahassee
Refunding Revenue Bonds
Series 2001 (NPFGC)
10/01/17	5.500%	1,900,000	2,086,428
10/01/18	5.500%	1,000,000	1,134,360
County of Broward Refunding Revenue Bonds Civic Arena Project Series 2006A (AMBAC)
09/01/18	5.000%	2,500,000	2,627,475
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/32	5.000%	6,500,000	7,312,890
Revenue Bonds
Miami International Airport
Series 2010A
10/01/25	5.500%	6,000,000	6,984,900
County of Miami-Dade Seaport Department
Revenue Bonds
Series 2014
10/01/29	5.000%	500,000	563,370
10/01/31	5.000%	600,000	670,524
10/01/33	5.000%	1,215,000	1,350,764
County of Miami-Dade Transit System Prerefunded 07/01/16 Revenue Bonds Series 2006 (XLCA)
07/01/19	5.000%	5,040,000	5,254,754
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM)
10/01/21	5.250%	20,000,000	23,768,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)
Florida Development Finance Corp. Revenue Bonds Miami Arts Charter School Project Series 2014A (b)
06/15/34	5.875%	$1,665,000	$1,664,867
Hillsborough County Aviation Authority (a)
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/31	5.000%	1,600,000	1,810,864
10/01/32	5.000%	2,300,000	2,589,570
Lake County School Board Certificate of Participation Series 2006C (AMBAC)
06/01/18	5.250%	1,500,000	1,674,720
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	7,650,000	8,061,876
Lee County School Board Refunding Certificate of Participation Series 2014A
08/01/28	5.000%	2,000,000	2,310,180
Miami-Dade County School Board Foundation, Inc. Refunding Certificate of Participation Series 2015A
05/01/30	5.000%	2,500,000	2,822,825
Mid-Bay Bridge Authority Refunding Revenue Bonds Series 2015A
10/01/30	5.000%	2,150,000	2,358,184
Orange County Health Facilities Authority Refunding Revenue Bonds Health Care-Orlando Lutheran Series 2005
07/01/20	5.375%	3,100,000	3,107,068
Orange County School Board Certificate of Participation Series 2012B
08/01/26	5.000%	6,500,000	7,540,325
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences of Boca Raton Series 2014
06/01/21	6.000%	1,100,000	1,189,606
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/26	5.000%	4,620,000	5,378,835
08/01/27	5.000%	2,500,000	2,890,625

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village On The Isle Project Series 2007
01/01/27	5.500%	$4,000,000	$4,204,600
School District of Broward County Refunding Certificate of Participation Series 2012A
07/01/25	5.000%	5,280,000	6,046,867
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A (b)(f)
10/01/22	5.750%	9,530,000	10,163,936
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation Bonds Series 2014A-1 (b)
03/01/30	5.000%	2,925,000	3,168,799
Sterling Hill Community Development District Special Assessment Bonds Series 2003B (e)(g)
11/01/10	5.500%	150,000	90,005
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.500%	1,500,000	1,764,345
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/20	5.750%	1,000,000	1,103,060
Volusia County Educational Facility Authority Revenue Bonds Series 2015B
10/15/30	5.000%	1,510,000	1,684,420
Total			146,031,219

GEORGIA 1.8%
City of Atlanta Department of Aviation Refunding Revenue Bonds General Subordinated Lien Series 2014
01/01/32	5.000%	2,000,000	2,262,160
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/30	5.000%	2,500,000	2,910,650
Revenue Bonds
Series 1999A (NPFGC)
11/01/18	5.500%	15,305,000	17,478,616

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

GEORGIA (CONTINUED)
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	$5,000,000	$5,465,300
Fulton County Development Authority Refunding Revenue Bonds Spelman College Series 2015
06/01/32	5.000%	3,630,000	4,092,426
Georgia State Road & Tollway Authority (b)(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/24	0.000%	625,000	371,138
06/01/34	0.000%	3,750,000	1,124,887
State of Georgia Unlimited General Obligation Bonds Series 2012A
07/01/31	4.000%	5,000,000	5,339,100
Total			39,044,277

HAWAII 0.7%
State of Hawaii Department of Budget & Finance
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/20	5.000%	870,000	917,589
07/01/23	5.750%	1,015,000	1,107,852
07/01/27	6.250%	1,400,000	1,538,124
State of Hawaii Unlimited General Obligation Bonds Series 2008DK
05/01/22	5.000%	10,750,000	11,894,230
Total			15,457,795

IDAHO 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/24	7.000%	2,980,000	3,200,490
Series 2014B-1
10/01/22	6.500%	2,000,000	2,004,760
Total			5,205,250

ILLINOIS 9.3%
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2014B
01/01/29	5.000%	6,150,000	6,874,347
Chicago O’Hare International Airport

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
Refunding Revenue Bonds
General Airport 3rd Lien
Series 2005B (NPFGC)
01/01/17	5.250%	$10,000,000	$10,618,200
General Senior Lien
Series 2013B
01/01/28	5.250%	11,180,000	12,785,336
Passenger Facility Charge
Series 2012A
01/01/28	5.000%	2,590,000	2,877,464
01/01/29	5.000%	2,500,000	2,760,625
01/01/30	5.000%	3,000,000	3,301,770
Chicago Park District Unlimited General Obligation Refunding Bonds Limited Tax Series 2014B
01/01/29	5.000%	2,500,000	2,682,625
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/29	5.250%	7,485,000	8,072,947
12/01/30	5.250%	1,925,000	2,067,258
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC)
01/01/18	5.250%	7,540,000	7,946,858
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	2,830,000	2,916,824
Unlimited General Obligation Bonds
Series 2002B
01/01/27	5.125%	3,155,000	3,063,316
Series 2010A
12/01/21	5.000%	9,755,000	9,972,537
Series 2015A
01/01/23	5.000%	5,000,000	5,052,250
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/30	5.250%	3,000,000	2,917,140
01/01/32	5.250%	3,845,000	3,713,539
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A
11/15/22	5.250%	12,000,000	13,183,080
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University
Series 2004A
10/01/17	5.375%	1,000,000	1,094,770
10/01/18	5.375%	2,000,000	2,257,320
Rush University Medical Center
Series 2015A
11/15/32	5.000%	10,000,000	11,093,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
Illinois Municipal Electric Agency Refunding Revenue Bonds Series 2015A
02/01/30	5.000%	$12,000,000	$13,681,680
Illinois State Toll Highway Authority Revenue Bonds Series 2014C
01/01/32	5.000%	9,600,000	10,771,008
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/32	5.000%	1,800,000	1,998,090
01/01/33	5.000%	2,000,000	2,220,100
Kendall & Kane Counties Community Unit School District No. 115 (d)
Prerefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 Escrowed to Maturity (FGIC)
01/01/17	0.000%	600,000	594,342
Unrefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 (NPFGC)
01/01/17	0.000%	3,050,000	2,990,739
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/19	5.000%	5,000,000	5,619,250
06/01/21	5.250%	12,000,000	13,877,040
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/26	5.500%	15,100,000	16,452,356
Series 2014
02/01/25	5.000%	6,000,000	6,394,200
02/01/31	5.250%	4,965,000	5,179,289
State of Illinois (d)
Revenue Bonds
Capital Appreciation-Civic Center
Series 1990B (AMBAC)
12/15/17	0.000%	5,540,000	5,246,657
Total			200,276,557

INDIANA 0.6%
City of Indianapolis Thermal Energy System Refunding Revenue Bonds 1st Lien Series 2014A
10/01/32	5.000%	1,400,000	1,570,394
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/25	5.250%	1,750,000	2,040,255
2nd Lien-CWA Authority, Inc.
Series 2011B
10/01/23	5.250%	7,035,000	8,253,603

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

INDIANA (CONTINUED)
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02/15/24	5.000%	$1,000,000	$1,024,150
Total			12,888,402

IOWA 0.2%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/17	5.000%	730,000	735,540
Iowa Finance Authority
Prerefunded 08/01/18 Revenue Bonds
Iowa State Revolving Fund
Series 2008
08/01/20	5.250%	500,000	563,785
Refunding Revenue Bonds
Development-Care Initiatives Project
Series 2006A
07/01/18	5.250%	2,695,000	2,765,205
Total			4,064,530

KANSAS 0.9%
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	6,000,000	6,082,560
State of Kansas Department of Transportation Revenue Bonds Series 2004A
03/01/18	5.500%	11,775,000	13,185,292
Total			19,267,852

KENTUCKY 1.0%
Kentucky Municipal Power Agency Refunding Revenue Bonds Series 2015A
09/01/29	5.000%	4,000,000	4,509,600
Louisville & Jefferson County Metropolitan Sewer District
Revenue Bonds
Series 2009A
05/15/21	5.000%	7,445,000	8,381,134
05/15/22	5.000%	7,825,000	8,808,916
Total			21,699,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOUISIANA 1.0%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A
05/01/20	5.000%	$4,290,000	$4,922,818
Louisiana State Citizens Property Insurance Corp. Refunding Revenue Bonds Series 2015 (AGM)
06/01/22	5.000%	2,000,000	2,328,300
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,740,025
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (c)
12/01/40	4.000%	9,245,000	10,037,019
Total			22,028,162

MARYLAND 0.1%
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds Meritus Medical Center Issue Series 2015
07/01/28	5.000%	1,300,000	1,443,169

MASSACHUSETTS 4.6%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	6,500,000	7,375,095
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,515,100
Revenue Bonds
Consolidated Loan
Series 2005A (AGM)
06/01/16	5.500%	10,000,000	10,439,900
Unlimited General Obligation Bonds
Consolidated Loan
Series 1998C
08/01/17	5.250%	1,775,000	1,936,596
Unlimited General Obligation Refunding Bonds
Series 2004C (AGM)
12/01/16	5.500%	7,500,000	8,009,100
Massachusetts Bay Transportation Authority Unrefunded Revenue Bonds General Transportation Series 1991 (NPFGC)
03/01/21	7.000%	2,395,000	2,865,522

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (CONTINUED)
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/17	5.250%	$2,920,000	$3,188,085
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/19	6.000%	2,500,000	2,973,925
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	435,000	454,031
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07/01/26	5.000%	500,000	559,185
Revenue Bonds
Boston College
Series 2008M-1
06/01/24	5.500%	2,670,000	3,311,414
Caregroup, Inc.
Series 2008E-2
07/01/20	5.375%	9,720,000	10,889,024
07/01/22	5.375%	13,345,000	14,892,887
Harvard University
Series 2009A
11/15/19	5.250%	1,000,000	1,138,180
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	8,500,000	9,189,520
Revenue Bonds
Series 2010A
07/01/25	5.000%	1,500,000	1,721,835
Massachusetts Water Pollution Abatement Trust (The) Prerefunded 08/01/19 Revenue Bonds State Revolving Fund Series 2009-14
08/01/24	5.000%	12,530,000	14,451,225
Total			98,910,624

MICHIGAN 1.3%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/26	5.250%	2,000,000	2,206,220
07/01/27	5.250%	1,500,000	1,645,500
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care Corp.
Series 2015

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MICHIGAN (CONTINUED)
05/15/29	5.000%	$1,800,000	$2,034,810
Senior Lien-Detroit Water & Sewer
Series 2014C-6
07/01/33	5.000%	800,000	851,448
Series 2014H-1
10/01/26	5.000%	3,300,000	3,804,669
Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-3 (AGM)
07/01/32	5.000%	1,000,000	1,100,330
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/32	5.000%	4,000,000	4,363,920
State of Michigan Trunk Line
Refunding Revenue Bonds
Series 1998A
11/01/16	5.500%	2,000,000	2,127,620
Series 2005 (AGM)
11/01/17	5.250%	5,050,000	5,553,939
Revenue Bonds
Series 2011
11/15/27	5.000%	1,000,000	1,158,340
11/15/28	5.000%	1,000,000	1,154,460
11/15/29	5.000%	1,205,000	1,402,379
Total			27,403,635

MINNESOTA 0.6%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/18	6.000%	1,000,000	1,092,760
City of St. Louis Park Prerefunded 07/01/18 Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/23	5.500%	750,000	848,392
County of Rice Revenue Bonds Shattuck-St. Mary’s School Series 2015A (b)
08/01/22	5.000%	750,000	773,670
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/28	5.250%	1,500,000	1,605,555
HealthPartners Obligation Group
Series 2015
07/01/28	5.000%	6,400,000	7,351,616

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MINNESOTA (CONTINUED)
State of Minnesota Unlimited General Obligation Bonds Series 2008C
08/01/19	5.000%	$500,000	$575,955
Woodbury Housing & Redevelopment Authority Revenue Bonds St. Therese of Woodbury Series 2014
12/01/34	5.000%	1,000,000	1,008,100
Total			13,256,048

MISSOURI 1.9%
City of St. Louis Airport Refunding Revenue Bonds Lambert-St. Louis International Airport Series 2007A (AGM)
07/01/21	5.000%	5,000,000	5,356,250
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/28	5.000%	6,210,000	7,113,431
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/26	5.000%	1,225,000	1,363,205
02/01/29	5.000%	5,975,000	6,482,636
Washington University
Series 2008A
03/15/18	5.250%	1,000,000	1,114,010
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/29	5.000%	2,000,000	2,299,760
Revenue Bonds
Iatan 2 Project
Series 2009A
01/01/17	4.500%	1,000,000	1,054,640
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B
01/01/18	5.250%	7,470,000	8,265,928
Poplar Bluff Regional Transportation Development District Revenue Bonds Series 2012
12/01/26	3.250%	840,000	844,250
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISSOURI (CONTINUED)
09/01/23	5.000%	$690,000	$752,783
St. Andrews Residence for Seniors
Series 2007A
12/01/26	6.250%	7,000,000	7,289,240
Total			41,936,133

NEBRASKA 0.7%
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC)
04/01/21	5.000%	750,000	841,230
Nebraska Public Power District Prerefunded 01/01/18 Revenue Bonds General Series 2008B
01/01/20	5.000%	570,000	626,607
Public Power Generation Agency Refunding Revenue Bonds Whelan Energy Center Unit Series 2015
01/01/27	5.000%	11,865,000	13,527,168
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A
07/01/23	5.000%	700,000	775,614
Total			15,770,619

NEVADA 1.4%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/27	5.000%	3,250,000	3,540,615
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A (b)
06/15/20	6.500%	4,000,000	4,304,560
County of Clark Department of Aviation Revenue Bonds System Subordinated Lien Series 2009C (AGM)
07/01/25	5.000%	8,190,000	9,181,399
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A
12/01/28	5.000%	10,740,000	12,166,272
Total			29,192,846

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW HAMPSHIRE 0.8%
New Hampshire Health & Education Facilities Authority Act
Revenue Bonds
Southern New Hampshire Medical Center
Series 2007A
10/01/23	5.250%	$7,000,000	$7,470,190
University System
Series 2009A
07/01/23	5.000%	8,370,000	9,293,881
Total			16,764,071

NEW JERSEY 2.3%
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	750,000	946,500
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC)
03/01/20	5.000%	1,205,000	1,388,256
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	2,000,000	2,407,020
Manalapan-Englishtown Regional Board of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC)
12/01/20	5.750%	1,325,000	1,584,687
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Senior Series 2005A
01/01/20	5.000%	815,000	648,422
New Jersey Economic Development Authority
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/23	4.450%	1,000,000	1,082,080
School Facilities-Construction
Series 2009AA
12/15/20	5.250%	1,000,000	1,085,840
Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/21	5.000%	1,000,000	1,092,750
New Jersey Economic Development Authority (d)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	1,066,512

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)
New Jersey Educational Facilities Authority Refunding Revenue Bonds Rowan University Series 2008B (AGM)
07/01/23	5.000%	$750,000	$828,517
New Jersey Higher Education Student Assistance Authority Refunding Revenue Bonds Series 2010-1A
12/01/25	5.000%	730,000	770,661
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA
10/01/28	6.375%	145,000	150,516
New Jersey State Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity
01/01/19	6.000%	1,000,000	1,141,160
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,223,520
Series 2006A
12/15/20	5.250%	1,000,000	1,101,970
Series 2006A (AGM)
12/15/21	5.500%	4,700,000	5,391,182
12/15/22	5.250%	4,000,000	4,558,480
Series 2010D
12/15/23	5.250%	18,000,000	19,766,520
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
01/01/28	5.250%	500,000	611,815
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2009A
06/15/17	5.000%	1,000,000	1,049,320
Total			48,895,728

NEW MEXICO 0.2%
County of Bernalillo Refunding Revenue Bonds Series 1998
04/01/27	5.250%	3,000,000	3,542,730

NEW YORK 12.6%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A Escrowed to Maturity
11/15/16	5.250%	1,750,000	1,857,415

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)
11/15/17	5.250%	$1,250,000	$1,377,475
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/24	5.000%	700,000	811,181
07/01/25	5.000%	1,000,000	1,157,900
City of New York
Prerefunded 02/01/16 Unlimited General Obligation Bonds
Series 2005G
08/01/20	5.000%	25,000	25,585
Unlimited General Obligation Bonds
Series 2007D-1
12/01/21	5.000%	5,900,000	6,478,849
Subordinated Series 2008B-1
09/01/22	5.250%	7,200,000	8,097,408
Unrefunded Unlimited General Obligation Bonds
Series 2005G
08/01/20	5.000%	6,000,000	6,144,780
County of Nassau General Obligation Limited Bonds Series 2014A
04/01/27	5.000%	12,025,000	13,815,883
Long Island Power Authority Revenue Bonds Series 2012B
09/01/26	5.000%	5,000,000	5,634,850
Metropolitan Transportation Authority
Revenue Bonds
Series 2004A (NPFGC)
11/15/17	5.250%	4,000,000	4,403,840
Series 2009A
11/15/26	5.300%	710,000	794,298
Transportation
Series 2007A (AGM)
11/15/20	5.000%	5,000,000	5,466,500
11/15/21	5.000%	3,000,000	3,277,110
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	6,125,000	6,949,915
07/01/20	5.000%	9,390,000	10,836,060
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2007C-1
11/01/20	5.000%	10,300,000	11,258,621
Subordinated Series 2009A-1
05/01/27	5.000%	10,430,000	11,742,616
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	4,750,000	5,433,240
Refunding Revenue Bonds
Consolidated Service Contract

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)
Series 2009A
07/01/24	5.000%	$3,500,000	$3,948,910
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/31	5.000%	9,750,000	10,963,095
Revenue Bonds
Court Facilities Lease
Series 2005A (AMBAC)
05/15/18	5.250%	6,000,000	6,701,940
Mount Sinai School of Medicine
Series 2009
07/01/26	5.500%	14,635,000	16,661,069
07/01/27	5.500%	10,675,000	12,122,103
St. John’s University
Series 2007C (NPFGC)
07/01/23	5.250%	3,245,000	3,932,940
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/17	5.500%	10,000,000	10,858,000
05/15/22	5.500%	6,730,000	8,250,980
Upstate Community-State Supported
Series 2005B (NPFGC)
07/01/21	5.500%	6,345,000	7,615,713
New York State Thruway Authority
Revenue Bonds
General
2nd Series 2005B (AMBAC)
04/01/20	5.500%	10,840,000	12,885,400
2nd Series 2007B
04/01/19	5.000%	5,000,000	5,438,850
Series 2012I
01/01/24	5.000%	8,500,000	9,905,815
Series 2007H (NPFGC)
01/01/23	5.000%	1,500,000	1,636,110
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/19	5.000%	4,000,000	4,463,880
01/01/20	5.000%	10,460,000	11,661,959
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/20	5.500%	29,450,000	34,922,104
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009
09/01/26	4.750%	1,000,000	1,092,080
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	3,000,000	3,063,720
Total			271,688,194

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NORTH CAROLINA 2.6%
Albemarle Hospital Authority
Prerefunded 10/01/17 Revenue Bonds
Series 2007
10/01/21	5.250%	$3,000,000	$3,279,660
10/01/27	5.250%	3,700,000	4,044,914
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	800,000	891,400
City of Charlotte Water & Sewer System Revenue Bonds Series 2008
07/01/26	5.000%	1,250,000	1,390,537
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/18 Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	5,415,000	5,983,683
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/26	5.000%	21,105,000	23,872,710
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	1,495,000	1,501,892
North Carolina Municipal Power Agency No. 1 Refunding Revenue Bonds Series 2015A
01/01/31	5.000%	2,000,000	2,320,560
State of North Carolina Refunding Revenue Bonds Series 2014B
06/01/25	5.000%	10,000,000	12,336,700
Total			55,622,056

OHIO 2.0%
American Municipal Power, Inc.
Prerefunded 02/15/18 Revenue Bonds
Prairie State Energy
Series 2008
02/15/20	5.250%	3,820,000	4,239,245
02/15/22	5.250%	4,530,000	5,027,168
Refunding Revenue Bonds
Series 2015A
02/15/32	5.250%	12,000,000	13,645,560
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/24	5.000%	2,000,000	2,323,460
Unrefunded Revenue Bonds
Prairie State Energy
Series 2008
02/15/20	5.250%	240,000	265,399
02/15/22	5.250%	580,000	641,381

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OHIO (CONTINUED)
City of Cleveland Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
10/01/16	5.500%	$7,710,000	$8,158,259
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
12/01/19	5.250%	2,250,000	2,625,120
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC)
02/15/21	5.500%	2,000,000	2,390,640
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011
01/01/25	5.000%	3,750,000	4,262,813
Total			43,579,045

OKLAHOMA 0.1%
Chickasaw Nation Revenue Bonds Health System Series 2007 (b)(f)
12/01/17	5.375%	1,460,000	1,524,386

OREGON 0.1%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/34	5.125%	1,000,000	1,076,420
Oregon State Lottery Prerefunded 04/01/19 Revenue Bonds Series 2009A
04/01/24	5.250%	1,000,000	1,146,780
Total			2,223,200

PENNSYLVANIA 3.6%
City of Philadelphia Unlimited General Obligation Bonds Series 2011
08/01/19	5.250%	3,795,000	4,333,549
Commonwealth of Pennsylvania Unlimited General Obligation Refunding Bonds 3rd Series 2004 (AGM)
07/01/18	5.375%	12,000,000	13,483,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PENNSYLVANIA (CONTINUED)

County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC) (d)
12/01/18	0.000%	$1,000,000	$923,910
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/27	5.000%	2,500,000	2,743,850
01/01/28	5.000%	2,090,000	2,288,655
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2012
01/01/27	5.000%	1,835,000	2,053,420
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997B (AMBAC)
07/01/17	5.600%	2,000,000	2,165,820
Series 2002
07/01/17	5.750%	2,000,000	2,171,500
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (d)
09/01/21	0.000%	2,210,000	1,971,806
Lancaster County Solid Waste Management Authority Revenue Bonds Series 2013A
12/15/29	5.250%	3,000,000	3,429,510
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/20	5.000%	3,480,000	3,862,208
08/15/21	5.125%	3,715,000	4,105,186
08/15/22	5.250%	1,965,000	2,168,456
Pennsylvania Turnpike Commission
Revenue Bonds
Subordinated Series 2011A
12/01/31	5.625%	8,150,000	9,450,333
Pennsylvania Turnpike Commission (c)
Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/24	0.000%	20,000,000	21,935,400
Total			77,086,803

RHODE ISLAND 1.1%

City of Cranston
Unlimited General Obligation Bonds
Series 2008 (AGM)
07/01/26	4.750%	900,000	980,775
07/01/27	4.750%	945,000	1,029,814

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RHODE ISLAND (CONTINUED)

Providence Housing Authority
Revenue Bonds
Capital Fund
Series 2008
09/01/24	5.000%	$565,000	$632,365
09/01/26	5.000%	310,000	345,631
09/01/27	5.000%	690,000	769,309
Rhode Island Commerce Corp.
Revenue Bonds
East Greenwich Free Library Association
Series 2004
06/15/24	5.750%	380,000	380,141
Grant Anticipation-Department of Transportation
Series 2009A (AGM)
06/15/21	5.250%	2,000,000	2,247,020
Providence Place Mall
Senior Series 2000 (AGM)
07/01/20	6.125%	980,000	982,293
Rhode Island Depositors Economic Protection Corp. Prerefunded Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	2,165,000	2,654,961
Rhode Island Health & Educational Building Corp.
Prerefunded 05/15/17 Revenue Bonds
Providence Public Schools Financing Program
Series 2007C (AGM)
05/15/21	5.000%	1,500,000	1,615,740
Refunding Revenue Bonds
University of Rhode Island
Series 2008A
09/15/28	6.500%	3,000,000	3,442,770
Revenue Bonds
Bond Financing Program
Series 2009
05/15/25	5.000%	1,515,000	1,699,375
Brown University
Series 2007
09/01/18	5.000%	1,000,000	1,085,070
Higher Education-Johnson & Wales
Series 1999 (NPFGC)
04/01/18	5.500%	1,420,000	1,567,126
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/27	6.125%	400,000	457,072
05/15/30	6.250%	500,000	571,835
New England Institute of Technology
Series 2010
03/01/24	5.000%	1,145,000	1,269,004
Public Schools Financing Program
Series 2007B (AMBAC)
05/15/19	4.250%	250,000	250,585
University of Rhode Island
Series 2009A (AGM)
09/15/24	4.750%	1,000,000	1,096,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RHODE ISLAND (CONTINUED)

Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A
12/01/20	4.600%	$885,000	$927,657
Total			24,004,723

SOUTH CAROLINA 1.5%

County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/31	5.000%	3,250,000	3,689,952
11/01/32	5.000%	4,900,000	5,529,944
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B
10/01/31	5.000%	5,000,000	5,473,400
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005
12/01/18	5.500%	5,000,000	5,715,050
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/28	5.000%	3,500,000	3,666,845
York Preparatory Academy Project
Series 2014A
11/01/33	7.000%	590,000	640,947
South Carolina Jobs-Economic Development Authority (b)
Revenue Bonds
Series 2015A
08/15/25	4.500%	410,000	408,356
South Carolina State Public Service Authority Refunding Revenue Bonds Series 2015A
12/01/26	5.000%	7,000,000	8,279,670
Total			33,404,164

SOUTH DAKOTA 0.2%

South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2011
09/01/19	5.000%	1,250,000	1,424,750
09/01/20	5.000%	1,250,000	1,447,388
09/01/21	5.000%	1,000,000	1,141,180
Total			4,013,318

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS 8.4%

Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2010
01/01/19	5.750%	$750,000	$849,997
01/01/20	5.750%	1,250,000	1,442,037
Series 2011
01/01/31	5.750%	15,230,000	17,362,200
Central Texas Turnpike System Subordinated Refunding Revenue Bonds Series 2015C
08/15/32	5.000%	6,000,000	6,580,020
City of Austin Refunding Revenue Bonds Subordinated Lien Series 1998 (NPFGC)
05/15/18	5.250%	1,100,000	1,224,498
City of Houston Airport System Refunding Revenue Bonds Subordinated Lien Series 2012B
07/01/28	5.000%	7,000,000	7,903,420
City of Houston
Refunding Revenue Bonds
Convention & Entertainment
Series 2015
09/01/27	5.000%	1,215,000	1,407,614
09/01/29	5.000%	1,500,000	1,716,420
Convention & Entertainment Facilities
Series 2014
09/01/30	5.000%	1,000,000	1,132,460
City of Houston (d)
Revenue Bonds
Capital Appreciation-Convention
Series 2001B (AMBAC)
09/01/17	0.000%	2,000,000	1,937,880
Conroe Independent School District Prerefunded 02/15/18 Unlimited General Obligation Bonds School Building Series 2009A
02/15/25	5.250%	1,135,000	1,260,781
Dallas County Community College District Limited General Obligation Bonds Series 2009
02/15/20	5.000%	750,000	848,842
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2012B
11/01/28	5.000%	21,380,000	24,261,596

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)

Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee) (d)
02/15/22	0.000%	$2,000,000	$1,737,760
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008
05/01/18	4.700%	12,000,000	12,839,280
Harris County-Houston Sports Authority
Refunding Revenue Bonds
2nd Lien
Series 2014C
11/15/31	5.000%	390,000	434,066
11/15/32	5.000%	500,000	552,745
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/31	6.500%	535,000	678,268
Unrefunded Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/31	6.500%	465,000	554,141
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009
08/15/21	5.000%	1,000,000	1,128,350
Lower Colorado River Authority Refunding Revenue Bonds LCRA Transmission Services Corp. Series 2011
05/15/27	5.000%	11,195,000	12,605,234
New Hope Cultural Education Facilities Corp. Revenue Bonds NCCD-College Station Properties LLC Series 2015A
07/01/30	5.000%	6,000,000	6,385,860
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008
12/15/20	5.250%	4,415,000	4,944,844
North Texas Tollway Authority
Prerefunded 01/01/18 Revenue Bonds
System-1st Tier
Series 2008
01/01/22	6.000%	12,280,000	13,773,739
Refunding Revenue Bonds
Series 2015A
01/01/32	5.000%	16,800,000	18,550,896
System-2nd Tier
01/01/31	5.000%	1,365,000	1,501,623

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)

Unrefunded Revenue Bonds
System-1st Tier
Series 2008
01/01/22	6.000%	$1,720,000	$1,908,650
SA Energy Acquisition Public Facility Corp. Revenue Bonds Gas Supply Series 2007
08/01/16	5.250%	4,450,000	4,629,958
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012
10/01/21	5.000%	2,300,000	2,655,051
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/20	5.125%	1,365,000	1,505,063
08/15/24	5.750%	1,590,000	1,792,264
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009
10/01/26	5.000%	1,000,000	1,135,720
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08/15/21	5.000%	750,000	838,485
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Villages, Inc. Obligation Group Series 2007
05/15/27	5.125%	4,500,000	4,542,255
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	3,782,190
University of Houston Refunding Revenue Bonds Series 2009
02/15/21	5.000%	1,000,000	1,122,900
University of Texas System (The)
Prerefunded 02/15/17 Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	8,455,000	9,019,287
Refunding Revenue Bonds
Financing System
Series 2004A
08/15/17	5.250%	2,000,000	2,186,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	$750,000	$817,867
West Harris County Regional Water Authority Revenue Bonds Series 2009
12/15/25	5.000%	1,000,000	1,121,340
Total			180,672,301
UTAH 0.8%
Intermountain Power Agency Refunding Revenue Bonds Subordinated Series 2007A (AMBAC)
07/01/17	5.000%	15,000,000	16,219,800
VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Series 2013B (f)
10/01/24	5.000%	9,565,000	10,900,561
Virgin Islands Water & Power Authority - Electric System Refunding Revenue Bonds Series 2012A (f)
07/01/21	4.000%	625,000	642,587
Total			11,543,148
VIRGINIA 0.9%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/18	5.250%	1,500,000	1,680,570
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012
03/01/26	4.250%	1,000,000	992,400
Virginia College Building Authority
Prerefunded 09/01/18 Revenue Bonds
Public Higher Education Financing
Series 2009
09/01/24	5.000%	5,000	5,621
Unrefunded Revenue Bonds
Public Higher Education Financing
Series 2009
09/01/24	5.000%	995,000	1,105,724
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012
03/01/30	5.000%	1,500,000	1,546,485

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Resolution Series 2005B
08/01/16	5.250%	$10,000,000	$10,495,700
Virginia Resources Authority
Prerefunded 10/01/19 Revenue Bonds
State Revolving Fund
Series 2009
10/01/22	5.000%	500,000	579,080
Subordinated Revenue Bonds
Clean Water State Revolving Fund
Subordinated Series 2007
10/01/17	5.000%	3,760,000	4,107,837
Total			20,513,417
WASHINGTON 1.4%
Energy Northwest
Prerefunded 07/01/17 Revenue Bonds
Columbia Generating Station
Series 2007
07/01/22	5.000%	310,000	335,643
Unrefunded Revenue Bonds
Columbia Generating Station
Series 2007
07/01/22	5.000%	690,000	744,517
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/25	5.000%	2,960,000	2,915,245
12/01/30	5.750%	2,820,000	2,766,307
State of Washington
Prerefunded 01/01/18 Unlimited General Obligation Bonds
Series 2008D
01/01/20	5.000%	1,000,000	1,100,320
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2010B
08/01/26	5.000%	18,270,000	20,738,825
Washington State Housing Finance Commission (a)(b)
Revenue Bonds
Heron’s Key
Series 2015A
07/01/30	6.500%	320,000	323,706
07/01/35	6.750%	270,000	274,069
Total			29,198,632
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	4,845,730

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN 1.6%
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/22	5.000%	$1,000,000	$1,129,360
05/01/23	5.125%	14,000,000	15,858,220
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/31	5.000%	1,000,000	1,107,190
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/34	5.000%	2,500,000	2,703,400
Wheaton Healthcare
Series 2006B
08/15/23	5.125%	13,065,000	13,606,283
Total			34,404,453
Total Municipal Bonds (Cost: $1,973,530,762)			$2,119,487,850

	Shares	Value

Money Market Funds 0.8%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (h)	16,920,041	$16,920,041
Total Money Market Funds (Cost: $16,920,041)		$16,920,041
Total Investments (Cost: $1,990,450,803) (i)		$2,136,407,891(j)
Other Assets & Liabilities, Net		20,159,461
Net Assets		$2,156,567,352

Notes to Portfolio of Investments

(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $25,868,140 or 1.20% of net assets.

(c)	Variable rate security.
(d)	Zero coupon bond.
(e)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at July 31, 2015 was $457,060, which represents 0.02% of net assets. Information concerning such security holdings at July 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 7.000%	07-23-2008	1,835,000
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
11/01/10 5.500%	10-23-2003	149,141

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2015, the value of these securities amounted to $23,231,470 or 1.08% of net assets.

(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2015, the value of these securities amounted to $90,005, which represents less than 0.01% of net assets.

(h)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(i)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $1,990,451,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$151,266,000
Unrealized Depreciation	(5,309,000)
Net Unrealized Appreciation	$145,957,000

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	2,119,487,850	—	2,119,487,850
Money Market Funds	16,920,041	—	—	16,920,041
Total Investments	16,920,041	2,119,487,850	—	2,136,407,891

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.9%
AIRPORT 2.2%
Massachusetts Port Authority Refunding Revenue Bonds Passenger Facility Charge Series 2007D (AGM)
07/01/17	5.000%	$3,000,000	$3,243,360
Series 2014C
07/01/31	5.000%	1,900,000	2,185,703
Revenue Bonds
Series 2015A
07/01/26	5.000%	600,000	724,872
07/01/27	5.000%	300,000	359,244
Total			6,513,179
ASSISTED LIVING 0.6%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007
11/01/17	5.000%	320,000	327,770
11/01/27	5.125%	1,500,000	1,504,935
Total			1,832,705
HIGHER EDUCATION 16.8%
Massachusetts Development Finance Agency Refunding Revenue Bonds Simmons College Series 2015K-1
10/01/26	5.000%	3,005,000	3,386,996
10/01/28	5.000%	1,100,000	1,217,986
Tufts University
Series 2015Q
08/15/30	5.000%	1,000,000	1,166,580
Revenue Bonds
Boston College
Series 2007P
07/01/20	5.000%	3,260,000	3,526,929
Brandeis University
Series 2010O-2
10/01/24	5.000%	5,000,000	5,643,900
Massachusetts College-Pharmacy & Allied Health
Series 2013
07/01/25	5.000%	675,000	788,920
Merrimack College
Series 2012A
07/01/27	5.000%	1,075,000	1,143,370
Mount Holyoke College
Series 2008
07/01/23	5.000%	1,285,000	1,420,298
Simmons College
Series 2013J
10/01/24	5.250%	500,000	568,410
10/01/25	5.500%	450,000	519,039
Wheelock College
Series 2007C
10/01/17	5.000%	740,000	772,982
Worcester Polytechnic Institute
Series 2007 (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
09/01/22	5.000%	$1,710,000	$1,843,790
Massachusetts Development Finance Agency (a) Refunding Revenue Bonds Babson College Series 2015A
10/01/25	5.000%	600,000	722,250
10/01/26	5.000%	200,000	237,860
Massachusetts Health & Educational Facilities Authority Revenue Bonds Berklee College of Music Series 2007A
10/01/32	5.000%	2,440,000	2,628,002
Boston College
Series 2008M-1
06/01/24	5.500%	3,000,000	3,720,690
Massachusetts Institute of Technology
Series 2002K
07/01/17	5.375%	2,275,000	2,482,616
07/01/22	5.500%	1,000,000	1,238,900
Series 2004M
07/01/19	5.250%	610,000	707,795
Northeastern University
Series 2008T-1
10/01/28	5.000%	1,750,000	1,991,360
Series 2008T-2
10/01/29	5.000%	4,045,000	4,574,207
Suffolk University
Series 2009A
07/01/24	6.000%	2,100,000	2,414,706
Tufts University
Series 2002J
08/15/16	5.500%	1,500,000	1,579,680
Series 2008
08/15/17	5.000%	1,145,000	1,243,962
Massachusetts State College Building Authority Revenue Bonds Series 2012A
05/01/29	5.000%	3,000,000	3,442,350
Total			48,983,578
HOSPITAL 12.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Partners Healthcare System
Series 2015
07/01/32	5.000%	2,795,000	3,186,384
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/28	5.000%	1,000,000	1,131,610
07/01/34	5.000%	1,500,000	1,662,540
Berkshire Health System
Series 2012G
10/01/26	5.000%	1,200,000	1,327,740
Children’s Hospital
Series 2014P
10/01/31	5.000%	1,200,000	1,365,264

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Milford Regional Medical Center
Series 2014F
07/15/26	5.000%	$315,000	$333,352
Southcoast Health System Obligation Group
Series 2013
07/01/27	5.000%	1,050,000	1,191,456
UMASS Memorial Health Care Obligation
Series 2011H
07/01/26	5.125%	2,000,000	2,193,580
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/27	5.250%	1,850,000	2,059,328
Partners HealthCare System
Series 2005
07/01/17	5.000%	250,000	251,000
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Caregroup, Inc.
Series 1998B-2 (NPFGC)
02/01/27	5.375%	1,585,000	1,756,465
Series 2004D (NPFGC)
07/01/22	5.250%	1,000,000	1,106,060
Series 2008E-2
07/01/19	5.375%	4,675,000	5,241,563
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/17	5.000%	1,425,000	1,510,514
Milford Regional Medical Center
Series 2007E
07/15/17	5.000%	1,050,000	1,110,312
07/15/22	5.000%	1,500,000	1,563,555
Milton Hospital
Series 2005D
07/01/30	5.250%	2,150,000	2,151,763
Partners Healthcare
Series 2010J-2
07/01/22	5.000%	5,000,000	5,635,200
Partners Healthcare System
Series 2007G
07/01/18	5.000%	2,575,000	2,783,498
Total			37,561,184
HUMAN SERVICE PROVIDER 0.5%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/20	5.500%	1,355,000	1,357,683
JOINT POWER AUTHORITY 4.4%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/24	5.250%	3,785,000	4,283,636
07/01/25	5.000%	2,000,000	2,242,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY (CONTINUED)
Massachusetts Clean Energy Cooperative Corp. Revenue Bonds Municipal Lighting Plant Cooperative Series 2013
07/01/27	5.000%	$2,720,000	$3,160,041
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project No. 6 Series 2011
07/01/19	5.000%	2,760,000	3,150,982
Total			12,837,159
LOCAL GENERAL OBLIGATION 2.0%
City of Fall River Limited General Obligation Refunding Bonds State Qualified Series 2012
03/01/21	4.000%	335,000	375,287
City of Lawrence Limited General Obligation Refunding Bonds State Qualified Series 2006 (AGM)
02/01/18	5.000%	1,500,000	1,592,505
City of Springfield Unrefunded Limited General Obligation Bonds State Qualified Series 2007 (AGM)
08/01/21	4.500%	1,695,000	1,783,767
Town of Braintree
Limited General Obligation Refunding Bonds
Series 2015
05/15/27	5.000%	1,000,000	1,228,360
05/15/28	5.000%	600,000	736,080
Total			5,715,999
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	630,000	743,035
OTHER BOND ISSUE 3.5%
Boston Housing Authority
Revenue Bonds
Capital Fund Program
Series 2008 (AGM)
04/01/20	5.000%	2,135,000	2,348,799
04/01/23	5.000%	1,865,000	2,049,691
04/01/24	5.000%	3,260,000	3,579,252
Martha’s Vineyard Land Bank Refunding Revenue Bonds Green Bonds Series 2014
05/01/29	5.000%	1,000,000	1,146,540

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE (CONTINUED)
Massachusetts Development Finance Agency Revenue Bonds Broad Institute Series 2011A
04/01/23	5.250%	$1,000,000	$1,180,040
Total			10,304,322
OTHER REVENUE 0.4%
Martha’s Vineyard Land Bank Refunding Revenue Bonds Green Bonds Series 2014
05/01/31	5.000%	1,000,000	1,139,650
POOL / BOND BANK 3.0%
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/20	5.250%	3,000,000	3,565,590
Revenue Bonds
Pool Program
Series 2005-11
08/01/19	5.250%	4,465,000	5,192,572
Total			8,758,162
PREP SCHOOL 1.8%
Massachusetts Development Finance Agency
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/30	6.375%	2,845,000	3,106,626
Noble & Greenough School
Series 2011
04/01/21	4.000%	1,500,000	1,673,820
Park School
Series 2012
09/01/20	5.000%	150,000	171,695
09/01/21	5.000%	330,000	380,506
Total			5,332,647
REFUNDED / ESCROWED 10.7%
City of Springfield Prerefunded 02/01/17 Limited General Obligation Bonds State Qualified Series 2007 (AGM)
08/01/21	4.500%	305,000	323,120
Massachusetts Development Finance Agency
Prerefunded 01/01/17 Revenue Bonds
Emerson College
Series 2006A
01/01/21	5.000%	2,500,000	2,657,875
01/01/23	5.000%	1,000,000	1,063,150
Prerefunded 07/01/22 Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Boston Medical Center
Series 2012
07/01/27	5.250%	$1,845,000	$2,239,184
Massachusetts Development Finance Agency (c)
Prerefunded 05/01/19 Revenue Bonds
Dominion Energy Brayton 1
Series 2009
12/01/42	5.750%	3,460,000	4,055,466
Prerefunded 09/01/16 Revenue Bonds
Dominion Energy Brayton
Series 2010A
12/01/41	2.250%	2,260,000	2,303,053
Massachusetts Health & Educational Facilities Authority
Prerefunded Revenue Bonds
Simmons College
Series 2009I Escrowed to Maturity
10/01/18	6.750%	805,000	948,491
Unrefunded Revenue Bonds
Simmons College
Series 2009I Escrowed to Maturity
10/01/18	6.750%	560,000	659,820
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) (d)
05/01/28	0.000%	4,000,000	2,770,960
Massachusetts Water Pollution Abatement Trust (The) Prerefunded 08/01/19 Revenue Bonds State Revolving Fund Series 2009-14
08/01/24	5.000%	3,100,000	3,575,323
Massachusetts Water Resources Authority Prerefunded Revenue Bonds General Series 2005A Escrowed to Maturity
08/01/17	5.250%	1,590,000	1,735,024
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (b)
07/01/22	5.250%	1,075,000	1,306,233
University of Massachusetts Building Authority
Prerefunded 05/01/18 Revenue Bonds
Senior Series 2008-2 (AGM)
05/01/21	5.000%	1,510,000	1,678,365
Prerefunded 05/01/19 Revenue Bonds
Senior Series 2009-1
05/01/23	5.000%	5,000,000	5,727,000
Total			31,043,064
RETIREMENT COMMUNITIES 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/31	5.000%	750,000	828,982
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
1st Mortgage-Orchard Cove
Series 2007
10/01/17	5.000%	$650,000	$678,438
10/01/18	5.000%	515,000	535,111
Total			2,042,531
SPECIAL NON PROPERTY TAX 10.0%
Commonwealth of Massachusetts Revenue Bonds Series 2004 (NPFGC)
01/01/19	5.250%	750,000	850,838
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2003A
07/01/17	5.250%	1,000,000	1,088,680
07/01/19	5.250%	625,000	725,725
Senior Series 2004C
07/01/18	5.250%	1,000,000	1,126,790
Senior Series 2005B (NPFGC)
07/01/23	5.500%	2,890,000	3,612,818
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,251,555
Senior Series 2008B
07/01/23	5.000%	910,000	1,101,564
Massachusetts School Building Authority
Revenue Bonds
Senior Series 2011B
10/15/27	5.000%	4,000,000	4,651,160
Series 2007A (AMBAC)
08/15/18	5.000%	5,000,000	5,444,300
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	950,000	1,040,383
Virgin Islands Public Finance Authority (b)
Refunding Revenue Bonds
Gross Receipts Taxes Loan
Series 2012A
10/01/22	4.000%	2,000,000	2,121,600
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/25	5.000%	2,755,000	3,071,246
Total			29,086,659
SPECIAL PROPERTY TAX 1.6%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/25	5.000%	3,210,000	3,728,318
07/01/27	5.000%	775,000	889,212
Total			4,617,530
STATE APPROPRIATED 0.9%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
Series 2000
08/01/17	6.000%	$540,000	$593,913
08/01/21	6.000%	1,750,000	2,018,065
Total			2,611,978
STATE GENERAL OBLIGATION 14.7%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	3,500,000	3,971,205
Series 2008A
08/01/16	5.000%	1,000,000	1,047,610
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,515,100
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	5,875,600
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	3,005,650
Series 2004B
08/01/20	5.250%	3,000,000	3,555,600
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	4,868,280
Unlimited General Obligation Refunding Bonds
Series 2003D (AGM)
10/01/19	5.500%	3,500,000	4,112,920
Series 2004C (AMBAC)
12/01/24	5.500%	5,000,000	6,360,500
Series 2004C (NPFGC)
12/01/19	5.500%	3,795,000	4,480,794
Total			42,793,259
STUDENT LOAN 2.5%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/22	5.500%	4,625,000	5,205,808
Series 2009I
01/01/18	5.125%	2,095,000	2,213,430
Total			7,419,238
TURNPIKE / BRIDGE / TOLL ROAD 1.8%
Massachusetts Department of Transportation
Revenue Bonds
Senior Series 2010B
01/01/22	5.000%	2,180,000	2,445,306
01/01/32	5.000%	2,400,000	2,669,544
Total			5,114,850
WATER & SEWER 6.6%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM/TCRS)
08/01/23	5.250%	5,500,000	6,797,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Series 2012B
08/01/28	5.000%	$5,000,000	$5,808,300
Revenue Bonds
General
Series 2002J (AGM/TCRS)
08/01/18	5.250%	1,000,000	1,129,260
Unrefunded Revenue Bonds
General
Series 2005A
08/01/17	5.250%	4,410,000	4,814,088
Springfield Water & Sewer Commission
Refunding Revenue Bonds
General
Series 2012C
07/15/26	5.000%	365,000	434,339
Series 2014C
07/15/24	5.000%	260,000	315,531
Total			19,298,638
Total Municipal Bonds (Cost: $263,204,238)			$285,107,050

	Shares	Value

Money Market Funds 0.4%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (e)	1,027,317	$1,027,317
Total Money Market Funds (Cost: $1,027,317)		$1,027,317
Total Investments (Cost: $264,231,555) (f)		$286,134,367(g)
Other Assets & Liabilities, Net		4,935,435
Net Assets		$291,069,802

Notes to Portfolio of Investments

(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2015, the value of these securities amounted to $8,282,497 or 2.85% of net assets.

(c)	Variable rate security.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(f)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $264,232,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$22,118,000
Unrealized Depreciation	(216,000)
Net Unrealized Appreciation	$21,902,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BNY	Bank of New York
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	285,107,050	—	285,107,050
Money Market Funds	1,027,317	—	—	1,027,317
Total Investments	1,027,317	285,107,050	—	286,134,367

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free New York Intermediate Muni Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.0%
DISPOSAL 2.1%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A
01/01/18	5.000%	$3,500,000	$3,821,090
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/19	5.000%	830,000	926,014
04/01/20	5.000%	870,000	980,551
Total			5,727,655
HIGHER EDUCATION 10.0%
Albany Capital Resource Corp. Refunding Revenue Bonds Albany College of Pharmacy & Health Services Series 2014
12/01/31	5.000%	500,000	557,145
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/29	5.000%	225,000	260,062
06/01/30	5.000%	300,000	344,988
County of Saratoga
Refunding Revenue Bonds
Skidmore College
Series 2014B
07/01/21	5.000%	200,000	235,586
07/01/22	5.000%	220,000	260,333
Dutchess County Local Development Corp. Revenue Bonds Marist College Project Series 2015A
07/01/29	5.000%	1,000,000	1,150,980
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/24	5.000%	600,000	697,224
09/01/25	5.000%	300,000	345,111
Hempstead Town Local Development Corp.
Refunding Revenue Bonds
Adelphi University Project
Series 2014
10/01/34	5.000%	300,000	338,274
Revenue Bonds
Hofstra University Project
Series 2013
07/01/28	5.000%	1,170,000	1,334,221
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/30	5.000%	700,000	803,117
New School

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Series 2015A
07/01/29	5.000%	$450,000	$522,504
Pratt Institute
Series 2015A
07/01/34	5.000%	2,000,000	2,242,680
St. John’s University
Series 2015A
07/01/30	5.000%	675,000	769,520
Revenue Bonds
Cornell University
Series 2009A
07/01/25	5.000%	1,000,000	1,131,990
Culinary Institute of America
Series 2012
07/01/28	5.000%	500,000	548,445
Mount Sinai School of Medicine
Series 2009
07/01/27	5.500%	4,000,000	4,542,240
Series 2010A
07/01/21	5.000%	1,000,000	1,139,580
New York University
Series 1998A (NPFGC)
07/01/17	6.000%	2,475,000	2,721,287
07/01/20	5.750%	2,000,000	2,396,700
Rochester Institute of Technology
Series 2010
07/01/21	5.000%	1,000,000	1,142,090
St. John’s University
Series 2012A
07/01/27	5.000%	470,000	537,304
Teachers College
Series 2009
03/01/24	5.000%	1,000,000	1,116,450
Unrefunded Revenue Bonds
Barnard College
Series 2007A (NPFGC)
07/01/18	5.000%	350,000	378,480
Oneida County Industrial Development Agency (a)
Revenue Bonds
Hamilton College Project
Series 2007A (NPFGC)
07/01/18	0.000%	1,000,000	938,800
07/01/20	0.000%	1,000,000	853,650
Total			27,308,761
HOSPITAL 11.5%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/27	5.000%	400,000	450,972
07/01/28	5.000%	360,000	403,146
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/28	5.000%	150,000	168,263

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
07/01/29	5.000%	$175,000	$195,094
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/24	5.000%	1,085,000	1,262,734
12/01/25	5.000%	1,115,000	1,290,390
12/01/27	5.000%	1,225,000	1,392,310
Dutchess County Local Development Corp. Revenue Bonds Series 2014A
07/01/34	5.000%	300,000	327,240
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005
08/01/22	5.000%	700,000	702,380
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	1,840,000	2,087,811
07/01/20	5.000%	2,815,000	3,248,510
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/32	5.000%	1,250,000	1,383,437
07/01/33	5.000%	675,000	744,343
New York State Dormitory Authority
Refunding Revenue Bonds
NYU Hospitals Center
Series 2014
07/01/30	5.000%	1,000,000	1,129,960
07/01/31	5.000%	1,000,000	1,119,300
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/31	5.000%	3,000,000	3,373,260
Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/27	5.000%	500,000	573,670
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	1,725,000	1,929,240
Series 2011A
07/01/31	5.000%	2,000,000	2,171,820
New York University Hospital Center
Series 2006A
07/01/20	5.000%	3,000,000	3,114,900
Series 2011A
07/01/23	5.125%	1,000,000	1,135,840
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,350,000	1,488,226

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Onondaga Civic Development Corp. Revenue Bonds St. Joseph’s Hospital Health Center Project Series 2014
07/01/25	5.000%	$500,000	$534,010
Saratoga County Industrial Development Agency
Revenue Bonds
Saratoga Hospital Project
Series 2007B
12/01/22	5.000%	500,000	534,390
12/01/27	5.125%	500,000	532,015
Total			31,293,261
INVESTOR OWNED 1.5%
New York State Energy Research & Development Authority (b)
Refunding Revenue Bonds
New York State Electric & Gas
Series 1994
02/01/29	2.000%	1,500,000	1,497,960
Revenue Bonds
Rochester Gas & Electric Corp.
Series 2004A (NPFGC)
05/15/32	4.750%	2,650,000	2,738,192
Total			4,236,152
LOCAL APPROPRIATION 1.0%
New York State Dormitory Authority Revenue Bonds Municipal Health Facilities Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,751,050
LOCAL GENERAL OBLIGATION 13.3%
City of New York
Unlimited General Obligation Bonds
Series 2007D-1
12/01/21	5.000%	2,000,000	2,196,220
Subordinated Series 2008I-1
02/01/23	5.000%	2,000,000	2,192,420
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/30	5.000%	1,500,000	1,736,370
Unrefunded Unlimited General Obligation Bonds
Series 2007D
02/01/24	5.000%	630,000	670,874
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/23	5.000%	405,000	483,129
Limited General Obligation Refunding Bonds
Series 2015A
03/01/24	5.000%	1,000,000	1,190,770

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of Utica Limited General Obligation Refunding & Public Improvement Bonds Series 2013
04/01/19	4.000%	$1,575,000	$1,683,502
City of Yonkers
General Obligation Limited Notes
Series 2015A (AGM)
03/15/23	5.000%	1,250,000	1,435,675
Limited General Obligation Refunding Bonds
Series 2012A
07/01/18	4.000%	2,000,000	2,157,020
Unrefunded Unlimited General Obligation Bonds
Series 2005B (NPFGC)
08/01/21	5.000%	1,825,000	1,832,008
08/01/22	5.000%	1,920,000	1,927,219
County of Allegany Limited General Obligation Refunding Bonds Public Improvement-Build America Bonds Series 2014
09/15/28	5.000%	1,375,000	1,627,794
County of Erie Limited General Obligation Bonds Public Improvement Series 2012A
04/01/25	5.000%	500,000	577,890
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/16	6.000%	1,210,000	1,246,276
County of Nassau Unlimited General Obligation Improvement Bonds Series 2010A
04/01/18	4.000%	1,340,000	1,441,652
County of Rockland Limited General Obligation Bonds Series 2014A (AGM)
03/01/24	5.000%	1,450,000	1,692,484
County of Suffolk Unlimited General Obligation Bonds Public Improvement Series 2008B
11/01/19	5.000%	2,315,000	2,583,494
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/31	5.000%	500,000	571,845
School Districts Financing Program
Series 2015B (AGM)
10/01/27	5.000%	2,010,000	2,364,262

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Ramapo Local Development Corp. Refunding Revenue Bonds Guaranteed Series 2013
03/15/28	5.000%	$2,180,000	$2,408,660
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC)
10/15/24	4.250%	1,000,000	1,040,590
Three Village Central School District Brookhaven & Smithtown Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/01/18	5.000%	1,000,000	1,111,650
Town of Oyster Bay Limited General Obligation Refunding & Public Improvement Bonds Series 2014B
08/15/23	5.000%	1,850,000	2,180,188
Total			36,351,992
MULTI-FAMILY 1.8%
Housing Development Corp. Refunding Revenue Bonds 8 Spruce Street Series 2014E
02/15/48	3.500%	1,000,000	1,014,000
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008A-1
06/01/33	5.000%	1,700,000	1,844,466
Tompkins County Development Corp.
Revenue Bonds
Tompkins Cortland Community College
Series 2013
07/01/17	5.000%	1,005,000	1,057,903
07/01/18	5.000%	1,045,000	1,121,682
Total			5,038,051
MUNICIPAL POWER 3.5%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/34	5.000%	2,000,000	2,233,300
Revenue Bonds
Series 2009A
04/01/21	5.250%	1,000,000	1,112,610
04/01/22	5.500%	3,000,000	3,352,890
Series 2011A
05/01/21	5.000%	1,000,000	1,145,430
Series 2012B
09/01/26	5.000%	1,510,000	1,701,725
Total			9,545,955

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE 1.7%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/29	5.000%	$545,000	$628,783
07/01/31	5.000%	715,000	815,772
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011
11/15/31	5.000%	2,350,000	2,669,341
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	430,000	435,087
Total			4,548,983
POOL / BOND BANK 6.2%
New York Municipal Bond Bank Agency Revenue Bonds Subordinated Series 2009C-1
02/15/18	5.000%	3,000,000	3,286,590
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2008A (AGM)
10/01/23	5.000%	3,000,000	3,368,550
Series 2009C (AGM)
10/01/22	5.000%	3,000,000	3,365,790
Series 2012B
10/01/26	5.000%	3,000,000	3,464,730
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-New York City Municipal Water Series 2008B
06/15/21	5.000%	3,000,000	3,357,150
Total			16,842,810
PORTS 2.3%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/30	5.000%	2,000,000	2,338,460
Revenue Bonds
Consolidated 161st
Series 2009
10/15/31	5.000%	3,390,000	3,866,532
Total			6,204,992
PREP SCHOOL 1.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/26	5.000%	475,000	562,927

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL (CONTINUED)
07/01/27	5.000%	$600,000	$706,626
Series 2015
06/01/26	5.000%	225,000	263,086
06/01/28	5.000%	250,000	288,173
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/23	5.000%	1,000,000	980,760
Rensselaer County Industrial Development Agency (c)
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/34	5.000%	450,000	498,789
01/01/35	5.000%	590,000	653,472
Total			3,953,833
RECREATION 2.9%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	500,000	548,160
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/19	5.000%	850,000	895,101
YMCA of Greater New York Project
Series 2006
08/01/26	5.000%	1,000,000	1,037,440
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A
04/01/26	5.000%	4,850,000	5,430,011
Total			7,910,712
REFUNDED / ESCROWED 8.8%
Albany Industrial Development Agency
Prerefunded 11/15/17 Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/22	5.750%	500,000	557,140
11/15/27	5.250%	1,000,000	1,102,950
Series 2008E
11/15/22	5.250%	500,000	551,475
City of New York Prerefunded 02/01/17 Unlimited General Obligation Bonds Series 2007D
02/01/24	5.000%	1,370,000	1,462,639
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (a)
09/01/20	0.000%	2,210,000	2,031,852

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2008A Escrowed to Maturity (AGM)
05/01/18	5.000%	$1,000,000	$1,112,180
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	4,000,000	4,575,360
Prerefunded 07/01/17 Revenue Bonds
Barnard College
Series 2007A (NPFGC)
07/01/18	5.000%	1,395,000	1,508,999
Prerefunded 11/01/16 Revenue Bonds
Long Island Jewish Obligation Group
Series 2006A
11/01/19	5.000%	1,000,000	1,057,240
Revenue Bonds
United Health Services Hospitals
Series 2009 Escrowed to Maturity (FHA)
08/01/18	4.500%	1,000,000	1,080,220
New York State Dormitory Authority (a)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/25	0.000%	3,750,000	2,964,375
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (d)
07/01/22	5.250%	355,000	431,361
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/30	5.500%	2,000,000	2,449,220
Prerefunded 05/15/18 Revenue Bonds
General Purpose
Series 2008A
11/15/21	5.000%	2,000,000	2,228,160
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/17	5.500%	905,000	935,725
Total			24,048,896
RETIREMENT COMMUNITIES 3.3%
Erie County Industrial Development Agency (The) Revenue Bonds Orchard Park CRCC, Inc. Project Series 2006A
11/15/36	6.000%	1,000,000	1,012,990
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
07/01/26	5.000%	$740,000	$790,905
07/01/27	5.000%	700,000	742,840
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	2,500,000	2,553,100
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/29	5.000%	1,000,000	1,086,070
07/01/34	5.000%	1,000,000	1,070,470
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/27	6.000%	1,730,000	1,733,598
Total			8,989,973
SALES TAX 0.9%
Sales Tax Asset Receivable Corp. Refunding Revenue Bonds Fiscal 2015 Series 2014A
10/15/24	5.000%	2,000,000	2,473,900
SPECIAL NON PROPERTY TAX 7.7%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC)
11/15/18	5.250%	800,000	908,328
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2007S-2 (NPFGC)
01/15/21	5.000%	4,300,000	4,561,010
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Subordinated Series 2009A-1
05/01/27	5.000%	5,000,000	5,629,250
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC)
03/15/26	5.500%	1,000,000	1,266,130
New York State Housing Finance Agency Revenue Bonds Series 2008A
09/15/19	5.000%	1,400,000	1,527,106

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2008A
04/01/21	5.000%	$1,000,000	$1,105,990
New York State Thruway Authority Revenue Bonds Transportation Series 2007A
03/15/22	5.000%	1,000,000	1,088,670
Virgin Islands Public Finance Authority (d)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	1,740,000	1,982,956
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/25	5.000%	2,755,000	3,071,247
Total			21,140,687
STATE APPROPRIATED 6.2%
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2011A
05/01/30	5.250%	1,440,000	1,667,261
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,000,000	3,384,780
Revenue Bonds
Mental Health Services Facility Improvements
Series 2009
02/15/18	5.500%	1,000,000	1,115,340
Schools Program
Series 2000
07/01/20	6.250%	1,045,000	1,050,298
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/21	5.500%	1,000,000	1,212,160
Series 1993A
05/15/19	5.500%	2,500,000	2,808,425
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/26	5.000%	3,125,000	3,463,531
Series 2008C
01/01/22	5.000%	2,000,000	2,226,080
Total			16,927,875

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TOBACCO 1.2%
Chautauqua Tobacco Asset Securitization Corp. Refunding Revenue Bonds Series 2014
06/01/29	5.000%	$3,000,000	$3,151,620
TRANSPORTATION 6.3%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/24	5.250%	750,000	920,085
Series 2006 (CIFG/TCRS)
11/15/22	5.000%	2,280,000	2,418,168
Series 2007B
11/15/22	5.000%	1,500,000	1,639,950
Series 2008C
11/15/23	6.250%	3,570,000	4,169,724
Series 2014C
11/15/29	5.000%	3,000,000	3,467,340
Transportation
Series 2010D
11/15/28	5.250%	3,000,000	3,449,760
Series 2014B
11/15/22	5.000%	1,000,000	1,186,210
Total			17,251,237
TURNPIKE / BRIDGE / TOLL ROAD 3.3%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014
01/01/29	5.000%	1,850,000	2,140,024
01/01/32	5.000%	1,000,000	1,138,350
Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM)
10/01/19	4.000%	2,000,000	2,138,840
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Purpose Series 2011A
01/01/25	5.000%	3,000,000	3,535,440
Total			8,952,654
WATER & SEWER 1.1%
Buffalo Municipal Water Finance Authority Refunding Revenue Bonds Series 2015A
07/01/28	5.000%	700,000	808,584
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/28	5.100%	1,155,000	1,209,123
Water Service
Series 2008

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
09/01/28	5.100%	$570,000	$596,710
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/27	5.000%	145,000	169,939
04/01/28	5.000%	175,000	203,338
Total			2,987,694
Total Municipal Bonds (Cost: $251,848,012)			$267,638,743

	Shares	Value

Money Market Funds 0.7%
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.020% (e)	1,933,839	$1,933,839
Total Money Market Funds (Cost: $1,933,839)		$1,933,839
Total Investments (Cost: $253,781,851) (f)		$269,572,582(g)
Other Assets & Liabilities, Net		3,507,841
Net Assets		$273,080,423

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2015, the value of these securities amounted to $5,485,564 or 2.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(f)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $253,782,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,128,000
Unrealized Depreciation	(337,000)
Net Unrealized Appreciation	$15,791,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
CIFG	IXIS Financial Guaranty
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	267,638,743	—	267,638,743
Money Market Funds	1,933,839	—	—	1,933,839
Total Investments	1,933,839	267,638,743	—	269,572,582

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia California Tax-Exempt Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.1%
AIRPORT 4.5%
City of Fresno Airport (a)
Refunding Revenue Bonds
Series 2013B AMT
07/01/28	5.000%	$500,000	$548,740
07/01/30	5.125%	1,050,000	1,149,204
County of Orange Airport Revenue Bonds Series 2009A
07/01/39	5.250%	2,500,000	2,791,100
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	3,000,000	3,351,120
County of Sacramento Airport System (a)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	1,084,080
San Francisco City & County Airports Commission-San Francisco International Airport (a)
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/25	5.750%	1,500,000	1,655,595
2nd Series 2011F AMT
05/01/29	5.000%	5,210,000	5,759,238
Revenue Bonds
Series 2014A AMT
05/01/44	5.000%	6,000,000	6,489,600
Total			22,828,677
DISPOSAL 0.4%
California Pollution Control Financing Authority Refunding Revenue Bonds Waste Management, Inc. Series 2002A AMT (a)(b)
01/01/22	5.000%	2,000,000	2,072,460
HEALTH SERVICES 0.4%
California Municipal Finance Authority Refunding Revenue Bonds Harbor Regional Center Project Series 2015
11/01/39	5.000%	2,000,000	2,184,300
HIGHER EDUCATION 6.8%
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10/01/21	5.250%	665,000	726,426
10/01/38	5.750%	3,000,000	3,330,030
Chapman University
Series 2011
04/01/31	5.000%	4,375,000	4,851,744
Series 2015
04/01/40	5.000%	2,500,000	2,764,125

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Loyola Marymount University
Series 2010A
10/01/40	5.125%	$1,250,000	$1,389,037
California Educational Facilities Authority (c)
Refunding Revenue Bonds
University of the Pacific
Series 2015
11/01/36	5.000%	2,000,000	2,241,760
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/41	5.000%	4,500,000	4,779,675
Revenue Bonds
Biola University
Series 2008
10/01/28	5.800%	2,000,000	2,185,200
Series 2013
10/01/38	5.000%	1,000,000	1,071,910
10/01/42	5.000%	2,360,000	2,511,064
California State University Revenue Bonds Systemwide Series 2009A
11/01/40	6.000%	2,000,000	2,333,060
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/43	6.375%	3,000,000	3,274,710
Lancer Plaza Project
Series 2013
11/01/33	5.625%	1,400,000	1,417,836
11/01/43	5.875%	1,875,000	1,898,006
Total			34,774,583
HOSPITAL 12.4%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2005
11/15/34	5.000%	4,025,000	4,072,696
El Camino Hospital
Series 2015A
02/01/40	5.000%	1,700,000	1,867,093
Revenue Bonds
Adventist Health System West
Series 2009A
09/01/39	5.750%	7,000,000	7,991,690
Catholic Healthcare
Series 2011A
03/01/41	5.250%	3,000,000	3,286,380
Catholic Healthcare West
Series 2009A
07/01/39	6.000%	1,000,000	1,141,830
Series 2009E
07/01/25	5.625%	1,125,000	1,285,999

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Kaiser Permanente
Series 2006A
04/01/39	5.250%	$3,350,000	$3,417,368
St. Joseph Health System
Series 2009A
07/01/29	5.500%	1,500,000	1,705,305
Series 2013A
07/01/37	5.000%	2,000,000	2,223,340
Sutter Health Obligation Group
Series 2008A
08/15/30	5.000%	2,500,000	2,681,775
Series 2011B
08/15/31	5.875%	1,815,000	2,143,824
California Municipal Finance Authority
Refunding Certificate of Participation
Community Hospitals of Central California
Series 2007
02/01/37	5.250%	2,500,000	2,587,125
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/40	5.000%	2,000,000	2,160,060
Revenue Bonds
Community Hospitals of Central California
Series 2009
02/01/39	5.500%	4,000,000	4,479,600
NorthBay Healthcare Group
Series 2015
11/01/44	5.000%	900,000	951,129
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/35	5.000%	3,850,000	4,274,193
Huntington Memorial Hospital
Series 2014B
07/01/44	5.000%	1,000,000	1,097,940
Revenue Bonds
Catholic Healthcare West
Series 2008B
07/01/30	5.500%	1,910,000	2,049,277
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/43	5.250%	1,500,000	1,660,830
John Muir Health
Series 2006A
08/15/32	5.000%	3,000,000	3,121,140
Series 2009
07/01/39	5.125%	500,000	548,280
Kaiser Permanente
Series 2001C
08/01/31	5.250%	1,100,000	1,143,813
Loma Linda University Medical Center
Series 2014
12/01/54	5.500%	1,500,000	1,604,925
Sutter Health
Series 2011A
08/15/42	6.000%	2,000,000	2,371,080

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09/01/30	5.000%	$3,000,000	$3,215,040
Total			63,081,732
INVESTOR OWNED 0.9%
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/34	5.875%	1,000,000	1,149,900
City of Chula Vista (a)
Revenue Bonds
San Diego Gas & Electric Co.
Series 1992D AMT
12/01/27	5.000%	3,500,000	3,624,495
Total			4,774,395
LOCAL APPROPRIATION 3.3%
Anaheim Public Financing Authority Refunding Revenue Bonds Series 2014A
05/01/46	5.000%	1,000,000	1,115,090
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	2,235,000	2,315,907
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Capital Equipment
Series 2008A
09/01/24	5.000%	1,000,000	1,106,160
Series 2008B
09/01/38	5.000%	3,000,000	3,278,430
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/31	5.500%	1,500,000	1,704,420
Sacramento City Schools Joint Powers Financing Authority Refunding Revenue Bonds Series 2006A
03/01/40	5.000%	2,000,000	2,163,660
San Diego Public Facilities Financing Authority Revenue Bonds Capital Improvement Projects Series 2015A
10/15/44	5.000%	1,000,000	1,093,590
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06/01/35	5.250%	2,000,000	2,172,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Victor Elementary School District Certificate of Participation School Construction Refinancing Project Series 1996 (NPFGC)
05/01/18	6.450%	$1,775,000	$1,914,692
Total			16,864,249
LOCAL GENERAL OBLIGATION 5.3%
Central Valley Schools Financing Authority General Obligation Refunding Revenue Bonds School District Program Series 1998A (NPFGC)
02/01/18	6.450%	410,000	433,222
Conejo Valley Unified School District (d)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/29	0.000%	1,650,000	917,268
08/01/30	0.000%	1,000,000	519,910
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC)
08/01/26	5.250%	2,010,000	2,477,586
Long Beach Unified School District Unlimited General Obligation Bonds Series 2015D-1 (d)
08/01/32	0.000%	1,500,000	719,325
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D
01/01/34	5.000%	750,000	843,240
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (d)
08/01/32	0.000%	5,440,000	2,465,408
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A
08/01/33	5.500%	3,125,000	3,474,219
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/22	5.000%	750,000	854,235
08/01/32	5.500%	2,500,000	2,827,925
Election of 2012
Series 2013
08/01/30	6.250%	1,095,000	1,314,986
Poway Unified School District Unlimited General Obligation Bonds Improvement District No. 2007-1-A Series 2009 (d)
08/01/30	0.000%	2,295,000	1,274,482

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Riverside Community College District Foundation (d)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/30	0.000%	$600,000	$318,252
08/01/31	0.000%	1,000,000	494,630
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC) (d)
07/01/20	0.000%	3,460,000	2,881,142
San Gorgonio Memorial Health Care District Unlimited General Obligation Refunding Bonds Series 2014
08/01/39	5.000%	4,000,000	4,366,160
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	986,069
Total			27,168,059
MULTI-FAMILY 2.5%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/50	5.000%	1,250,000	1,331,888
Caritas Affordable Housing
Senior Series 2014
08/15/49	5.250%	3,500,000	3,787,000
Subordinated Series 2014
08/15/49	5.875%	1,000,000	1,082,620
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2006
05/15/38	5.000%	2,500,000	2,567,150
Series 2012
05/15/31	5.125%	2,000,000	2,205,780
Revenue Bonds
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	1,500,000	1,632,255
Total			12,606,693
MUNICIPAL POWER 2.0%
Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009
10/01/25	5.000%	1,000,000	1,111,310

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/28	5.000%	$1,325,000	$1,472,936
City of Vernon Electric System
Revenue Bonds
Series 2009A
08/01/21	5.125%	2,730,000	3,011,409
Series 2012A
08/01/30	5.000%	1,000,000	1,100,230
Imperial Irrigation District Electric System Refunding Revenue Bonds Series 2011A
11/01/31	6.250%	1,000,000	1,204,940
Modesto Irrigation District Certificate of Participation Series 2004B
07/01/35	5.500%	2,000,000	2,130,520
Total			10,031,345
OTHER BOND ISSUE 1.7%
California Infrastructure & Economic Development Bank
Revenue Bonds
Series 2008
02/01/33	5.250%	3,000,000	3,259,500
02/01/38	5.250%	3,050,000	3,310,714
City of Long Beach Marina System Revenue Bonds Series 2015
05/15/40	5.000%	500,000	535,955
San Diego County Regional Airport Authority Revenue Bonds Consolidated Rental Car Facility Project Series 2014A
07/01/44	5.000%	1,500,000	1,645,710
Total			8,751,879
PORTS 2.2%
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A
03/01/40	5.125%	5,000,000	5,509,100
Port of Los Angeles Refunding Revenue Bonds Series 2014A AMT (a)
08/01/44	5.000%	5,000,000	5,481,700
Total			10,990,800
PREP SCHOOL 2.0%
California Municipal Finance Authority Revenue Bonds Julian Charter School Project Series 2015A (e)
03/01/45	5.625%	3,000,000	2,963,610

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL (CONTINUED)
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/44	5.125%	$1,000,000	$1,026,960
California School Finance Authority (e)
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/35	5.000%	3,010,000	3,109,751
07/01/45	5.000%	1,705,000	1,742,391
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010
07/01/30	6.000%	1,420,000	1,512,130
Total			10,354,842
PREPAID GAS 0.3%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/34	7.000%	1,000,000	1,363,820
REFUNDED / ESCROWED 3.9%
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/40	6.000%	1,000,000	1,260,140
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC)
08/01/23	7.500%	720,000	889,726
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) (b)
07/01/22	12.239%	335,000	467,345
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT (a)
05/01/21	7.800%	2,500,000	3,303,250
Grossmont Healthcare District Prerefunded 07/15/21 Unlimited General Obligation Bonds 2006 Election Series 2011B
07/15/34	6.000%	2,000,000	2,504,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (d)
01/01/20	0.000%	$12,000,000	$11,248,320
Total			19,673,081
RESOURCE RECOVERY 0.6%
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT (a)(e)(f)
12/01/32	7.500%	2,745,000	2,816,672

RETIREMENT COMMUNITIES 4.4%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011
07/01/31	6.000%	2,200,000	2,477,794
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian
Series 2015
07/01/39	5.000%	2,565,000	2,855,384
Northern California Presbyterian Homes
Series 2015
07/01/44	5.000%	700,000	773,108
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/49	5.375%	1,885,000	1,903,699
American Baptist Homes West
Series 2015
10/01/45	5.000%	3,155,000	3,324,518
Episcopal Communities and Services
Series 2012
05/15/42	5.000%	4,235,000	4,510,275
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	1,500,000	1,651,830
Covenant Retirement Communities, Inc.
Series 2013
12/01/36	5.625%	2,000,000	2,156,220
Eskaton Properties, Inc.
Series 2012
11/15/34	5.250%	1,250,000	1,329,987
City of La Verne Refunding Certificate of Participation Brethren Hillcrest Homes Series 2014
05/15/36	5.000%	1,100,000	1,159,070

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Los Angeles County Regional Financing Authority Revenue Bonds Montecedro, Inc. Project Series 2014A
11/15/44	5.000%	$500,000	$549,885
Total			22,691,770
SINGLE FAMILY 0.5%
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	195,000	198,465
Series 2006K AMT
08/01/26	4.625%	2,435,000	2,451,095
02/01/42	5.500%	40,000	40,693
Total			2,690,253
SPECIAL NON PROPERTY TAX 1.1%
Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A
06/01/32	5.000%	5,000,000	5,719,300
SPECIAL PROPERTY TAX 19.2%
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007
09/01/37	5.000%	1,000,000	1,013,770
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/29	7.500%	1,655,000	1,793,672
Southeast Bakersfield
Series 2009B
08/01/29	7.250%	775,000	832,947
Carson Redevelopment Agency Successor Agency Tax Allocation Bonds Housing Series 2010A
10/01/30	5.000%	5,000,001	5,558,150
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC)
11/01/23	6.500%	2,000,000	2,386,640
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/30	5.000%	2,500,000	2,695,950
09/01/38	5.000%	625,000	662,675

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/35	5.000%	$2,460,000	$2,673,036
09/01/36	5.000%	2,435,000	2,641,658
City of Carson Special Assessment Bonds Assessment District No. 92-1 Series 1992
09/02/22	7.375%	90,000	90,227
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/39	5.000%	750,000	793,928
09/01/44	5.000%	1,025,000	1,080,811
City of Palo Alto Refunding & Improvement Special Assessment Bonds Limited Obligation-University Ave. Series 2012
09/02/29	5.000%	800,000	867,912
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011
09/01/30	5.375%	1,500,000	1,658,910
Corona-Norco Unified School District Refunding Special Tax Bonds Community Facilities District #98-1 Series 2013
09/01/32	5.000%	1,300,000	1,429,493
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/24	6.500%	3,000,000	3,544,260
Elk Grove Unified School District (d)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/18	0.000%	2,720,000	2,315,427
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08/01/29	5.125%	1,000,000	1,059,940
08/01/36	5.500%	1,000,000	1,073,280
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/23	5.250%	2,100,000	2,296,875

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Inland Valley Development Agency Refunding Tax Allocation Bonds Series 2014A
09/01/44	5.000%	$5,000,000	$5,420,550
Jurupa Public Financing Authority Refunding Special Tax Bonds Series 2014A
09/01/42	5.000%	1,000,000	1,086,620
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,815,982
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/35	5.625%	1,300,000	1,527,591
08/01/40	5.750%	2,000,000	2,369,780
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	1,500,000	1,500,765
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07/01/27	6.000%	4,780,000	5,398,102
Pittsburg Successor Agency Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC) (d)
08/01/24	0.000%	2,100,000	1,448,559
Poway Unified School District Public Financing Authority Special Tax Refunding Bonds Series 2015B
09/01/35	5.000%	1,435,000	1,597,155
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012
09/01/31	5.000%	1,370,000	1,503,301
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC)
09/01/34	5.000%	3,200,000	3,417,248
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A
02/01/18	8.000%	10,000	10,234

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
San Diego Redevelopment Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM) (d)
09/01/20	0.000%	$3,630,000	$3,216,470
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08/01/29	6.000%	1,035,000	1,175,957
08/01/39	6.500%	2,625,000	3,022,241
Mission Bay South Redevelopment
Series 2009D
08/01/29	6.375%	1,000,000	1,142,200
Mission Bay South Redevelopment Project
Series 2014A
08/01/43	5.000%	1,000,000	1,085,190
San Francisco Redevelopment Projects
Series 2009B
08/01/28	6.125%	1,010,000	1,152,612
08/01/32	6.500%	500,000	575,665
Series 2011B
08/01/26	6.125%	500,000	595,660
08/01/31	6.250%	2,600,000	3,070,860
08/01/41	6.625%	1,600,000	1,938,480
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011
07/01/36	5.875%	1,250,000	1,487,113
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/31	7.000%	1,000,000	1,219,220
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/30	5.000%	1,270,000	1,398,600
09/01/31	5.000%	1,365,000	1,497,814
09/01/33	5.000%	1,000,000	1,089,430
Temecula Redevelopment Agency Tax Allocation Bonds Housing Redevelopment Project No. 1 Series 2011A
08/01/39	7.000%	2,100,000	2,615,445
Temecula Valley Unified School District Financing Authority Special Tax Bonds Series 2015
09/01/40	5.000%	1,165,000	1,274,417

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Union City Community Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Community Redevelopment Project Series 2011
12/01/33	6.875%	$1,500,000	$1,857,885
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	1,330,000	1,388,587
Yorba Linda Redevelopment Agency
Tax Allocation Bonds
Subordinated Lien-Redevelopment Project
Series 2011A
09/01/26	6.000%	1,000,000	1,203,650
09/01/32	6.500%	2,000,000	2,420,340
Total			97,993,284
STATE APPROPRIATED 8.4%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/29	5.000%	2,500,000	2,874,425
11/01/37	5.000%	6,825,000	7,656,217
Revenue Bonds
California State University Projects
Series 2011B
10/01/31	5.000%	1,200,000	1,344,912
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,100,000	5,819,916
Series 2013A
03/01/32	5.000%	1,500,000	1,704,270
03/01/38	5.000%	2,500,000	2,793,675
Series 2014B
10/01/39	5.000%	1,000,000	1,125,060
Various Capital Projects
Series 2011A
10/01/31	5.125%	5,000,000	5,724,050
Subordinated Series 2009I-1
11/01/29	6.125%	5,000,000	5,966,000
Subordinated Series 2010A-1
03/01/35	6.000%	2,750,000	3,252,618
Various Correctional Facilities
Series 2014A
09/01/39	5.000%	3,895,000	4,378,408
Total			42,639,551
STATE GENERAL OBLIGATION 9.8%
State of California
Unlimited General Obligation Bonds
Series 2008
08/01/34	5.000%	3,000,000	3,304,110
Various Purpose
Series 2009
10/01/29	5.000%	3,000,000	3,444,780

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
04/01/31	5.750%	$2,750,000	$3,191,017
04/01/35	6.000%	4,000,000	4,663,120
04/01/38	6.000%	10,500,000	12,236,595
11/01/39	5.500%	4,965,000	5,797,482
Series 2010
03/01/30	5.250%	1,000,000	1,158,750
03/01/33	6.000%	4,000,000	4,827,880
03/01/40	5.500%	4,800,000	5,577,888
Series 2012
04/01/42	5.000%	5,200,000	5,800,652
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,008
Total			50,004,282
TURNPIKE / BRIDGE / TOLL ROAD 1.4%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/46	5.750%	2,850,000	3,277,529
Foothill-Eastern Transportation Corridor Agency (d)
Refunding Revenue Bonds
Series 2015
01/15/33	0.000%	5,000,000	2,197,550
Riverside County Transportation Commission Revenue Bonds Senior Lien Series 2013A
06/01/48	5.750%	1,500,000	1,693,860
Total			7,168,939
WATER & SEWER 3.1%
City of Lodi Certificate of Participation Series 2007A (AGM)
10/01/37	5.000%	1,250,000	1,339,637
City of Riverside Sewer Refunding Revenue Bonds Series 2015A
08/01/40	5.000%	3,185,000	3,548,186

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
City of Tulare Sewer Refunding Revenue Bonds Series 2015 (AGM) (c)
11/15/41	5.000%	$2,000,000	$2,202,700
Eastern Municipal Water District Certificate of Participation Series 2008H
07/01/33	5.000%	1,000,000	1,099,060
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	1,500,000	1,701,900
05/15/39	5.250%	3,000,000	3,383,730
San Diego Public Facilities Financing Authority Water Revenue Bonds Series 2009B
08/01/34	5.375%	2,000,000	2,290,520
Total			15,565,733
Total Municipal Bonds (Cost: $450,047,480)			$494,810,699

	Shares	Value

Money Market Funds 2.5%
Dreyfus General California Municipal Money Market Fund, 0.000% (g)	3,011,912	$3,011,912
JPMorgan Tax-Free Money Market Fund, 0.010% (g)	9,919,367	9,919,367
Total Money Market Funds (Cost: $12,931,279)		$12,931,279
Total Investments
(Cost: $462,978,759) (h)		$507,741,978(i)
Other Assets & Liabilities, Net		2,193,650
Net Assets		$509,935,628

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $10,632,424 or 2.09% of net assets.

(f)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at July 31, 2015 was $2,816,672, which represents 0.55% of net assets.  Information concerning such security holdings at July 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/32 7.500%	12-22-2011	2,745,000

(g)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(h)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $462,979,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$45,358,000
Unrealized Depreciation	(595,000)
Net Unrealized Appreciation	$44,763,000

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	494,810,699	—	494,810,699
Money Market Funds	12,931,279	—	—	12,931,279
Total Investments	12,931,279	494,810,699	—	507,741,978

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Unconstrained Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 1.5%
UNITED STATES 1.5%
Federal Home Loan Mortgage Corp. CMO IO Series 311 Class S1 (a)(b)
08/15/43	5.763%	$1,679,205	$366,891
Total Residential Mortgage-Backed Securities - Agency (Cost: $372,298)			$366,891

Residential Mortgage-Backed Securities - Non-Agency 11.1%
UNITED STATES 11.1%
American General Mortgage Loan Trust CMO Series 2010-1A Class A3 (a)(c)
03/25/58	5.650%	948,605	960,620
Citigroup Mortgage Loan Trust, Inc. CMO Series 2014-C Class A (a)(c)
02/25/54	3.250%	691,161	661,834
GCAT Series 2013-RP1 Class A1 (a)(c)
06/25/18	3.500%	1,131,690	1,133,222
Total			2,755,676
Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $2,754,583)			$2,755,676

Asset-Backed Securities - Non-Agency 11.2%
UNITED STATES 11.2%
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (a)(c)
01/25/55	3.721%	1,105,838	1,095,332
Selene Non-Performing Loans LLC Series 2014-1A Class A (a)(c)
05/25/54	2.981%	1,150,729	1,140,018
Vericrest Opportunity Loan Transferee Series 2015-NPL4 Class A1 (a)(c)
02/25/55	3.500%	546,265	545,499
Total			2,780,849
Total Asset-Backed Securities - Non-Agency (Cost: $2,791,766)			$2,780,849

U.S. Treasury Obligations 4.2%
UNITED STATES 4.2%
U.S. Treasury (i)
06/30/20	1.625%	1,050,000	1,054,101
Total U.S. Treasury Obligations (Cost: $1,049,549)			$1,054,101

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(d) 30.6%
AUSTRALIA 5.0%
Australia Government Bond
10/21/19	2.750%	AUD	$550,000	$413,573
04/21/25	3.250%	AUD	1,080,000	821,484
Total				1,235,057
BRAZIL 10.2%
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	9,000,000	2,542,210
COLOMBIA 0.6%
Colombia Government International Bond
06/28/27	9.850%	COP	366,000,000	155,075
MEXICO 8.0%
Mexican Bonos
12/05/24	10.000%	MXN	9,210,000	732,601
11/23/34	7.750%	MXN	18,000,000	1,261,300
Total				1,993,901
PHILIPPINES 2.5%
Philippine Government International Bond
01/14/36	6.250%	PHP	25,000,000	616,104
PORTUGAL 1.1%
Portugal Obrigacoes do Tesouro OT (c)
10/15/25	2.875%	EUR	246,000	281,805
UNITED KINGDOM 3.2%
United Kingdom Gilt
03/07/25	5.000%	GBP	400,000	794,980
Total Foreign Government Obligations (Cost: $7,896,239)				$7,619,132

	Shares	Value

Money Market Funds 38.7%
Columbia Short-Term Cash Fund, 0.124% (e)(f)	9,602,598	$9,602,598
Total Money Market Funds (Cost: $9,602,598)		$9,602,598
Total Investments
(Cost: $24,467,033) (g)		$24,179,247(h)
Other Assets & Liabilities, Net		663,893
Net Assets		$24,843,140

At July 31, 2015, securities and cash totaling $786,728 were pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at July 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays Capital	08/25/2015	32,113,000	MXN	2,009,756	USD	19,877	—
BNP Paribas Securities Corp.	08/27/2015	2,003,286	USD	3,039,000	NZD	—	(1,375)
BNP Paribas Securities Corp.	08/28/2015	1,974,616	USD	2,960,000	NZD	—	(24,746)
Deutsche Bank Securities Inc.	08/28/2015	1,981,158	USD	2,582,000	CAD	—	(7,252)
Deutsche Bank AG	08/28/2015	1,907,000	CHF	1,974,218	USD	—	(859)
HSBC Securities (USA), Inc.	08/25/2015	1,656,000	AUD	1,219,194	USD	10,305	—
HSBC Securities (USA), Inc.	08/25/2015	55,000	AUD	40,141	USD	—	(9)
HSBC Securities (USA), Inc.	08/25/2015	27,359	USD	3,390,000	JPY	—	(1)
HSBC Securities (USA), Inc.	08/28/2015	1,970,552	USD	1,314,410,000	CLP	—	(25,650)
Morgan Stanley	08/28/2015	5,970,000	EUR	6,604,850	USD	46,288	—
Morgan Stanley	08/28/2015	1,904,000	EUR	2,079,815	USD	—	(11,893)
State Street Bank & Trust Company	08/25/2015	240,000	EUR	261,816	USD	—	(1,835)
Standard Chartered Bank	08/25/2015	8,761,000	BRL	2,726,703	USD	188,595	—
Standard Chartered Bank	08/25/2015	510,000	GBP	795,956	USD	—	(360)
Standard Chartered Bank	08/25/2015	28,550,000	PHP	628,472	USD	4,606	—
Standard Chartered Bank	08/28/2015	1,086,000	MXN	67,464	USD	185	—
Standard Chartered Bank	08/28/2015	3,967,467	USD	64,857,000	MXN	50,474	—
UBS Securities LLC	08/25/2015	440,000,000	COP	153,390	USD	741	—
Total					321,071		(73,980)

Futures Contracts Outstanding at July 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10Y BOND	14	AUD	1,307,741	09/2015	15,244	—
Euro-BTP	2	EUR	300,262	09/2015	4,797	—
Total			1,608,003		20,041	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BUND	(9)	EUR	(1,526,129)	09/2015	—	(4,448)
US 10YR NOTE (CBT)	(57)	USD	(7,263,938)	09/2015	—	(64,745)
US 5YR NOTE (CBT)	(10)	USD	(1,198,438)	09/2015	—	(2,044)
US ULTRA BOND CBT	(2)	USD	(319,063)	09/2015	934	—
Total				(10,307,568)	934	(71,237)

Credit Default Swap Contracts Outstanding at July 31, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 24-V1	06/20/2020	5.000	2,163,150	(10,077)	—	(12,017)	—	(22,094)
Total								—	(22,094)

*Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	CDX Emerging Markets Index 23-V1	06/20/2020	1.000	3.183%	1,825,000	(173,653)	162,612	2,028	—	(9,013)
Morgan Stanley*	CDX North America Investment Grade 24-V1	06/20/2020	1.000	0.703%	9,110,000	3,491	—	10,122	13,613	—
Morgan Stanley*	Markit iTraxx XO.23.V1	06/20/2020	5.000	2.888%	720,000	2,558	—	4,393	6,951	—
Total									20,564	(9,013)

*Centrally cleared swap contract

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at July 31, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	6-Month HUF-BUBOR	Receive	2.415	07/09/2020	HUF	760,000,000	(12)	—	(21,062)
Morgan Stanley*	6-Month JPY LIBOR-BBA	Receive	0.599	07/09/2025	JPY	447,000,000	(29)	—	(10,481)
Morgan Stanley*	6-Month PLN-WIBOR	Receive	2.695	07/13/2025	PLN	2,700,000	(6)	—	(294)
Morgan Stanley*	6-Month PLN-WIBOR	Receive	2.778	07/14/2025	PLN	2,900,000	(6)	—	(5,903)
Total								—	(37,740)

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $5,818,330 or 23.42% of net assets.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	70,000	26,478,444	(16,945,846)	9,602,598	1,475	9,602,598

(g)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $24,467,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,000
Unrealized Depreciation	$(308,000)
Net Unrealized Depreciation	$(288,000)

(h)	Investments are valued using policies described below.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities - Agency	—	366,891	—	366,891
Residential Mortgage-Backed Securities - Non-Agency	—	2,755,676	—	2,755,676
Asset-Backed Securities - Non-Agency	—	1,685,517	1,095,332	2,780,849
U.S. Treasury Obligations	1,054,101	—	—	1,054,101
Foreign Government Obligations	—	7,619,132	—	7,619,132
Money Market Funds	9,602,598	—	—	9,602,598
Total Investments	10,656,699	12,427,216	1,095,332	24,179,247

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	321,071	—	321,071
Futures Contracts	20,975	—	—	20,975
Swap Contracts	—	20,564	—	20,564
Liabilities
Forward Foreign Currency Exchange Contracts	—	(73,980)	—	(73,980)
Futures Contracts	(71,237)	—	—	(71,237)
Swap Contracts	—	(68,847)	—	(68,847)
Total	10,606,437	12,626,024	1,095,332	24,327,793

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

Asset-Backed Securities - Non-Agency ($)
Balance as of June 30, 2015 (commencement of operations)	—
Increase (decrease) in accrued discounts/premiums	—
Realized gain (loss)	15
Change in unrealized appreciation (depreciation)(a)	(9,814)
Sales	(24,263)
Purchases	1,129,394
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of July 31, 2015	1,095,332

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2015 was ($9,814).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia New York Tax-Exempt Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.1%
AIR TRANSPORTATION 3.7%
New York City Industrial Development Agency (a)
Refunding Revenue Bonds
Trips Obligated Group
Senior Series 2012A AMT
07/01/28	5.000%	$2,000,000	$2,142,080
New York City Industrial Development Agency (a)(b)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/24	5.500%	2,000,000	2,039,780
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	2,000,000	2,327,860
Total			6,509,720
ASSISTED LIVING 0.6%
Mount Vernon Industrial Development Agency
Revenue Bonds
Wartburg Senior Housing, Inc. - Meadowview
Series 1999
06/01/19	6.150%	400,000	401,928
06/01/29	6.200%	615,000	617,989
Total			1,019,917
HIGHER EDUCATION 12.5%
Albany Capital Resource Corp. Refunding Revenue Bonds Albany College of Pharmacy & Health Services Series 2014
12/01/33	5.000%	125,000	139,076
Build NYC Resource Corp. Refunding Revenue Bonds City University of New York-Queens Series 2014A
06/01/43	5.000%	1,000,000	1,106,680
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A
07/01/21	5.000%	675,000	787,273
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012
09/01/25	5.000%	295,000	339,359
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A
03/01/26	4.750%	1,210,000	1,270,984

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015A
07/01/50	5.000%	$1,500,000	$1,637,160
Pratt Institute
Series 2015A
07/01/44	5.000%	1,000,000	1,094,760
St. John’s University
Series 2015A
07/01/37	5.000%	1,000,000	1,119,400
Revenue Bonds
Consolidated City University System 5th General Resolution
Series 2008B
07/01/27	5.000%	1,000,000	1,101,360
Cornell University
Series 2006A
07/01/31	5.000%	1,000,000	1,041,250
Manhattan Marymount College
Series 2009
07/01/29	5.250%	1,500,000	1,615,755
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	1,000,000	1,110,970
Pratt Institute
Series 2009C (AGM)
07/01/39	5.125%	1,000,000	1,090,940
St. John’s University
Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,492,561
Series 2012A
07/01/27	5.000%	240,000	274,368
State University Dormitory Facilities
Series 2011A
07/01/31	5.000%	1,000,000	1,144,890
Teacher’s College
Series 2009
03/01/39	5.500%	500,000	561,295
The New School
Series 2010
07/01/40	5.500%	1,500,000	1,705,470
Niagara Area Development Corp. Revenue Bonds Niagara University Project Series 2012A
05/01/35	5.000%	500,000	532,335
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007
10/01/27	5.000%	750,000	797,115
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007
07/01/31	5.000%	1,000,000	1,062,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009
07/01/39	5.750%	$1,000,000	$1,112,030
Total			22,137,481
HOSPITAL 15.1%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds Catholic Health System Series 2015
07/01/40	5.000%	1,000,000	1,081,170
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/29	5.000%	225,000	250,835
07/01/30	5.000%	180,000	199,723
Dutchess County Local Development Corp. Revenue Bonds Series 2014A
07/01/44	5.000%	1,000,000	1,075,120
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital
Series 2013A
12/01/32	5.000%	1,350,000	1,463,562
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/35	5.750%	2,000,000	2,359,320
Nassau County Local Economic Assistance Corp. Revenue Bonds Catholic Health Services-Long Island Series 2014
07/01/32	5.000%	750,000	827,047
New York State Dormitory Authority
Refunding Revenue Bonds
NYU Hospitals Center
Series 2014
07/01/36	5.000%	1,000,000	1,100,330
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/37	5.000%	2,000,000	2,202,480
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	2,275,000	2,544,360
Series 2011A
07/01/41	5.000%	2,000,000	2,151,260
New York Hospital Medical Center Queens
Series 2007 (FHA)
02/15/37	4.750%	975,000	1,017,695
New York University Hospital Center
Series 2011A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
07/01/31	5.750%	$800,000	$916,776
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	900,000	992,151
University of Rochester
Series 2009A
07/01/39	5.125%	1,000,000	1,121,770
Onondaga Civic Development Corp. Revenue Bonds St. Joseph’s Hospital Health Center Project Series 2014
07/01/31	5.125%	1,000,000	1,052,790
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B
12/01/32	5.250%	500,000	531,660
Suffolk County Economic Development Corp. Revenue Bonds Catholic Health Services Series 2011
07/01/28	5.000%	3,500,000	3,822,245
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	1,850,000	2,074,349
Total			26,784,643
HUMAN SERVICE PROVIDER 0.6%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010
10/01/30	6.000%	1,000,000	1,038,510
INDEPENDENT POWER 0.5%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	860,000	860,043
INVESTOR OWNED 2.0%
New York State Energy Research & Development Authority
Revenue Bonds
Brooklyn Union Gas Co. Project
Series 1996 (NPFGC)
01/01/21	5.500%	2,000,000	2,008,640
New York State Energy Research & Development Authority (b)
Revenue Bonds
Series 1993

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INVESTOR OWNED (CONTINUED)
04/01/20	12.325%	$1,500,000	$1,503,090
Total			3,511,730
LOCAL APPROPRIATION 1.3%
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities-Westchester Series 1998 (c)
08/01/19	0.000%	1,200,000	1,130,892
Suffolk County Judicial Facilities Agency Revenue Bonds H. Lee Dennison Building Series 2013
11/01/25	5.000%	1,000,000	1,121,460
Total			2,252,352
LOCAL GENERAL OBLIGATION 4.0%
City of New York
Unlimited General Obligation Bonds
Subordinated Series 2009I-1
04/01/27	5.125%	1,500,000	1,689,495
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/31	5.000%	500,000	575,385
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT (a)
11/01/36	5.000%	1,750,000	1,866,760
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC)
02/15/19	6.200%	1,005,000	1,176,875
New York State Dormitory Authority Revenue Bonds School Districts Bond Financing Series 2013F
10/01/21	5.000%	1,000,000	1,180,360
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/24	5.000%	500,000	601,805
Total			7,090,680
MULTI-FAMILY 2.4%
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/25	4.500%	165,000	176,352
Series 2009C-1
11/01/34	5.500%	500,000	547,910
Series 2009M
11/01/45	5.150%	1,250,000	1,297,312

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011
12/01/41	5.250%	$1,945,000	$2,150,723
Total			4,172,297
MUNICIPAL POWER 3.0%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/44	5.000%	1,000,000	1,093,830
Revenue Bonds
Series 2008A
05/01/33	6.000%	1,000,000	1,155,430
Series 2009A
04/01/23	5.000%	750,000	818,423
Series 2012A
09/01/37	5.000%	2,000,000	2,173,640
Total			5,241,323
NURSING HOME 0.4%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/40	5.200%	655,000	660,672
OTHER BOND ISSUE 0.3%
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	485,000	490,738
OTHER INDUSTRIAL DEVELOPMENT BOND 2.8%
New York Liberty Development Corp. Revenue Bonds Goldman Sachs Headquarters Series 2007
10/01/37	5.500%	2,000,000	2,405,040
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT (a)
03/01/24	5.750%	2,000,000	2,481,560
Total			4,886,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK 1.9%
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C (AGM)
10/01/36	5.125%	$1,000,000	$1,124,630
New York State Environmental Facilities Corp. Revenue Bonds Series 2009A
06/15/34	5.000%	2,000,000	2,258,180
Total			3,382,810
PORTS 4.4%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/28	5.375%	2,000,000	2,412,460
Consolidated 93rd
Series 1994
06/01/94	6.125%	2,250,000	2,720,048
Port Authority of New York & New Jersey (a)
Refunding Revenue Bonds
Consolidated 186th
Series 2014 AMT
10/15/44	5.000%	1,000,000	1,089,990
Revenue Bonds
Consolidated 143rd
Series 2006 (AGM) AMT
10/01/21	5.000%	1,000,000	1,029,830
Consolidated 147th
Series 2007 (NPFGC) AMT
10/15/26	5.000%	500,000	529,440
Total			7,781,768
PREP SCHOOL 3.0%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/33	5.000%	500,000	563,695
06/01/35	5.000%	700,000	784,217
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/33	5.000%	1,000,000	1,050,580
International Leadership Charter School
Series 2013
07/01/33	5.750%	1,500,000	1,447,920
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	750,000	886,530

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL (CONTINUED)
Rensselaer County Industrial Development Agency Refunding Revenue Bonds Emma Willard School Project Series 2015A (d)
01/01/36	5.000%	$500,000	$550,020
Total			5,282,962
RECREATION 3.0%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	500,000	548,160
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/24	5.000%	500,000	518,205
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/49	7.000%	250,000	295,473
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/41	5.000%	2,000,000	2,244,300
Museum of Modern Art
Series 2008-1A
04/01/31	5.000%	750,000	827,745
Revenue Bonds
Lincoln Center
Series 2008C
12/01/18	5.250%	750,000	849,075
Total			5,282,958
REFUNDED / ESCROWED 6.0%
Albany Industrial Development Agency Prerefunded 11/15/17 Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	1,000,000	1,102,950
New York State Dormitory Authority
Prerefunded 01/01/17 Revenue Bonds
University of Rochester
Series 2007B
07/01/27	5.000%	1,000,000	1,062,270
Prerefunded 05/01/17 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2007A
05/01/32	5.000%	1,000,000	1,075,930
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/37	5.500%	2,000,000	2,305,920
Prerefunded 07/01/17 Revenue Bonds
New York University Hospital Center

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Series 2007B
07/01/24	5.250%	$590,000	$632,391
Prerefunded 07/01/18 Revenue Bonds
Rochester Institute of Technology
Series 2008A
07/01/33	6.000%	1,000,000	1,144,610
Prerefunded 08/15/16 Revenue Bonds
Kaleida Health
Series 2006 (FHA)
02/15/35	4.700%	1,000,000	1,044,860
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B
01/01/30	5.500%	1,800,000	2,204,298
Total			10,573,229
RESOURCE RECOVERY 1.5%
Build NYC Resource Corp. Refunding Revenue Bonds Pratt Paper, Inc. Project Series 2014 AMT (a)(e)
01/01/35	5.000%	750,000	794,145
Jefferson County Industrial Development Agency Revenue Bonds Green Bonds Series 2014 AMT (a)
01/01/24	5.250%	2,000,000	1,904,440
Total			2,698,585
RETIREMENT COMMUNITIES 4.2%
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012
07/01/29	5.000%	1,000,000	1,058,560
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010
12/01/40	6.000%	1,225,000	1,332,347
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	1,335,000	1,363,355
Tompkins County Development Corp. Refunding Revenue Bonds Kendal at Ithaca, Inc. Project Series 2014
07/01/44	5.000%	1,800,000	1,893,798

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Ulster County Capital Resource Corp. Refunding Revenue Bonds Alliance Senior Living Co. Series 2014A (b)(e)
09/15/44	0.000%	$1,100,000	$827,266
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/42	6.000%	1,000,000	985,300
Total			7,460,626
SINGLE FAMILY 0.1%
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT (a)
10/01/21	4.600%	200,000	202,440
SPECIAL NON PROPERTY TAX 5.7%
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11/15/26	5.300%	700,000	783,111
Series 2009B
11/15/34	5.000%	1,000,000	1,132,760
Metropolitan Transportation Authority (c)
Refunding Revenue Bonds
Series 2012A
11/15/32	0.000%	2,500,000	1,338,575
Nassau County Interim Finance Authority Revenue Bonds Sales Tax Secured Series 2009A
11/15/24	5.000%	250,000	281,298
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/22	5.000%	1,000,000	1,121,560
Series 2009S-5
01/15/32	5.000%	1,000,000	1,105,580
New York City Transitional Finance Authority Future Tax Secured Unrefunded Revenue Bonds Future Tax Secured Subordinated Series 2007
11/01/26	5.000%	345,000	368,767
New York City Transitional Finance Authority Refunded Revenue Bonds Future Tax Secured Subordinated Series 2012B
11/01/30	5.000%	500,000	578,090
New York State Dormitory Authority
Revenue Bonds
Education

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Series 2008B
03/15/36	5.750%	$500,000	$573,035
Series 2009A
03/15/28	5.000%	1,545,000	1,726,398
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2009A-1
04/01/29	5.000%	1,000,000	1,117,760
Total			10,126,934
STATE APPROPRIATED 3.1%
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2011A
05/01/32	5.250%	1,000,000	1,152,790
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/20	6.000%	2,000,000	2,312,560
NYSARC, Inc.
Series 2012A
07/01/22	5.000%	890,000	1,028,689
State University Educational Facilities
Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,089,780
Total			5,583,819
STUDENT LOAN —%
New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009
11/01/26	4.750%	75,000	78,986
TOBACCO 0.6%
Chautauqua Tobacco Asset Securitization Corp. Refunding Revenue Bonds Series 2014
06/01/34	5.000%	1,000,000	1,034,140
TRANSPORTATION 6.2%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,519,700
Series 2011D
11/15/36	5.000%	1,000,000	1,117,820
Series 2012E
11/15/31	5.000%	2,000,000	2,289,380
Transportation
Series 2005F

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION (CONTINUED)
11/15/35	5.000%	$500,000	$505,835
Series 2010D
11/15/34	5.000%	1,350,000	1,523,961
Series 2014B
11/15/44	5.000%	2,000,000	2,212,620
Series 2015B
11/15/40	5.000%	1,675,000	1,865,464
Total			11,034,780
TURNPIKE / BRIDGE / TOLL ROAD 3.1%
New York State Thruway Authority
Revenue Bonds
General
Series 2012I
01/01/32	5.000%	2,000,000	2,252,980
Series 2014J
01/01/41	5.000%	3,000,000	3,318,600
Total			5,571,580
WATER & SEWER 5.1%
Great Neck North Water Authority Revenue Bonds Series 2008
01/01/33	5.000%	690,000	743,337
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2011AA
06/15/44	5.000%	1,000,000	1,099,000
Revenue Bonds
Fiscal 2009
Series 2008A
06/15/40	5.750%	1,000,000	1,120,850
Series 2008CC
06/15/34	5.000%	3,500,000	3,848,355
Series 2009EE
06/15/40	5.250%	500,000	565,200
Niagara Falls Public Water Authority Revenue Bonds Series 2013A
07/15/29	5.000%	1,000,000	1,136,060
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008
09/01/38	5.250%	535,000	556,721
Total			9,069,523
Total Municipal Bonds (Cost: $158,741,540)			$171,821,846

	Shares	Value

Money Market Funds 1.7%
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.020% (f)	1,004,869	$1,004,869

	Shares	Value

Money Market Funds (continued)
JPMorgan Tax-Free Money Market Fund, 0.010% (f)	1,939,513	$1,939,513

Total Money Market Funds (Cost: $2,944,382)		$2,944,382
Total Investments
(Cost: $161,685,922) (g)		$174,766,228(h)
Other Assets & Liabilities, Net		2,118,167
Net Assets		$176,884,395

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)	Zero coupon bond.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $1,621,411 or 0.92% of net assets.

(f)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(g)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $161,686,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,462,000
Unrealized Depreciation	(382,000)
Net Unrealized Appreciation	$13,080,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	171,821,846	—	171,821,846
Money Market Funds	2,944,382	—	—	2,944,382
Total Investments	2,944,382	171,821,846	—	174,766,228

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Strategic Income Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 38.3%
Aerospace & Defense 0.4%
ADS Tactical, Inc. (b)
04/01/18	11.000%		$1,336,000	$1,389,440
Bombardier, Inc. (b)
03/15/20	7.750%		9,000	8,348
03/15/25	7.500%		2,259,000	1,869,322
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%		378,000	388,395
Northrop Grumman Corp.
08/01/23	3.250%		2,744,000	2,708,268
TransDigm, Inc.
07/15/22	6.000%		425,000	423,938
07/15/24	6.500%		1,792,000	1,800,960
TransDigm, Inc. (b)
05/15/25	6.500%		854,000	855,067
Total				9,443,738
Automotive 0.3%
Gates Global LLC/Co. (b)
07/15/22	6.000%		1,353,000	1,200,788
Schaeffler Holding Finance BV PIK (b)
11/15/19	6.250%		1,349,000	1,424,881
ZF North America Capital, Inc. (b)
04/29/22	4.500%		1,053,000	1,037,205
04/29/25	4.750%		2,029,000	1,983,347
Total				5,646,221
Banking 1.0%
Agromercantil Senior Trust (b)
04/10/19	6.250%		1,295,000	1,340,325
Ally Financial, Inc.
02/13/22	4.125%		2,766,000	2,724,510
05/19/22	4.625%		3,127,000	3,119,183
03/30/25	4.625%		1,358,000	1,307,075
11/01/31	8.000%		808,000	965,560
BBVA Bancomer SA (b)(c)
11/12/29	5.350%		1,600,000	1,593,493
Banco de Credito del Peru (b)(c)
10/15/22	7.170	% PEN	2,000,000	626,471
Grupo Aval Ltd. (b)
09/26/22	4.750%		1,000,000	982,500
Industrial Senior Trust (b)
11/01/22	5.500%		1,000,000	966,250
Lloyds Banking Group PLC (b)(c)
12/31/49	6.657%		230,000	258,750
Popular, Inc.
07/01/19	7.000%		714,000	685,440
Royal Bank of Scotland Group PLC
05/28/24	5.125%		3,135,000	3,167,870

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Synovus Financial Corp.
02/15/19	7.875%	$3,705,000	$4,177,388
Total			21,914,815
Brokerage/Asset Managers/Exchanges 0.2%
E*TRADE Financial Corp.
11/15/22	5.375%	1,763,000	1,837,928
09/15/23	4.625%	1,153,000	1,147,235
National Financial Partners Corp. (b)
07/15/21	9.000%	462,000	463,155
Total			3,448,318
Building Materials 0.7%
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,646,000	1,683,035
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	2,031,000	2,079,236
Cemex SAB de CV
01/15/21	7.250%	2,453,000	2,612,445
Gibraltar Industries, Inc.
02/01/21	6.250%	723,000	741,075
HD Supply, Inc.
07/15/20	7.500%	2,000,000	2,135,000
07/15/20	11.500%	1,340,000	1,556,906
HD Supply, Inc. (b)
12/15/21	5.250%	1,270,000	1,308,100
Nortek, Inc.
04/15/21	8.500%	1,307,000	1,398,490
RSI Home Products, Inc. (b)
03/15/23	6.500%	921,000	942,874
Union Andina de Cementos SAA (b)
10/30/21	5.875%	1,300,000	1,329,250
Total			15,786,411
Cable and Satellite 2.3%
Altice Financing SA (b)
02/15/23	6.625%	1,286,000	1,324,580
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	1,306,000	1,322,325
01/15/24	5.750%	1,479,000	1,505,807
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	196,000	194,040
05/01/25	5.375%	1,568,000	1,544,480
05/01/27	5.875%	766,000	758,819
CSC Holdings LLC
11/15/21	6.750%	4,456,000	4,623,100
06/01/24	5.250%	1,342,000	1,243,028
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	2,149,000	2,165,117
12/15/21	5.125%	1,116,000	1,036,485
DISH DBS Corp.
06/01/21	6.750%	4,868,000	5,147,910
07/15/22	5.875%	1,382,000	1,375,090

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite (continued)
11/15/24	5.875%	$670,000	$649,900
DigitalGlobe, Inc. (b)
02/01/21	5.250%	857,000	822,720
Hughes Satellite Systems Corp.
06/15/19	6.500%	3,995,000	4,384,013
06/15/21	7.625%	585,000	647,156
Intelsat Jackson Holdings SA
04/01/19	7.250%	395,000	391,544
04/01/21	7.500%	2,279,000	2,267,605
08/01/23	5.500%	2,833,000	2,570,947
NBCUniversal Media LLC
01/15/43	4.450%	990,000	984,783
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	1,799,000	1,790,005
Time Warner Cable, Inc.
09/15/42	4.500%	158,000	127,477
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	3,266,000	3,159,855
Unitymedia GmbH (b)
01/15/25	6.125%	1,611,000	1,663,357
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	1,621,000	1,596,685
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	5,712,000	5,512,080
Ziggo Bond Finance BV (b)
01/15/25	5.875%	591,000	581,396
Total			49,390,304
Chemicals 1.7%
Angus Chemical Co. (b)
02/15/23	8.750%	1,370,000	1,404,250
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	2,338,000	2,501,660
Celanese U.S. Holdings LLC
06/15/21	5.875%	814,000	862,840
Chemours Co. LLC (The) (b)
05/15/23	6.625%	1,976,000	1,738,880
05/15/25	7.000%	1,211,000	1,062,277
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	1,324,000	1,314,070
Huntsman International LLC
11/15/20	4.875%	2,071,000	2,029,580
INEOS Group Holdings SA (b)
08/15/18	6.125%	318,000	323,565
02/15/19	5.875%	2,138,000	2,156,707
JM Huber Corp. (b)
11/01/19	9.875%	2,430,000	2,575,800
LYB International Finance BV
03/15/44	4.875%	600,000	580,655

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
Mexichem SAB de CV (b)
09/17/44	5.875%	$1,200,000	$1,120,500
NOVA Chemicals Corp. (b)
05/01/25	5.000%	2,733,000	2,705,670
PQ Corp. (b)
11/01/18	8.750%	11,024,000	11,189,360
Platform Specialty Products Corp. (b)
02/01/22	6.500%	2,913,000	3,014,955
Sibur Securities Ltd. (b)
01/31/18	3.914%	2,300,000	2,166,025
Total			36,746,794
Construction Machinery 0.2%
Ashtead Capital, Inc. (b)
07/15/22	6.500%	1,554,000	1,639,470
United Rentals North America, Inc.
05/15/20	7.375%	1,015,000	1,079,706
04/15/22	7.625%	1,765,000	1,917,232
Total			4,636,408
Consumer Cyclical Services 0.8%
ADT Corp. (The)
07/15/22	3.500%	2,428,000	2,223,125
06/15/23	4.125%	1,050,000	981,750
APX Group, Inc.
12/01/19	6.375%	6,023,000	5,887,482
12/01/20	8.750%	3,045,000	2,763,338
CEB, Inc. (b)
06/15/23	5.625%	477,000	478,193
IHS, Inc. (b)
11/01/22	5.000%	1,101,000	1,102,376
Interval Acquisition Corp. (b)
04/15/23	5.625%	1,189,000	1,194,945
Monitronics International, Inc.
04/01/20	9.125%	2,935,000	2,843,281
Total			17,474,490
Consumer Products 0.6%
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	4,275,000	4,526,156
Spectrum Brands, Inc.
11/15/20	6.375%	2,086,000	2,226,805
11/15/22	6.625%	725,000	775,750
Spectrum Brands, Inc. (b)
07/15/25	5.750%	1,409,000	1,450,988
Springs Industries, Inc.
06/01/21	6.250%	3,414,000	3,349,988
Tempur Sealy International, Inc.
12/15/20	6.875%	488,000	522,770
Total			12,852,457

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing 0.2%
Amsted Industries, Inc. (b)
03/15/22	5.000%		$1,736,000	$1,731,660
09/15/24	5.375%		1,172,000	1,160,280
Entegris, Inc. (b)
04/01/22	6.000%		1,983,000	2,032,575
Total				4,924,515
Electric 1.7%
AES Corp. (The)
07/01/21	7.375%		3,126,000	3,430,785
Calpine Corp. (b)
01/15/22	6.000%		690,000	733,125
Companhia de Eletricidade do Estad
04/27/16	11.750	% BRL	2,313,000	643,481
Duke Energy Corp.
09/15/21	3.550%		415,000	429,902
08/15/22	3.050%		5,280,000	5,246,303
NRG Energy, Inc.
07/15/22	6.250%		4,383,000	4,393,958
NRG Yield Operating LLC
08/15/24	5.375%		1,675,000	1,675,000
PPL Capital Funding, Inc.
06/01/23	3.400%		5,780,000	5,727,529
Pacific Gas & Electric Co.
02/15/44	4.750%		4,800,000	5,106,043
Progress Energy, Inc.
04/01/22	3.150%		5,994,000	5,988,809
Talen Energy Supply LLC (b)
06/01/25	6.500%		1,521,000	1,490,580
TerraForm Power Operating LLC (b)
02/01/23	5.875%		1,965,000	1,983,432
06/15/25	6.125%		344,000	344,860
Total				37,193,807
Environmental 0.1%
Clean Harbors, Inc.
08/01/20	5.250%		1,480,000	1,515,372
Finance Companies 1.6%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%		2,541,000	2,579,115
10/01/21	5.000%		1,114,000	1,157,167
Aircastle Ltd.
03/15/21	5.125%		1,088,000	1,120,640
02/15/22	5.500%		302,000	314,835
International Lease Finance Corp.
12/15/20	8.250%		4,098,000	4,907,355
01/15/22	8.625%		2,266,000	2,787,180
Navient Corp.
01/15/19	5.500%		559,000	546,423
10/26/20	5.000%		302,000	278,595

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
01/25/22	7.250%	$1,244,000	$1,228,450
03/25/24	6.125%	1,599,000	1,423,110
10/25/24	5.875%	3,355,000	2,918,850
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%	1,032,000	1,086,180
12/15/21	7.250%	1,006,000	1,048,755
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	3,596,000	3,452,160
Quicken Loans, Inc. (b)
05/01/25	5.750%	2,749,000	2,659,657
Springleaf Finance Corp.
12/15/17	6.900%	1,928,000	2,058,140
06/01/20	6.000%	645,000	659,513
10/01/21	7.750%	513,000	565,583
10/01/23	8.250%	1,220,000	1,366,400
iStar Financial, Inc.
07/01/19	5.000%	1,955,000	1,918,461
Total			34,076,569
Food and Beverage 1.9%
B&G Foods, Inc.
06/01/21	4.625%	1,927,000	1,917,365
ConAgra Foods, Inc.
09/15/22	3.250%	5,750,000	5,466,927
Constellation Brands, Inc.
11/15/19	3.875%	522,000	532,375
05/01/23	4.250%	1,487,000	1,487,000
11/15/24	4.750%	965,000	984,300
Cosan Luxembourg SA (b)
03/14/23	5.000%	491,000	432,080
Diamond Foods, Inc. (b)
03/15/19	7.000%	2,014,000	2,059,315
Grupo Bimbo SAB de CV (b)
06/27/44	4.875%	4,910,000	4,577,347
Heineken NV (b)
04/01/22	3.400%	4,300,000	4,376,523
Kraft Heinz Foods Co. (b)
07/15/45	5.200%	3,685,000	3,867,271
MHP SA (b)
04/02/20	8.250%	3,609,000	2,923,290
Molson Coors Brewing Co.
05/01/42	5.000%	5,315,000	5,235,573
Post Holdings, Inc.
02/15/22	7.375%	391,000	399,798
Post Holdings, Inc. (b)
12/15/22	6.000%	316,000	306,520
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	4,880,000	5,045,622
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,988,000	2,087,400
Total			41,698,706

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming 1.5%
Boyd Gaming Corp.
05/15/23	6.875%	$980,000	$1,019,200
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	1,094,000	1,139,868
International Game Technology PLC (b)
02/15/22	6.250%	1,963,000	1,931,101
02/15/25	6.500%	1,472,000	1,411,280
MGM Resorts International
03/01/18	11.375%	1,925,000	2,271,500
10/01/20	6.750%	444,000	475,080
12/15/21	6.625%	4,363,000	4,608,419
Penn National Gaming, Inc.
11/01/21	5.875%	1,107,000	1,129,140
Pinnacle Entertainment, Inc.
08/01/21	6.375%	1,806,000	1,948,223
Scientific Games International, Inc.
12/01/22	10.000%	5,023,000	4,878,589
Scientific Games International, Inc. (b)
01/01/22	7.000%	3,246,000	3,363,667
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	1,335,000	1,421,775
10/01/20	7.804%	1,970,000	2,101,616
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	3,303,000	3,146,107
Tunica-Biloxi Gaming Authority (b)(d)
11/15/15	9.000%	2,397,000	1,246,440
Total			32,092,005
Health Care 2.4%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	524,000	522,690
Air Medical Merger Sub Corp. (b)
05/15/23	6.375%	1,013,000	947,155
Alere, Inc. (b)
07/01/23	6.375%	1,171,000	1,217,840
CHS/Community Health Systems, Inc.
08/01/21	5.125%	614,000	637,025
02/01/22	6.875%	3,355,000	3,589,850
Catamaran Corp.
03/15/21	4.750%	573,000	648,923
ConvaTec Finance International SA PIK (b)
01/15/19	8.250%	1,039,000	1,026,013
DaVita HealthCare Partners, Inc.
05/01/25	5.000%	1,509,000	1,492,024
Emdeon, Inc.
12/31/19	11.000%	2,635,000	2,855,681
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	813,000	888,203
01/31/22	5.875%	1,960,000	2,116,800
10/15/24	4.750%	385,000	385,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	$332,000	$366,860
HCA Holdings, Inc.
02/15/21	6.250%	408,000	446,760
HCA, Inc.
02/15/20	6.500%	2,296,000	2,567,215
02/15/22	7.500%	3,328,000	3,877,120
02/01/25	5.375%	5,099,000	5,213,727
Hologic, Inc. (b)
07/15/22	5.250%	1,137,000	1,173,953
IMS Health, Inc. (b)
11/01/20	6.000%	1,511,000	1,563,885
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	1,262,000	1,342,452
LifePoint Health, Inc.
12/01/21	5.500%	2,289,000	2,374,837
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	2,083,000	2,150,697
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	1,491,000	1,524,547
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	720,000	730,800
Teleflex, Inc.
06/15/24	5.250%	163,000	166,668
Tenet Healthcare Corp.
10/01/20	6.000%	1,506,000	1,637,775
04/01/21	4.500%	2,605,000	2,618,025
04/01/22	8.125%	5,225,000	5,861,823
Tenet Healthcare Corp. (b)
03/01/19	5.000%	413,000	417,130
06/15/23	6.750%	843,000	880,935
Total			51,242,413
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	1,691,000	1,699,455
Home Construction 0.3%
Meritage Homes Corp.
03/01/18	4.500%	1,527,000	1,546,087
04/15/20	7.150%	588,000	633,570
04/01/22	7.000%	1,368,000	1,456,920
Standard Pacific Corp.
11/15/24	5.875%	611,000	627,803
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	49,000	48,878
04/15/23	5.875%	1,265,000	1,257,094
03/01/24	5.625%	695,000	675,887
Total			6,246,239

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy 3.2%
Antero Resources Corp.
12/01/22	5.125%	$3,442,000	$3,252,690
Canadian Oil Sands Ltd. (b)
04/01/22	4.500%	3,810,000	3,528,852
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	2,246,000	2,155,711
Chesapeake Energy Corp.
02/15/21	6.125%	3,151,000	2,717,737
03/15/23	5.750%	3,754,000	3,172,130
Concho Resources, Inc.
01/15/22	6.500%	1,059,000	1,094,741
04/01/23	5.500%	7,522,000	7,522,000
Continental Resources, Inc.
09/15/22	5.000%	5,978,000	5,694,045
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	1,415,000	1,464,525
Diamondback Energy, Inc.
10/01/21	7.625%	481,000	509,860
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	3,934,000	4,081,525
09/01/22	7.750%	425,000	423,938
EP Energy LLC/Everest Acquisition Finance, Inc. (b)
06/15/23	6.375%	2,786,000	2,604,910
Kosmos Energy Ltd. (b)
08/01/21	7.875%	1,150,000	1,058,000
08/01/21	7.875%	1,008,000	912,240
Laredo Petroleum, Inc.
01/15/22	5.625%	2,517,000	2,422,612
05/01/22	7.375%	2,834,000	2,883,595
03/15/23	6.250%	1,767,000	1,753,748
Oasis Petroleum, Inc.
11/01/21	6.500%	3,320,000	3,021,200
03/15/22	6.875%	2,510,000	2,309,200
01/15/23	6.875%	2,463,000	2,229,015
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	4,273,000	4,283,682
RSP Permian, Inc. (b)
10/01/22	6.625%	805,000	811,038
Range Resources Corp. (b)
05/15/25	4.875%	1,621,000	1,556,160
SM Energy Co.
06/01/25	5.625%	488,000	461,160
Tullow Oil PLC (b)
04/15/22	6.250%	1,037,000	865,895
Whiting Petroleum Corp.
03/15/21	5.750%	2,546,000	2,482,350
04/01/23	6.250%	1,918,000	1,870,050
Zhaikmunai LLP
11/13/19	7.125%	1,754,000	1,587,721
Total			68,730,330

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Leisure 0.4%
AMC Entertainment, Inc.
06/15/25	5.750%	$1,353,000	$1,346,235
Activision Blizzard, Inc. (b)
09/15/21	5.625%	5,679,000	5,962,950
09/15/23	6.125%	647,000	697,143
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	1,317,000	1,267,612
Total			9,273,940
Life Insurance 0.1%
Five Corners Funding Trust (b)
11/15/23	4.419%	1,656,000	1,725,131
Lodging 0.2%
Playa Resorts Holding BV (b)
08/15/20	8.000%	4,041,000	4,192,538
RHP Hotel Properties LP/Finance Corp. (b)
04/15/23	5.000%	378,000	374,220
Total			4,566,758
Media and Entertainment 2.5%
AMC Networks, Inc.
12/15/22	4.750%	4,568,000	4,602,260
Cable One, Inc. (b)
06/15/22	5.750%	735,000	751,538
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	3,128,000	3,286,355
11/15/22	6.500%	4,779,000	4,982,107
Lamar Media Corp.
01/15/24	5.375%	828,000	844,560
MDC Partners, Inc. (b)
04/01/20	6.750%	3,471,000	3,436,290
Netflix, Inc.
03/01/24	5.750%	695,000	726,275
Netflix, Inc. (b)
02/15/22	5.500%	1,686,000	1,753,440
02/15/25	5.875%	2,360,000	2,478,000
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	724,000	742,100
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	922,000	913,933
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	1,931,000	1,940,655
02/15/24	5.625%	431,000	438,543
03/15/25	5.875%	2,195,000	2,255,362
Outfront Media Capital LLC/Corp. (b)
02/15/24	5.625%	227,000	231,540
Sky PLC (b)
11/26/22	3.125%	9,570,000	9,307,868
TEGNA, Inc.
10/15/19	5.125%	755,000	787,088

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
TEGNA, Inc. (b)
09/15/21	4.875%	$655,000	$656,638
Thomson Reuters Corp.
05/23/43	4.500%	975,000	903,540
Univision Communications, Inc. (b)
05/15/23	5.125%	5,009,000	5,021,522
02/15/25	5.125%	3,009,000	3,016,522
iHeartCommunications, Inc.
03/01/21	9.000%	3,752,000	3,395,560
iHeartCommunications, Inc. (b)
03/15/23	10.625%	1,198,000	1,120,130
Total			53,591,826
Metals 0.2%
ArcelorMittal
03/01/21	6.250%	1,645,000	1,661,450
02/25/22	7.000%	2,352,000	2,434,320
FMG Resources August 2006 Proprietary Ltd. (b)
03/01/22	9.750%	724,000	666,080
Total			4,761,850
Midstream 2.2%
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	2,692,000	2,739,110
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	222,000	223,665
03/01/22	6.125%	1,292,000	1,275,850
Crestwood Midstream Partners LP/Finance Corp. (b)
04/01/23	6.250%	1,668,000	1,676,340
Energy Transfer Equity LP
01/15/24	5.875%	800,000	814,000
06/01/27	5.500%	3,253,000	3,187,940
Kinder Morgan Energy Partners LP
02/15/23	3.450%	6,825,000	6,296,069
03/01/43	5.000%	3,433,000	2,923,454
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	2,894,000	2,966,350
07/15/23	4.500%	2,196,000	2,135,610
12/01/24	4.875%	3,599,000	3,509,025
Northwest Pipeline LLC
04/15/17	5.950%	500,000	534,826
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	1,682,000	1,830,100
Rose Rock Midstream LP/Finance Corp. (b)
11/15/23	5.625%	1,054,000	1,001,300
Sabine Pass Liquefaction LLC (b)
03/01/25	5.625%	4,289,000	4,224,665
Southern Natural Gas Co. LLC (b)
04/01/17	5.900%	2,315,000	2,445,661
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	103,000	101,713
11/15/23	4.250%	2,237,000	2,069,225
Targa Resources Partners LP/Finance Corp. (b)
01/15/18	5.000%	2,358,000	2,440,530

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
11/15/19	4.125%	$983,000	$983,000
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	512,000	529,920
10/15/22	6.250%	1,509,000	1,576,905
TransCanada PipeLines Ltd.
10/16/43	5.000%	720,000	721,261
Total			46,206,519
Natural Gas 0.1%
Sempra Energy
12/01/23	4.050%	2,745,000	2,845,785

Oil Field Services 0.2%
Noble Holding International Ltd.
03/15/42	5.250%	2,245,000	1,587,965
Transocean, Inc.
12/15/21	6.875%	725,000	613,531
10/15/22	4.300%	2,060,000	1,496,075
Total			3,697,571
Other Financial Institutions 0.2%
FTI Consulting, Inc.
11/15/22	6.000%	859,000	906,245
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	1,207,000	1,270,368
02/01/22	5.875%	1,476,000	1,527,660
Total			3,704,273
Other Industry 0.2%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	3,267,000	3,397,680
Other REIT 0.1%
CyrusOne LP/Finance Corp. (b)
11/15/22	6.375%	2,500,000	2,587,500
Packaging 0.4%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	1,257,000	1,288,425
Berry Plastics Corp.
07/15/23	5.125%	3,250,000	3,193,125
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	689,000	685,555
06/15/17	6.000%	409,000	406,955
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	643,000	646,215
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	1,072,000	1,127,610
02/15/21	8.250%	300,000	311,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Packaging (continued)
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	$1,789,000	$1,748,747
Total			9,407,882
Paper 0.1%
Inversiones CMPC SA (b)
09/15/24	4.750%	2,000,000	2,037,674

Pharmaceuticals 1.2%
Capsugel SA PIK (b)
05/15/19	7.000%	613,000	622,195
Concordia Healthcare Corp. (b)
04/15/23	7.000%	886,000	902,612
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	1,895,000	1,951,850
Endo Finance LLC/Ltd./Finco, Inc. (b)
07/15/23	6.000%	2,215,000	2,303,600
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,035,000	1,045,350
Jaguar Holding Co. I PIK (b)
10/15/17	9.375%	1,176,000	1,200,990
Jaguar Holding Co. II/Merger Sub, Inc. (b)
12/01/19	9.500%	912,000	971,280
Mallinckrodt International Finance SA/CB LLC (b)
04/15/25	5.500%	549,000	553,118
Quintiles Transnational Corp. (b)
05/15/23	4.875%	1,308,000	1,326,796
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	4,197,000	4,422,589
07/15/21	7.500%	3,913,000	4,245,605
03/01/23	5.500%	974,000	995,915
05/15/23	5.875%	2,872,000	2,986,593
04/15/25	6.125%	2,106,000	2,200,770
Total			25,729,263
Property & Casualty 1.0%
HUB International Ltd. (b)
10/01/21	7.875%	5,866,000	5,990,652
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	480,000	480,000
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	8,205,000	8,935,311
06/15/23	4.250%	5,935,000	6,119,543
Total			21,525,506

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Railroads 0.2%
Florida East Coast Holdings Corp. (b)
05/01/19	6.750%	$2,866,000	$2,894,660
Panama Canal Railway Co.
11/01/26	7.000%	523,095	517,864
Total			3,412,524
Restaurants 0.5%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	2,443,000	2,443,000
Yum! Brands, Inc.
11/01/21	3.750%	3,050,000	3,091,294
11/01/23	3.875%	4,440,000	4,478,814
Total			10,013,108
Retailers 0.8%
Asbury Automotive Group, Inc.
12/15/24	6.000%	1,002,000	1,042,080
CVS Health Corp.
07/20/45	5.125%	1,565,000	1,658,147
Caleres, Inc. (b)
08/15/23	6.250%	504,000	508,410
Dollar Tree, Inc. (b)
03/01/20	5.250%	350,000	369,250
03/01/23	5.750%	1,849,000	1,950,695
Group 1 Automotive, Inc.
06/01/22	5.000%	828,000	828,000
Penske Automotive Group, Inc.
12/01/24	5.375%	1,045,000	1,052,838
PetSmart, Inc. (b)
03/15/23	7.125%	1,521,000	1,608,458
Rite Aid Corp.
06/15/21	6.750%	2,455,000	2,608,437
02/15/27	7.700%	1,004,000	1,169,660
Rite Aid Corp. (b)
04/01/23	6.125%	3,274,000	3,400,867
Total			16,196,842
Technology 1.5%
Alliance Data Systems Corp. (b)
04/01/20	6.375%	1,321,000	1,373,840
08/01/22	5.375%	3,467,000	3,432,330
Ancestry.com, Inc.
12/15/20	11.000%	324,000	367,740
Audatex North America, Inc. (b)
11/01/23	6.125%	3,976,000	3,886,540
Equinix, Inc.
01/01/22	5.375%	1,122,000	1,138,830
04/01/23	5.375%	580,000	585,742
First Data Corp. (b)
11/01/20	6.750%	2,943,000	3,112,222
01/15/21	8.250%	2,163,000	2,290,076

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Goodman Networks, Inc.
07/01/18	12.125%		$1,297,000	$982,478
MSCI, Inc. (b)
11/15/24	5.250%		1,861,000	1,897,662
NCR Corp.
12/15/21	5.875%		572,000	592,020
12/15/23	6.375%		430,000	453,113
NXP BV/Funding LLC (b)
06/15/22	4.625%		661,000	654,390
Nuance Communications, Inc. (b)
08/15/20	5.375%		613,000	625,260
Qualitytech LP/Finance Corp.
08/01/22	5.875%		1,773,000	1,799,595
Riverbed Technology, Inc. (b)
03/01/23	8.875%		1,350,000	1,269,000
SS&C Technologies Holdings, Inc. (b)
07/15/23	5.875%		1,572,000	1,627,020
Sensata Technologies BV (b)
10/01/25	5.000%		1,251,000	1,225,980
VeriSign, Inc.
05/01/23	4.625%		1,734,000	1,677,645
04/01/25	5.250%		1,415,000	1,425,612
Zebra Technologies Corp. (b)
10/15/22	7.250%		2,341,000	2,563,395
Total				32,980,490
Transportation Services 0.2%
ACI Airport SudAmerica SA (b)
11/29/32	6.875%		1,700,000	1,615,000
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	31,708,704	1,940,071
ERAC U.S.A. Finance LLC (b)
02/15/45	4.500%		436,000	400,536
Total				3,955,607
Wireless 2.5%
Altice SA (b)
05/15/22	7.750%		3,059,000	3,081,943
02/15/25	7.625%		95,000	93,100
Altice US Finance I Corp. (b)
07/15/23	5.375%		2,167,000	2,177,835
Altice US Finance II Corp. (b)
07/15/25	7.750%		942,000	934,935
Crown Castle International Corp.
04/15/22	4.875%		3,246,000	3,331,029
Numericable-SFR (b)
05/15/19	4.875%		1,836,000	1,863,540
05/15/22	6.000%		3,393,000	3,452,377
05/15/24	6.250%		226,000	229,831

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
SBA Communications Corp
07/15/22	4.875%	$2,142,000	$2,109,870
Sprint Communications, Inc. (b)
11/15/18	9.000%	4,328,000	4,847,360
03/01/20	7.000%	4,801,000	5,113,065
Sprint Corp.
09/15/21	7.250%	2,884,000	2,757,825
09/15/23	7.875%	3,879,000	3,718,991
02/15/25	7.625%	301,000	279,178
T-Mobile USA, Inc.
01/15/22	6.125%	1,189,000	1,242,505
04/28/22	6.731%	2,065,000	2,188,900
03/01/23	6.000%	1,693,000	1,764,953
04/01/23	6.625%	2,318,000	2,468,670
01/15/24	6.500%	1,867,000	1,971,440
03/01/25	6.375%	423,000	443,621
Wind Acquisition Finance SA (b)
04/30/20	6.500%	3,617,000	3,843,062
07/15/20	4.750%	3,393,000	3,469,342
04/23/21	7.375%	1,843,000	1,953,580
Total			53,336,952
Wirelines 2.3%
AT&T, Inc.
06/15/45	4.350%	10,885,000	9,370,733
CenturyLink, Inc.
06/15/21	6.450%	5,005,000	5,105,100
CenturyLink, Inc. (b)
04/01/25	5.625%	561,000	512,614
EarthLink Holdings Corp.
06/01/20	7.375%	2,157,000	2,243,280
Frontier Communications Corp.
07/01/21	9.250%	2,097,000	2,180,880
04/15/22	8.750%	953,000	945,257
04/15/24	7.625%	978,000	889,980
01/15/25	6.875%	2,042,000	1,738,252
Level 3 Communications, Inc.
12/01/22	5.750%	2,286,000	2,303,145
Level 3 Financing, Inc.
01/15/21	6.125%	1,312,000	1,375,960
08/15/22	5.375%	2,452,000	2,476,520
Level 3 Financing, Inc. (c)
01/15/18	3.914%	474,000	478,740
Telecom Italia SpA (b)
05/30/24	5.303%	1,897,000	1,906,485
Verizon Communications, Inc.
11/01/42	3.850%	13,462,000	11,335,139
Windstream Services LLC
10/15/20	7.750%	1,980,000	1,812,937
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	821,000	911,310
Zayo Group LLC/Capital, Inc. (b)
04/01/23	6.000%	4,482,000	4,496,522

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
05/15/25	6.375%	$32,000	$31,640
Total			50,114,494
Total Corporate Bonds & Notes (Cost: $821,983,884)			$821,828,542

Residential Mortgage-Backed Securities - Agency 10.0%
Federal Home Loan Mortgage Corp.
01/01/20	10.500%	2,352	2,371
Federal Home Loan Mortgage Corp. (c)(e)
CMO IO STRIPS Series 326 Class S1
03/15/44	5.813%	4,562,805	1,101,751
CMO IO Series 2957 Class SW
04/15/35	5.813%	4,524,242	819,389
CMO IO Series 311 Class S1
08/15/43	5.763%	99,912,698	21,830,002
CMO IO Series 318 Class S1
11/15/43	5.763%	11,202,203	2,711,551
CMO IO Series 326 Class S2
03/15/44	5.763%	24,639,146	5,956,974
CMO IO Series 3761 Class KS
06/15/40	5.813%	6,597,584	716,932
CMO IO Series 4174 Class SB
05/15/39	6.013%	18,877,743	3,407,520
Federal Home Loan Mortgage Corp. (e)
CMO IO Series 304 Class C69
12/15/42	4.000%	16,377,992	3,357,572
CMO IO Series 4098 Class AI
05/15/39	3.500%	15,095,899	2,129,533
CMO IO Series 4120 Class AI
11/15/39	3.500%	13,820,438	1,410,249
CMO IO Series 4121 Class IA
01/15/41	3.500%	13,214,477	2,314,584
CMO IO Series 4147 Class CI
01/15/41	3.500%	27,522,878	4,314,178
CMO IO Series 4213 Class DI
06/15/38	3.500%	24,267,335	3,103,785
Federal National Mortgage Association
12/01/20	4.500%	64,557	67,782
02/01/35	5.500%	118,821	134,420
05/01/41	4.000%	7,211,442	7,659,903
Federal National Mortgage Association (c)(e)
CMO IO Series 2006-5 Class N1
08/25/34	1.935%	19,775,613	504,911
CMO IO Series 2006-5 Class N2
02/25/35	1.930%	27,973,977	1,224,334
CMO IO Series 2010-135 Class MS
12/25/40	5.760%	3,963,246	687,087
CMO IO Series 2013-101 Class CS
10/25/43	5.710%	24,170,826	5,942,071
CMO IO Series 2013-124 Class SB
12/25/43	5.760%	18,446,216	4,618,741
Federal National Mortgage Association (e)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	12,378,936	2,566,115
CMO IO Series 2012-118 Class BI

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
12/25/39	3.500%	$22,391,679	$3,532,395
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	16,627,344	2,295,400
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	13,194,334	2,180,443
CMO IO Series 2012-131 Class MI
01/25/40	3.500%	19,575,932	3,280,640
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	8,655,602	1,146,785
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	11,596,183	1,322,149
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	18,270,919	2,247,237
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	7,808,960	1,323,513
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	13,435,434	1,902,718
Federal National Mortgage Association (f)
08/18/30- 08/13/45	3.000%	58,000,000	58,956,196
08/13/45	3.500%	21,500,000	22,309,946
Government National Mortgage Association (e)
CMO IO Series 2014-190 Class AI
12/20/38	3.500%	22,335,378	3,886,774
Government National Mortgage Association (f)
08/20/45	3.000%	32,000,000	32,544,998

Total Residential Mortgage-Backed Securities - Agency (Cost: $214,376,414)			$213,510,949

Residential Mortgage-Backed Securities - Non-Agency 15.9%
AJAX Mortgage Loan Trust CMO Series 2014-B Class A (b)(c)
08/25/54	3.850%	12,511,488	12,515,241
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)
05/25/47	4.000%	4,786,372	4,822,327
BCAP LLC Trust (b)(c)
CMO Series 2010-RR11 Class 5A2
03/27/37	4.467%	4,524,815	4,554,421
CMO Series 2010-RR7 Class 17A7
03/26/36	4.926%	1,769,159	1,602,563
CMO Series 2013-RR3 Class 6A5
03/26/36	2.478%	4,756,562	4,659,813
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	3,835,277	3,802,423
Series 2013-RR1 Class 10A1
10/26/36	3.000%	2,340,323	2,351,302
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (b)(c)
11/28/29	3.844%	17,251,374	17,220,447
CAM Mortgage Trust Series 2015-1 Class A (b)(c)
07/15/64	3.500%	22,088,226	22,084,239

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CIM Trust CMO Series 2015-3AG Class A2 (b)(c)
10/25/57	3.687%	$10,000,000	$9,950,000
CTS Corp. (b)
02/27/36	3.750%	9,568,031	9,466,371
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2012-A Class A
06/25/51	2.500%	4,119,072	4,050,760
Citigroup Mortgage Loan Trust, Inc. (b)(c)
CMO Series 2009-4 Class 9A2
03/25/36	2.679%	3,040,248	2,652,437
CMO Series 2010-2 Class 5A2A
12/25/35	5.500%	3,871,000	3,999,571
CMO Series 2010-6 Class 2A2
09/25/35	2.713%	1,143,314	1,064,618
CMO Series 2010-7 Class 3A4
12/25/35	5.875%	2,185,000	2,291,626
CMO Series 2011-12 Class 3A3
09/25/47	2.545%	5,500,000	5,338,828
CMO Series 2013-12 Class 2A3
09/25/35	4.750%	5,550,344	5,609,804
CMO Series 2013-2 Class 1A1
11/25/37	2.622%	2,835,810	2,838,768
CMO Series 2014-11 Class 3A3
09/25/36	0.347%	5,510,000	4,963,454
Series 2013-11 Class 3A3
09/25/34	2.462%	5,517,205	5,298,670
Credit Suisse Mortgage Capital Certificates (b)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	2,935,115	2,934,702
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	9,414,000	9,231,133
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	3,349,628	3,352,944
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2011-4R Class 4A7
08/27/37	4.000%	4,012,872	4,035,230
CMO Series 2011-5R Class 3A1
09/27/47	2.872%	2,752,986	2,674,449
CMO Series 2014-CIM1 Class A2
01/25/58	3.687%	12,000,000	11,990,964
CMO Series 2014-RPL3 Class A1
07/25/54	3.500%	15,483,173	15,318,664
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	10,428,031	10,343,303
CMO Series 2014-RPL4 Class A2
08/25/62	4.337%	13,556,000	13,006,982
Series 2008-4R Class 3A4
01/26/38	2.752%	6,187,000	5,747,135
Series 2012-11 Class 3A2
06/29/47	1.184%	8,599,883	7,831,268
Series 2014-2R Class 18A1
01/27/37	3.000%	9,325,389	9,241,199
Series 2014-2R Class 19A1
05/27/36	3.000%	6,874,707	6,827,196
Credit Suisse Securities (USA) LLC (b)
CMO Series 2014-RPL1 Class A3

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
02/25/54	3.958%	$2,250,000	$2,261,250
Credit Suisse Securities (USA) LLC (b)(c)
02/25/54	3.077%	19,839,706	19,492,511
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7
04/25/33	5.500%	1,263,500	1,265,964
Fannie Mae Connecticut Avenue Securities CMO Series 2015-C03 Class 1M2 (c)
07/25/25	5.188%	3,250,000	3,276,209
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA2 Class M3 (c)
12/25/27	4.091%	15,750,000	15,555,947
GCAT Series 2013-RP1 Class A1 (b)(c)
06/25/18	3.500%	5,205,776	5,212,821
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A (b)(c)
11/26/36	0.347%	6,729,108	6,427,585
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6 (b)(c)
04/26/37	4.500%	70,260	70,166
Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1 (b)
12/27/37	4.000%	2,192,153	2,194,049
NRPL Trust Series 2014-1A Class A1 (b)(c)
05/25/48	3.250%	9,884,351	9,884,351
NZES Series 2015-PLS1 Class A (b)(c)
04/25/17	5.430%	2,139,547	2,147,571
Nomura Resecuritization Trust CMO Series 2011-2RA Class 2A13 (b)(c)
07/26/35	2.603%	4,923,000	4,852,252
Pretium Mortgage Credit Partners I (b)(c)
Series 2015-NPL1 Class A1
05/28/30	3.625%	4,451,369	4,438,850
Series 2015-NPL1 Class A2
05/28/30	4.250%	3,000,000	2,924,550
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1 (b)(c)
05/27/30	3.750%	6,649,000	6,640,689
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2 (b)(c)
08/26/35	3.866%	10,000,000	9,744,591
Springleaf Mortgage Loan Trust CMO Series 2012-3A Class B1 (b)(c)
12/25/59	6.000%	6,000,000	6,056,949

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
VML LLC CMO Series 2014-NPL1 Class A1 (b)(c)
04/27/54	3.875%	$4,883,156	$4,894,819

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $339,907,182)			$341,013,976

Commercial Mortgage-Backed Securities - Non-Agency 5.9%
American Homes 4 Rent Series 2014-SFR1 Class F (b)(c)
06/17/31	3.500%	5,215,000	5,011,813
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(c)
07/05/33	4.691%	4,500,000	4,511,002
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (b)(c)
09/15/26	3.687%	8,054,000	8,052,309
Banc of America Merrill Lynch Re-Remic Trust (b)(c)
Series 2014-FRR7 Class A
10/26/44	2.441%	2,400,000	2,361,043
Series 2014-FRR7 Class B
10/26/44	2.441%	3,900,000	3,725,365
Series 2015-FR11 Class A705
09/27/44	1.901%	4,000,000	3,666,900
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class AMFX (c)
12/11/49	5.366%	4,250,000	4,406,723
GS Mortgage Securities Trust Series 2007-GG10 Class AM (c)
08/10/45	5.795%	17,621,500	17,930,070
Invitation Homes Trust Series 2015-SFR3 Class F (b)(c)
08/17/32	4.937%	13,500,000	13,452,527
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM
05/15/47	5.372%	3,100,000	3,175,894
ORES NPL LLC (b)
Series 2013-LV2 Class A
09/25/25	3.081%	8,209,192	8,209,192
Series 2014-LV3 Class A
03/27/24	3.000%	6,550,863	6,550,863
Series 2014-LV3 Class B
03/27/24	6.000%	6,300,000	6,300,000
Rialto Real Estate Fund LLC (b)
Series 2014-LT6 Class A
09/15/24	2.750%	3,169,280	3,169,064
Series 2015-LT7 Class B
12/25/32	5.071%	11,650,000	11,648,917
Rialto Real Estate Fund LP (b)
Series 2014-LT5 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
05/15/24	2.850%	$721,086	$721,301
Series 2014-LT6 Class B
09/15/24	5.486%	6,375,000	6,378,813
VFC LLC (b)
Series 2014-2 Class A
07/20/30	2.750%	3,977,359	3,978,352
Series 2014-2 Class B
07/20/30	5.500%	6,400,000	6,398,925
Series 2015-3 Class A
12/20/31	2.750%	2,336,690	2,332,520
Series 2015-3 Class B
12/20/31	4.750%	5,500,000	5,491,917

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $127,866,941)			$127,473,510

Asset-Backed Securities - Non-Agency 4.2%
A Voce CLO Ltd. Series 2014-1A Class C (b)(c)
07/15/26	3.674%	7,200,000	6,868,490
Ares CLO Ltd. Series 2014-32A Class C (b)(c)
11/15/25	4.474%	1,250,000	1,250,371
Bayview Opportunity Master Fund IIIB Trust Series 2014-11RP Class A (b)(c)
06/28/19	3.228%	4,918,716	4,902,482
Betony CLO Ltd. Series 2015-1A Class E (b)(c)
04/15/27	5.639%	5,000,000	4,512,000
GCAT LLC Series 2014-2 Class A1 (b)(c)
10/25/19	3.721%	6,982,115	7,007,606
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (b)(c)
01/25/55	3.721%	1,990,508	1,971,598
GMAC Mortgage Home Equity Loan Trust Series 2004-HE5 Class A5 (FGIC) (c)
09/25/34	5.865%	1,028,695	1,051,665
New York Mortgage Trust Residential LLC Series 2013-RP1A Class A (b)(c)
07/25/18	4.250%	4,916,278	5,011,648
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (b)(c)
01/25/55	3.475%	3,436,741	3,431,201
Oak Hill Credit Partners X Ltd. Series 2014-10A Class C (b)(c)
07/20/26	3.387%	7,650,000	7,653,787
Octagon Investment Partners XXII Ltd. Series 2014-1A Class D1 (b)(c)
11/22/25	4.074%	5,500,000	5,349,284

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency (continued)
SPS Servicer Advance Receivables Trust Series 2015-T1 Class A (b)
06/15/45	2.530%		$23,000,000	$23,000,000
Selene Non-Performing Loans LLC Series 2014-1A Class A (b)(c)
05/25/54	2.981%	4,602,915		4,560,071
Symphony CLO Ltd. Series 2014-14A Class D2 (b)(c)
07/14/26	3.886%	5,000,000		4,852,685
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (b)(c)
06/25/54	3.125%	612,629		610,155
Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1 (b)(c)
03/25/55	3.500%	2,798,667		2,792,544
Vericrest Opportunity Loan Transferee Series 2015-NPL4 Class A1 (b)(c)
02/25/55	3.500%	6,008,912		6,000,488

Total Asset-Backed Securities - Non-Agency (Cost: $90,820,424)				$90,826,075

Inflation-Indexed Bonds(a) 2.0%
Brazil 0.1%
Brazil Notas do Tesouro Nacional
08/15/22	6.000%	BRL	7,551,810	2,190,255
08/15/30	6.000%	BRL	2,677,950	760,043
Total				2,950,298
Italy 0.1%
Italy Buoni Poliennali Del Tesoro
09/15/41	2.550%	EUR	1,614,902	2,219,653

Mexico 0.3%
Mexican Udibonos
11/15/40	4.000%	MXN	95,126,112	6,303,521

United States 1.2%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%	13,944,972		12,509,072
U.S. Treasury Inflation-Indexed Bond (g)
01/15/24	0.625%	13,266,666		13,430,430
Total				25,939,502
Uruguay 0.3%
Uruguay Government International Bond
04/05/27	4.250%	UYU	87,695,034	2,802,989
12/15/28	4.375%	UYU	111,444,669	3,566,510
Total				6,369,499
Total Inflation-Indexed Bonds (Cost: $49,158,537)				$43,782,473

Issuer	Coupon Rate	Principal Amount		Value

U.S. Treasury Obligations —%
U.S. Treasury
11/15/44	3.000%		$920,000	$931,213

Total U.S. Treasury Obligations (Cost: $907,350)				$931,213

Foreign Government Obligations(a)(h) 14.4%
Argentina 0.2%
Argentina Boden Bonds
10/03/15	7.000%	286,000		290,290
Argentina Bonar Bonds
04/17/17	7.000%	1,894,419		1,847,059
Provincia de Cordoba (b)
08/17/17	12.375%	2,346,000		2,381,190
YPF SA (b)
07/28/25	8.500%	900,000		864,000
Total				5,382,539
Brazil 1.0%
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL	5,700,000	14,283,942
Brazilian Government International Bond
01/20/34	8.250%	2,460,000		2,952,000
08/17/40	11.000%	2,700,000		2,703,375
01/07/41	5.625%	800,000		743,800
Petrobras Global Finance BV
01/27/21	5.375%	1,880,000		1,751,747
Total				22,434,864

Canada 0.3%
Canadian Government Bond
06/01/37	5.000%	CAD	5,885,000	6,788,280

Chile 0.1%
Chile Government International Bond
08/05/20	5.500%	CLP	685,500,000	1,081,554
Empresa Nacional del Petroleo (b)
07/08/19	6.250%	600,000		666,000
Total				1,747,554

Colombia 1.0%
Bogota Distrito Capital (b)
07/26/28	9.750%	COP	200,000,000	77,561
Colombia Government International Bond
04/14/21	7.750%	COP	9,150,000,000	3,405,516
06/28/27	9.850%	COP	7,492,000,000	3,174,371
01/18/41	6.125%	4,200,000		4,516,176
Corporación Andina de Fomento
06/15/22	4.375%	1,150,000		1,246,370

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(h) (continued)
Colombia (continued)
Ecopetrol SA
07/23/19	7.625%		$655,000	$756,525
01/16/25	4.125%	1,200,000		1,101,000
06/26/26	5.375%	700,000		679,175
Emgesa SA ESP
01/25/21	8.750%	COP	1,700,000,000	619,308
Empresas Publicas de Medellin ESP (b)
07/29/19	7.625%	100,000		116,500
02/01/21	8.375%	COP	11,464,000,000	4,179,583
09/10/24	7.625%	COP	1,216,000,000	410,611
Transportadora de Gas Internacional SA ESP (b)
03/20/22	5.700%	615,000		653,656
Total				20,936,352

Costa Rica 0.1%
Costa Rica Government International Bond (b)
03/12/45	7.158%	3,000,000		2,887,500

Croatia 0.2%
Croatia Government International Bond (b)
01/26/24	6.000%	3,192,000		3,355,718

Dominican Republic 0.8%
Banco de Reservas de La Republica Dominicana (b)
02/01/23	7.000%	2,750,000		2,751,966
Dominican Republic International Bond
02/10/23	14.500%	DOP	25,000,000	658,403
Dominican Republic International Bond (b)
05/06/21	7.500%	1,022,000		1,142,583
04/20/27	8.625%	2,900,000		3,480,000
04/30/44	7.450%	3,900,000		4,231,500
Dominican Republic International Bond (b)(i)
02/22/19	12.000%	DOP	31,000,000	728,436
07/05/19	15.000%	DOP	101,000,000	2,598,887
01/08/21	14.000%	DOP	79,470,000	2,002,098
Total				17,593,873

Ecuador 0.1%
Ecuador Government International Bond (b)
03/24/20	10.500%	2,800,000		2,675,064

Egypt —%
Egypt Government International Bond (b)
06/11/25	5.875%	1,000,000		980,200

El Salvador 0.1%
El Salvador Government International Bond (b)
06/15/35	7.650%	490,000		489,387

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(h) (continued)
El Salvador (continued)
02/01/41	7.625%		$1,500,000	$1,470,000
Total				1,959,387

Georgia 0.2%
Georgian Railway JSC (b)
07/11/22	7.750%	4,839,000		5,074,901

Ghana 0.1%
Republic of Ghana (b)
08/07/23	7.875%	934,307		873,577
01/18/26	8.125%	800,000		741,400
Total				1,614,977

Guatemala 0.1%
Guatemala Government Bond (b)
02/13/28	4.875%	1,352,000		1,328,340

Hungary 0.6%
Hungary Government International Bond
11/22/23	5.750%	5,382,000		6,004,159
03/25/24	5.375%	2,950,000		3,232,462
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%	2,111,000		2,242,684
01/30/20	4.000%	1,579,000		1,592,444
Total				13,071,749

Indonesia 1.8%
Indonesia Government International Bond (b)
03/13/20	5.875%	11,125,000		12,362,656
04/25/22	3.750%	1,200,000		1,185,000
Indonesia Treasury Bond
04/15/19	7.875%	IDR	9,000,000,000	658,658
11/15/20	11.000%	IDR	2,000,000,000	163,371
06/15/21	12.800%	IDR	17,200,000,000	1,516,245
03/15/24	8.375%	IDR	77,800,000,000	5,664,979
09/15/25	11.000%	IDR	16,500,000,000	1,407,406
05/15/27	7.000%	IDR	60,403,000,000	3,918,214
03/15/29	9.000%	IDR	16,350,000,000	1,229,800
Majapahit Holding BV (b)
01/20/20	7.750%	1,100,000		1,271,911
06/29/37	7.875%	2,780,000		3,197,000
PT Pertamina Persero (b)
05/03/22	4.875%	1,600,000		1,600,000
PT Perusahaan Listrik Negara (b)
11/22/21	5.500%	4,778,000		5,062,578
Total				39,237,818

Italy 0.5%
Italy Buoni Poliennali Del Tesoro
05/01/21	3.750%	EUR	7,620,000	9,624,698

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(h) (continued)
Italy (continued)
09/01/22	5.500%	EUR$	1,000,000	$1,403,577
Total				11,028,275

Ivory Coast 0.1%
Ivory Coast Government International Bond (b)
07/23/24	5.375%	700,000		652,750
Ivory Coast Government International Bond (c)
12/31/32	5.750%	934,000		857,307
Total				1,510,057

Jamaica —%
Jamaica Government International Bond
04/28/28	6.750%	950,000		952,375

Kazakhstan 0.4%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%	1,980,000		2,242,350
04/09/21	6.375%	500,000		516,250
04/30/23	4.400%	4,287,000		3,911,887
11/07/44	6.000%	1,900,000		1,527,125
Total				8,197,612

Macedonia —%
Macedonia Government Bond (b)
07/24/21	3.975%	EUR	557,000	587,471

Mexico 2.2%
Mexican Bonos
06/16/16	6.250%	MXN	29,600,000	1,879,630
06/11/20	8.000%	MXN	44,530,000	3,074,970
06/10/21	6.500%	MXN	50,000	3,237
06/09/22	6.500%	MXN	88,200,000	5,690,053
12/05/24	10.000%	MXN	119,000,000	9,465,738
06/03/27	7.500%	MXN	44,450,000	3,038,761
11/23/34	7.750%	MXN	31,000,000	2,172,239
Mexico Government International Bond
01/11/40	6.050%	2,350,000		2,714,250
01/23/46	4.600%	1,800,000		1,696,500
Pemex Finance Ltd.
11/15/18	9.150%	2,174,375		2,469,288
(NPFGC)
08/15/17	10.610%	928,125		1,013,451
Pemex Project Funding Master Trust
01/21/21	5.500%	1,750,000		1,894,007
Petroleos Mexicanos
03/01/18	5.750%	2,870,000		3,121,125
05/03/19	8.000%	600,000		702,750
11/24/21	7.650%	MXN	18,600,000	1,185,428
09/12/24	7.190%	MXN	3,800,000	231,597
11/12/26	7.470%	MXN	23,700,000	1,407,659
06/15/35	6.625%	870,000		930,900

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(h) (continued)
Mexico (continued)
06/02/41	6.500%		$2,500,000	$2,613,000
Petroleos Mexicanos (b)
01/23/26	4.500%	900,000		879,773
Total				46,184,356

Morocco 0.1%
Morocco Government International Bond (b)
12/11/22	4.250%	1,804,000		1,840,080

Netherlands —%
Petrobras Global Finance BV
03/17/24	6.250%	208,000		194,667

Paraguay 0.1%
Republic of Paraguay (b)
08/11/44	6.100%	1,439,000		1,492,962

Peru 0.6%
Corporacion Financiera de Desarrollo SA (b)
02/08/22	4.750%	2,258,000		2,348,943
Peruvian Government International Bond
08/12/26	8.200%	PEN	9,407,000	3,262,207
11/21/33	8.750%		2,508,000	3,780,810
Peruvian Government International Bond (b)
08/12/24	5.700%	PEN	2,500,000	736,077
08/12/26	8.200%	PEN	5,925,000	2,054,702
Total				12,182,739

Philippines 0.2%
Philippine Government International Bond
01/15/21	4.950%	PHP	65,000,000	1,490,047
03/30/26	5.500%	798,000		950,618
Power Sector Assets & Liabilities Management Corp. (b)
12/02/24	7.390%	1,082,000		1,430,945
Total				3,871,610

Republic of Namibia 0.2%
Namibia International Bonds (b)
11/03/21	5.500%	3,192,000		3,427,889

Republic of the Congo —%
Republic of Congo (c)
06/30/29	4.000%	427,500		374,576

Romania 0.3%
Romanian Government International Bond (b)
02/07/22	6.750%	500,000		588,125

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(h) (continued)
Romania (continued)
08/22/23	4.375%	$5,312,000	$5,511,200
Total			6,099,325

Russian Federation 1.0%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%	4,800,000	4,080,000
Gazprom OAO Via Gaz Capital SA (b)
04/11/18	8.146%	2,813,000	3,021,162
03/07/22	6.510%	2,577,000	2,551,642
08/16/37	7.288%	300,000	285,900
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
12/27/17	5.298%	300,000	298,500
Russian Foreign Bond - Eurobond (c)
03/31/30	7.500%	9,756,250	11,414,813
Total			21,652,017

Senegal —%
Senegal Government International Bond (b)
07/30/24	6.250%	505,000	484,169

Serbia 0.1%
Republic of Serbia (b)
12/03/18	5.875%	1,735,000	1,832,594

South Africa 0.1%
South Africa Government International Bond
01/17/24	4.665%	600,000	614,250
Transnet SOC Ltd. (b)
07/26/22	4.000%	1,100,000	1,050,500
Total			1,664,750

Trinidad and Tobago 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%	5,850,000	6,742,125

Turkey 1.2%
Export Credit Bank of Turkey (b)
09/23/21	5.000%	600,000	603,000
Turkey Government International Bond
03/30/21	5.625%	3,150,000	3,376,422
09/26/22	6.250%	1,300,000	1,436,240
03/23/23	3.250%	2,800,000	2,589,664
02/05/25	7.375%	10,280,000	12,233,200
03/17/36	6.875%	630,000	724,500
05/30/40	6.750%	1,500,000	1,716,000
01/14/41	6.000%	1,700,000	1,776,500

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(h) (continued)
Turkey (continued)
02/17/45	6.625%	$600,000	$685,200
Total			25,140,726

Uruguay 0.1%
Uruguay Government International Bond
03/21/36	7.625%	725,000	966,969
PIK
01/15/33	7.875%	1,340,000	1,803,975
Total			2,770,944

Zambia 0.2%
Zambia Government International Bond (b)
04/14/24	8.500%	1,594,000	1,518,285
07/30/27	8.970%	2,050,000	1,957,750
Total			3,476,035

Total Foreign Government Obligations (Cost: $324,425,175)			$308,776,470

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 (b)(d)(j)(k)
10/01/13	13.000%	2,675,827	1,336,147

Total Municipal Bonds (Cost: $2,675,827)			$1,336,147

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 6.0%
Aerospace & Defense 0.2%
AerCap Holdings Term Loan (c)(l)
04/30/20	3.500%	1,500,000	1,504,995
Doncasters US Finance LLC Tranche B Term Loan (c)(l)
04/09/20	4.500%	1,357,222	1,356,380
TASC, Inc. 1st Lien Term Loan (c)(l)
05/22/20	7.000%	544,500	546,313

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Aerospace & Defense (continued)
TransDigm, Inc. Tranche E Term Loan (c)(l)
05/16/22	3.500%	$648,453	$644,751
Total			4,052,439
Automotive 0.1%
Gates Global LLC Term Loan (c)(l)
07/06/21	4.250%	1,042,125	1,036,101
Navistar, Inc. Tranche B Term Loan (c)(l)
08/17/17	6.750%	348,750	347,732
Total			1,383,833
Brokerage/Asset Managers/Exchanges 0.1%
RCS Capital Corp. 1st Lien Term Loan (c)(l)
04/29/19	7.500%	480,769	477,164
USI, Inc. Term Loan (c)(l)
12/27/19	4.250%	1,097,023	1,094,280
Total			1,571,444
Building Materials —%
Contech Engineered Solutions LLC Term Loan (c)(l)
04/29/19	6.250%	367,500	367,500
Roofing Supply Group LLC Term Loan (c)(l)
05/31/19	5.000%	234,234	234,381
Total			601,881
Cable and Satellite 0.2%
Charter Communications Operating LLC Tranche H Term Loan (c)(l)
07/23/21	3.250%	325,000	324,909
Encompass Digital Media, Inc. Tranche B 1st Lien Term Loan (c)(l)
06/06/21	5.500%	970,293	971,806
MCC Iowa LLC Tranche G Term Loan (c)(l)
01/20/20	4.000%	1,045,437	1,044,455
Mediacom Illinois LLC Tranche E Term Loan (c)(l)
10/23/17	3.160%	883,166	880,958

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Cable and Satellite (continued)
Numericable US LLC Tranche B Term Loan (c)(l)
07/31/22	4.000%	$500,000	$499,285
TWCC Holding Corp. 2nd Lien Term Loan (c)(l)
06/26/20	7.000%	625,000	582,031
Total			4,303,444
Chemicals 0.6%
American Pacific Corp. Term Loan (c)(l)
02/27/19	7.000%	1,979,950	1,989,850
Ascend Performance Materials Operations LLC Tranche B Term Loan (c)(l)
04/10/18	6.750%	777,889	667,686
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (c)(l)
02/01/20	3.750%	955,229	953,691
Chemours Co. LLC (The) Tranche B Term Loan (c)(l)
05/12/22	3.750%	175,000	167,912
HII Holding Corp. 2nd Lien Term Loan (c)(l)
12/21/20	9.750%	1,350,000	1,343,250
Kronos Worldwide, Inc. Term Loan (c)(l)
02/18/20	4.000%	1,975,000	1,962,656
MacDermid, Inc. Tranche B 1st Lien Term Loan (c)(l)
06/07/20	4.500%	1,984,810	1,990,705
Minerals Technologies, Inc. Tranche B1 Term Loan (c)(l)
05/10/21	3.750%	149,534	150,189
Nexeo Solutions LLC Term Loan (c)(l)
09/08/17	5.000%	899,745	887,940
Oxea Finance & Cy SCA 2nd Lien Term Loan (c)(l)
07/15/20	8.250%	425,000	398,969
Royal Adhesives & Sealants 2nd Lien Term Loan (c)(l)
06/19/23	8.500%	1,000,000	999,170
Solenis International LP/Holdings 3 LLC 1st Lien Term Loan (c)(l)
07/31/21	4.250%	248,125	246,651

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Univar, Inc. Tranche B Term Loan (c)(l)
06/29/22	4.250%	$800,000	$800,704
Total			12,559,373
Consumer Cyclical Services 0.2%
Creative Artists Agency LLC Term Loan (c)(l)
12/17/21	5.500%	273,625	276,566
Quikrete Holdings, Inc. 1st Lien Term Loan (c)(l)
09/28/20	4.000%	950,096	949,507
Sabre GLBL, Inc. Tranche B Term Loan (c)(l)
02/19/19	4.000%	928,129	930,449
ServiceMaster Co. LLC (The) Term Loan (c)(l)
07/01/21	4.250%	1,985,000	1,987,203
Weight Watchers International, Inc. Tranche B2 Term Loan (c)(l)
04/02/20	4.000%	1,368,500	712,551
Total			4,856,276
Consumer Products 0.2%
Affinion Group, Inc. Tranche B Term Loan (c)(l)
04/30/18	6.750%	1,187,970	1,125,162
Fender Musical Instruments Corp. Term Loan (c)(l)
04/03/19	5.750%	277,312	277,082
Jarden Corp. Tranche B1 Term Loan (c)(f)(l)
09/30/20	2.940%	450,000	450,675
Party City Holdings, Inc. Term Loan (c)(l)
07/27/19	4.000%	1,410,433	1,409,065
Varsity Brands, Inc. 1st Lien Term Loan (c)(l)
12/10/21	5.000%	373,499	376,300
Total			3,638,284
Diversified Manufacturing 0.4%
Accudyne Industries Borrower SCA/LLC Term Loan (c)(l)
12/13/19	4.000%	1,327,291	1,268,665
Allflex Holdings III, Inc. 1st Lien Term Loan (c)(l)
07/17/20	4.250%	1,031,625	1,030,655

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Apex Tool Group LLC Term Loan (c)(l)
01/31/20	4.500%	$1,884,174	$1,855,912
Filtration Group Corp. 1st Lien Term Loan (c)(l)
11/23/20	4.250%	2,106,301	2,106,301
Horizon Global Corp. Tranche B Term Loan (c)(l)
06/30/21	7.000%	400,000	396,000
Polymer Group, Inc. Term Loan (c)(l)
12/19/19	5.250%	1,975,124	1,985,829
William Morris Endeavor Entertainment LLC (c)(l)
1st Lien Term Loan
05/06/21	5.250%	396,000	395,877
2nd Lien Term Loan
05/06/22	8.250%	250,000	242,918
Total			9,282,157
Electric 0.2%
Astoria Energy LLC Tranche B Term Loan (c)(l)
12/24/21	5.000%	347,512	350,552
Calpine Corp. Tranche B Term Loan (c)(l)
05/27/22	3.500%	825,000	822,707
Essential Power LLC Term Loan (c)(l)
08/08/19	4.750%	445,258	446,927
FREIF North American Power I LLC (c)(l)
Tranche B Term Loan
03/27/22	4.750%	506,221	511,283
Tranche C Term Loan
03/27/22	4.750%	91,525	92,441
NRG Energy, Inc. Term Loan (c)(l)
07/01/18	2.750%	624,256	620,966
TPF Generation Holdings LLC Term Loan (c)(l)
12/31/17	4.750%	738,694	703,606
Texas Competitive Electric Holdings Co. LLC Term Loan (c)(l)
08/21/15	4.673%	1,345,944	673,645
Viva Alamo LLC Term Loan (c)(l)
02/22/21	5.250%	719,542	705,151

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
Windsor Financing LLC Tranche B Term Loan (c)(l)
12/05/17	6.250%	$303,608	$303,608
Total			5,230,886
Environmental 0.1%
ADS Waste Holdings, Inc. Tranche B2 Term Loan (c)(l)
10/09/19	3.750%	910,417	906,092
STI Infrastructure SARL Term Loan (c)(l)
08/22/20	6.250%	339,230	323,965
Waste Industries USA, Inc. Term Loan (c)(l)
02/27/20	4.250%	648,375	650,644
Total			1,880,701
Food and Beverage 0.2%
AdvancePierre Foods, Inc. 1st Lien Term Loan (c)(l)
07/10/17	5.750%	1,950,000	1,955,343
Hostess Brands, Inc. Term Loan (c)(l)
08/08/22	4.500%	400,000	400,832
Performance Food Group, Inc. 2nd Lien Term Loan (c)(l)
11/14/19	6.250%	1,543,500	1,546,710
Total			3,902,885
Gaming 0.3%
Amaya Holdings BV Tranche B 1st Lien Term Loan (c)(l)
08/01/21	5.000%	997,487	995,153
CCM Merger, Inc. Term Loan (c)(l)
08/06/21	4.500%	366,347	367,263
Cannery Casino Resorts LLC (c)(f)(l)
1st Lien Term Loan
10/02/18	6.000%	1,000,000	989,380
Cannery Casino Resorts LLC (c)(l)
2nd Lien Term Loan
10/02/19	10.000%	250,000	224,582
Mohegan Tribal Gaming Authority Tranche B Term Loan (c)(f)(l)
11/19/19	5.500%	600,000	596,358
Peppermill Casinos, Inc. Tranche B Term Loan (c)(l)
11/09/18	7.250%	999,267	999,267

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
ROC Finance LLC Tranche B Term Loan (c)(l)
06/20/19	5.000%	$1,449,188	$1,412,958
Scientific Games International, Inc. Tranche B2 Term Loan (c)(l)
10/01/21	6.000%	995,000	998,453
Total			6,583,414
Health Care 0.3%
Alere, Inc. Tranche B Term Loan (c)(l)
06/20/22	4.250%	350,000	351,312
Alliance HealthCare Services, Inc. Term Loan (c)(l)
06/03/19	4.250%	759,485	755,118
CHS/Community Health Systems, Inc. (c)(l)
Tranche F Term Loan
12/31/18	3.533%	282,838	283,386
Tranche G Term Loan
12/31/19	3.750%	376,200	376,576
Tranche H Term Loan
01/27/21	4.000%	488,399	490,231
DaVita HealthCare Partners, Inc. Tranche B Term Loan (c)(l)
06/24/21	3.500%	618,750	619,523
IASIS Healthcare LLC Tranche B2 Term Loan (c)(l)
05/03/18	4.500%	824,442	825,984
Kindred Healthcare, Inc. Term Loan (c)(l)
04/09/21	4.250%	497,487	499,199
Onex Carestream Finance LP 1st Lien Term Loan (c)(l)
06/07/19	5.000%	867,360	867,846
Physio-Control International, Inc. (c)(l)
1st Lien Term Loan
06/06/22	5.500%	625,000	627,737
2nd Lien Term Loan
06/05/23	10.000%	175,000	173,250
Total			5,870,162
Independent Energy —%
Samson Investment Co. Tranche 1 2nd Lien Term Loan (c)(l)
09/25/18	5.000%	1,425,000	411,825
Templar Energy LLC 2nd Lien Term Loan (c)(l)
11/25/20	8.500%	1,000,000	620,360
Total			1,032,185

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Leisure 0.2%
24 Hour Fitness Worldwide, Inc. Term Loan (c)(l)
05/28/21	4.750%	$717,750	$688,143
Cinemark USA, Inc. Term Loan (c)(l)
05/09/22	3.190%	498,721	500,980
Life Time Fitness, Inc. Term Loan (c)(l)
06/10/22	4.250%	325,000	323,986
Lions Gate Entertainment Corp. 2nd Lien Term Loan (c)(l)
03/17/22	5.000%	400,000	402,000
Six Flags Premier Parks Tranche B Term Loan (c)(f)(l)
06/30/22	3.500%	550,000	551,892
Steinway Musical Instruments, Inc. 1st Lien Term Loan (c)(l)
09/19/19	4.750%	1,000,000	1,000,000
Zuffa LLC Term Loan (c)(l)
02/25/20	3.750%	1,730,642	1,716,035
Total			5,183,036
Media and Entertainment 0.3%
Getty Images, Inc. Term Loan (c)(l)
10/18/19	4.750%	1,950,000	1,378,806
Granite Broadcasting Tranche B 1st Lien Term Loan (c)(l)
05/23/18	6.750%	149,210	148,558
Hubbard Radio LLC Term Loan (c)(l)
05/27/22	4.250%	567,014	571,266
ION Media Networks, Inc. Tranche B1 Term Loan (c)(l)
12/18/20	4.750%	870,625	870,625
Learfield Communications, Inc. 1st Lien Term Loan (c)(l)
10/09/20	4.500%	1,576,080	1,577,388
Radio One, Inc. Term Loan (c)(l)
12/31/18	4.790%	275,000	279,986
Sinclair Television Group, Inc. Tranche B1 Term Loan (c)(l)
07/30/21	3.500%	275,000	274,830
Univision Communications, Inc. Term Loan (c)(l)
03/01/20	4.000%	1,074,941	1,073,597

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
iHeartCommunications, Inc. Tranche D Term Loan (c)(l)
01/30/19	6.940%	$1,128,407	$1,035,460
Total			7,210,516
Metals 0.1%
FMG Resources August 2006 Proprietary Ltd. Term Loan (c)(l)
06/30/19	3.750%	1,049,460	857,934
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (c)(l)
02/28/19	5.750%	293,182	201,747
Total			1,059,681
Oil Field Services 0.1%
Drillships Financing Holding, Inc. Tranche B1 Term Loan (c)(l)
03/31/21	6.000%	875,424	677,140
Fieldwood Energy LLC 2nd Lien Term Loan (c)(l)
09/30/20	8.375%	1,000,000	541,880
Total			1,219,020
Other Financial Institutions —%
IG Investments Holdings LLC Tranche B Term Loan (c)(l)
10/31/21	6.000%	536,250	538,095
Other Industry 0.2%
ATI Acquisition Co. Tranche B Term Loan (c)(d)(i)(j)(l)(m)
12/30/14	0.000%	120,528	—
Harland Clarke Holdings Corp. Tranche B3 Term Loan (c)(l)
05/22/18	7.000%	593,750	595,793
Sensus U.S.A., Inc. (c)(l)
1st Lien Term Loan
05/09/17	4.500%	1,956,396	1,946,614
2nd Lien Term Loan
05/09/18	8.500%	725,000	717,750
Total			3,260,157
Packaging 0.2%
BWAY Intermediate Co., Inc. Term Loan (c)(l)
08/14/20	5.500%	997,481	999,975

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Packaging (continued)
Mauser Holding SARL 1st Lien Term Loan (c)(l)
07/31/21	4.500%	$274,309	$273,623
Pregis Holding I Corp. 1st Lien Term Loan (c)(l)
05/20/21	4.500%	199,480	199,147
Ranpack Corp. Tranche B1 Term Loan (c)(l)
10/01/21	4.250%	1,985,025	1,982,544
Total			3,455,289
Paper —%
Caraustar Industries, Inc. Term Loan (c)(l)
05/01/19	8.000%	845,931	844,662
Pharmaceuticals 0.3%
Amneal Pharmaceuticals LLC Tranche B Term Loan (c)(l)
11/01/19	4.501%	1,995,000	1,998,491
Atrium Innovations, Inc. Tranche B1 1st Lien Term Loan (c)(f)(l)
02/15/21	4.250%	972,942	940,105
Endo Pharmaceutical Tranche B Term Loan (c)(l)
07/28/22	3.750%	350,000	351,362
Par Pharmaceutical Companies, Inc. (c)(l)
Tranche B2 Term Loan
09/30/19	4.000%	430,642	430,194
Tranche B3 Term Loan
09/30/19	4.250%	323,375	323,132
Royalty Pharma Finance Tranche B4 Term Loan (c)(l)
11/09/20	3.500%	623,434	624,207
Valeant Pharmaceuticals International, Inc. (c)(l)
Tranche B-C2 Term Loan
12/11/19	3.500%	852,793	853,501
Tranche B-D2 Term Loan
02/13/19	3.500%	445,904	446,230
Total			5,967,222
Property & Casualty 0.2%
Alliant Holdings I LLC (c)(l)
Term Loan
12/20/19	5.000%	1,471,364	1,471,349
Tranche B Term Loan
07/29/22	4.500%	400,000	399,600
Asurion LLC (c)(l)
Tranche B Term Loan
08/01/22	5.000%	275,000	274,742

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Property & Casualty (continued)
Tranche B1 Term Loan
05/24/19	5.000%	$1,117,839	$1,117,493
Total			3,263,184
Restaurants —%
Burger King Corp. Tranche B2 Term Loan (c)(l)
12/10/21	3.750%	400,733	401,623
Retailers 0.8%
Academy Ltd. Term Loan (c)(l)
07/01/22	5.000%	1,741,528	1,748,302
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (c)(l)
09/26/19	4.500%	1,171,211	1,171,866
Bass Pro Group LLC Term Loan (c)(l)
06/05/20	4.000%	392,318	392,974
David’s Bridal, Inc. Term Loan (c)(l)
10/11/19	5.000%	2,469,949	2,378,561
Dollar Tree, Inc. (c)(l)
Tranche B1 Term Loan
07/06/22	3.500%	467,089	467,967
Tranche B2 Term Loan
07/06/22	4.250%	250,000	250,000
J. Crew Group, Inc. Term Loan (c)(l)
03/05/21	4.000%	2,050,968	1,694,612
Jo-Ann Stores, Inc. Tranche B Term Loan (c)(l)
03/16/18	4.000%	1,313,432	1,293,731
Leslie’s Poolmart, Inc. Tranche B Term Loan (c)(l)
10/16/19	4.250%	1,974,623	1,974,130
Neiman Marcus Group, Inc. (The) Term Loan (c)(l)
10/25/20	4.250%	506,903	504,495
PetCo Animal Supplies, Inc. Term Loan (c)(l)
11/24/17	4.000%	1,343,350	1,343,861
PetSmart, Inc. Tranche B1 Term Loan (c)(l)
03/11/22	4.250%	548,625	550,342
Pilot Travel Centers LLC Tranche B Term Loan (c)(l)
10/01/21	4.250%	569,250	574,943

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Retailers (continued)
Raley’s Term Loan (c)(l)
05/18/22	7.250%	$475,000	$475,000
Rite Aid Corp. (c)(l)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	1,050,000	1,059,187
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	325,000	325,403
Sports Authority, Inc. (The) Tranche B Term Loan (c)(l)
11/16/17	7.500%	948,449	808,553
Staples, Inc. 1st Lien Term Loan (c)(l)
11/10/21	3.500%	450,000	449,811
Total			17,463,738
Supermarkets 0.1%
Albertson’s LLC Tranche B2 Term Loan (c)(l)
03/21/19	5.375%	2,031,931	2,038,413
Technology 0.4%
Avago Technologies Ltd. Term Loan (c)(l)
05/06/21	3.750%	516,610	517,127
BMC Software Finance, Inc. Term Loan (c)(l)
09/10/20	5.000%	992,443	904,781
Blue Coat Systems, Inc. Term Loan (c)(l)
05/20/22	4.500%	225,000	225,095
Cirque Du Soleil, Inc. 2nd Lien Term Loan (c)(l)
07/10/23	10.500%	1,000,000	1,001,250
Commscope, Inc. Tranche 5 Term Loan (c)(l)
12/29/22	3.750%	325,000	325,406
Dell International LLC Tranche B2 Term Loan (c)(l)
04/29/20	4.000%	897,750	897,238
First Data Corp. Term Loan (c)(l)
07/08/22	3.937%	700,000	699,566
Greeneden U.S. Holdings II LLC Term Loan (c)(l)
02/08/20	4.000%	307,214	305,933
Infogroup, Inc. Tranche B Term Loan (c)(l)
05/26/18	7.500%	675,000	642,377

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)
MA FinanceCo LLC Tranche B Term Loan (c)(l)
11/19/21	5.250%	$373,938	$376,275
Mitel US Holdings, Inc. Term Loan (c)(l)
04/29/22	5.000%	300,000	301,968
RP Crown Parent LLC 1st Lien Term Loan (c)(l)
12/21/18	6.000%	1,028,957	991,019
SS&C European Holdings SARL Tranche B2 Term Loan (c)(l)
07/08/22	4.000%	67,265	67,741
SS&C Technologies Holdings, Inc. Tranche B1 Term Loan (c)(l)
07/08/22	4.000%	408,072	410,961
TTM Technologies, Inc. Tranche B Term Loan (c)(l)
05/31/21	6.000%	150,000	146,250
TransUnion LLC Tranche B2 Term Loan (c)(l)
04/09/21	3.750%	345,625	343,403
Verint Systems, Inc. Tranche B Term Loan (c)(l)
09/06/19	3.500%	124,244	124,089
Total			8,280,479
Transportation Services —%
Commercial Barge Line Co. 1st Lien Term Loan (c)(l)
09/22/19	7.500%	464,313	464,313
Hertz Corp. (The) Letter of Credit (c)(l)
03/11/18	3.750%	499,999	495,000
Total			959,313
Wirelines —%
Alaska Communications Systems Holdings, Inc. Term Loan (c)(l)
10/21/16	6.250%	165,329	164,916
Level 3 Financing, Inc. Tranche B2 Term Loan (c)(l)
05/31/22	3.500%	275,000	274,142
Total			439,058
Total Senior Loans (Cost: $133,475,729)			$128,332,850

Issuer	Shares	Value

Common Stocks 0.1%

CONSUMER DISCRETIONARY 0.1%
Auto Components —%
Delphi Automotive PLC	1,315	$102,675
Hotels, Restaurants & Leisure —%
UTGR, Inc. (n)	5,526	207,087
Media 0.1%
Cengage Learning, Inc. (n)	7,982	224,829
Media News Group (n)	2,495	87,325
Tribune Media Co.	1,338	67,556
Tribune Publishing Co.	198	2,948
Total		382,658
TOTAL CONSUMER DISCRETIONARY		692,420
MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	357,117
Metals & Mining —%
Aleris International, Inc. (n)	3,721	120,933
TOTAL MATERIALS		478,050

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES —%

Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (n)	478	$11,902
TOTAL TELECOMMUNICATION SERVICES		11,902

Total Common Stocks (Cost: $819,282)		$1,182,372

	Shares	Value

Money Market Funds 6.1%
Columbia Short-Term Cash Fund, 0.124% (o)(p)	130,402,607	$130,402,607

Total Money Market Funds (Cost: $130,402,607)		$130,402,607

Total Investments (Cost: $2,236,819,352) (q)		$2,209,397,184(r)
Other Assets & Liabilities, Net		(64,693,119)
Net Assets		$2,144,704,065

At July 31, 2015, securities and cash totaling $21,386,735 were pledged as collateral.

Fair Value Measurements Forward Foreign Currency Exchange Contracts Open at July 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Citigroup Global Markets Inc.	08/14/2015	13,000,000,000	COP	4,859,831	USD	347,739	—
Citigroup Global Markets Inc.	09/11/2015	85,832,800	EUR	94,276,173	USD	—	(37,236)
Goldman, Sachs & Co.	08/25/2015	27,612,000	MXN	1,731,301	USD	20,327	—
Goldman, Sachs & Co.	08/25/2015	7,395,636	USD	120,000,000	MXN	40,151	—
HSBC Securities (USA), Inc.	08/14/2015	16,000,000,000	COP	5,983,098	USD	429,754	—
HSBC Securities (USA), Inc.	08/25/2015	5,877,804	USD	3,800,000,000	CLP	—	(253,336)
J.P. Morgan Securities, Inc.	08/17/2015	590,000	SGD	436,785	USD	6,889	—
Morgan Stanley & Co.	08/25/2015	52,000,000	AUD	38,296,960	USD	336,702	—
Morgan Stanley & Co.	08/27/2015	20,167,668	USD	76,500,000	PLN	98,193	—
Standard Chartered Bank	08/25/2015	62,900,000	BRL	19,590,743	USD	1,368,275	—
Standard Chartered Bank	08/27/2015	12,004,000	PEN	3,751,250	USD	—	(139)
State Street Bank & Trust Company	08/25/2015	8,527,000	CAD	6,564,583	USD	45,665	—
UBS Securities	09/03/2015	47,818,000	EUR	52,233,084	USD	—	(303,142)
Total					2,693,695		(593,853)

Futures Contracts Outstanding at July 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10Y BOND	499	AUD	46,611,636	09/2015	1,041,459	—
US 2YR NOTE (CBT)	853	USD	186,860,313	09/2015	254,580	—
US 5YR NOTE (CBT)	2,501	USD	299,729,219	09/2015	893,713	—
Total			533,201,168		2,189,752	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(1,062)	USD	(135,338,625)	09/2015	—	(749,499)
US LONG BOND (CBT)	(659)	USD	(102,762,813)	09/2015	—	(958,495)
US ULTRA BOND (CBT)	(224)	USD	(35,735,000)	09/2015	—	(1,540,032)
Total			(273,836,438)		—	(3,248,026)

Credit Default Swap Contracts Outstanding at July 31, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	CDX Emerging Markets Index 23-V1	06/20/2020	1.000	23,000,000	2,188,501	(1,980,864)	(26,833)	180,804	—
Barclays	CDX Emerging Markets Index 23-V1	06/20/2020	1.000	29,000,000	2,759,415	(2,773,540)	(33,833)	—	(47,958)
Goldman Sachs International	CDX Emerging Markets Index 23-V1	06/20/2020	1.000	29,000,000	2,759,415	(2,481,576)	(32,222)	245,617	—
Morgan Stanley*	CDX North America High Yield 24-V1	06/20/2020	5.000	50,292,000	273,669	—	(279,400)	—	(5,731)
Total								426,421	(53,689)

*Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 24-V1	06/20/2020	1.000	0.703%	9,000,000	(1,618)	10,000	8,382	—
Total								8,382	—

*Centrally cleared swap contract

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at July 31, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.985	03/23/2025	USD	23,000,000	—	—	(38,501)
Morgan Stanley*	6-Month HUF-BUBOR	Receive	2.320	06/08/2020	HUF	12,000,000,000	(189)	—	(182,281)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.551	09/04/2024	USD	190,000,000	(1,526)	—	(7,020,383)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.090	02/11/2025	USD	183,000,000	(1,562)	1,155,384	—
Morgan Stanley	U.S. CPI Urban Consumers NSA	Receive	1.960	02/11/2025	USD	2,000,000	—	—	(16,302)
Morgan Stanley*	6-Month PLN-WIBOR	Receive	2.695	07/13/2025	PLN	91,000,000	(189)	—	(9,901)
Total								1,155,384	(7,267,368)

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $1,021,464,474 or 47.63% of net assets.

(c)	Variable rate security.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2015, the value of these securities amounted to $2,582,587, which represents 0.12% of net assets.

(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Principal and interest may not be guaranteed by the government.
(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $5,329,421, which represents 0.25% of net assets.

(j)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at July 31, 2015 was $1,336,147, which represents 0.06% of net assets.  Information concerning such security holdings at July 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 0.000%	12-23-2009 - 04-08-2015	77,506
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/13 13.000%	10-4-2004	2,675,827

(k)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2015, the value of these securities amounted to $1,336,147 or 0.06% of net assets.

(l)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(m)	Negligible market value.
(n)	Non-income producing investment.
(o)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(p)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	106,858,518	604,342,002	(580,797,913)	130,402,607	93,616	130,402,607

(q)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $2,236,819,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$36,675,000
Unrealized Depreciation	(64,097,000)
Net Unrealized Depreciation	$(27,422,000)

(r)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	821,202,071	626,471	821,828,542
Residential Mortgage-Backed Securities - Agency	—	213,510,949	—	213,510,949
Residential Mortgage-Backed Securities - Non-Agency	—	272,570,358	68,443,618	341,013,976
Commercial Mortgage-Backed Securities - Non-Agency	—	119,264,318	8,209,192	127,473,510
Asset-Backed Securities - Non-Agency	—	65,854,477	24,971,598	90,826,075
Inflation-Indexed Bonds	—	43,782,473	—	43,782,473
U.S. Treasury Obligations	931,213	—	—	931,213
Foreign Government Obligations	—	303,447,049	5,329,421	308,776,470
Municipal Bonds	—	1,336,147	—	1,336,147
Senior Loans	—	120,194,626	8,138,224	128,332,850
Common Stocks
Consumer Discretionary	173,179	431,916	87,325	692,420
Materials	357,117	120,933	—	478,050
Telecommunication Services	11,902	—	—	11,902
Total Common Stocks	542,198	552,849	87,325	1,182,372
Money Market Funds	130,402,607	—	—	130,402,607
Total Investments	131,876,018	1,961,715,317	115,805,849	2,209,397,184
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,693,695	—	2,693,695
Futures Contracts	2,189,752	—	—	2,189,752
Swap Contracts	—	1,590,187	—	1,590,187
Liabilities
Forward Foreign Currency Exchange Contracts	—	(593,853)	—	(593,853)
Futures Contracts	(3,248,026)	—	—	(3,248,026)
Swap Contracts	—	(7,321,057)	—	(7,321,057)
Total	130,817,744	1,958,084,289	115,805,849	2,204,707,882

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non- Agency	Asset-Backed Securities - Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of October 31, 2014	3,032,329	50,787,423	—	8,240,849	6,009,113	14,137,318	275,470	82,482,502
Increase (decrease) in accrued discounts/premiums	496	(15,873)	(2,558)	—	(21,618)	216	—	(39,337)
Realized gain (loss)	—	1,905	—	27	24,415	35,239	(10,020)	51,566
Change in unrealized appreciation (depreciation)(a)	(71,938)	(439,891)	(603)	(17,569)	(38,485)	(10,798)	(14,734)	(594,018)
Sales	—	(3,478,260)	(8,326,851)	(43,674)	(644,004)	(4,613,405)	(16,411)	(17,122,605)
Purchases	—	44,860,514	10,117,998	25,032,814	—	2,996,801	—	83,008,127
Transfers into Level 3	—	—	6,421,206	—	—	2,004,173	—	8,425,379
Transfers out of Level 3	(2,334,416)	(23,272,200)	—	(8,240,849)	—	(6,411,320)	(146,980)	(40,405,765)
Balance as of July 31, 2015	626,471	68,443,618	8,209,192	24,971,598	5,329,421	8,138,224	87,325	115,805,849

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2015 was $(590,883), which is comprised of Corporate Bonds & Notes of $(71,938), Residential Mortgage-Backed Securities — Non-Agency of $(439,891), Commercial Mortgage-Backed Securities — Non-Agency of $(603), Asset-Backed Securities — Non-Agency of $(17,569), Foreign Government Obligations of $(38,485), Senior Loans of $2,553 and Common Stocks of $(24,950).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, residential and asset backed securities, foreign government obligations, senior loans, and equity securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2015